UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-09721

PIMCO Managed Accounts Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO Managed Accounts Trust

Semiannual Report

June 30, 2018

Fixed Income SHares: Series C (“FISH: Series C”)

Fixed Income SHares: Series LD (“FISH: Series LD”)

Fixed Income SHares: Series M (“FISH: Series M”)

Fixed Income SHares: Series R (“FISH: Series R”)

Fixed Income SHares: Series TE (“FISH: Series TE”)

Letter from the Chairman of the Board & President

Dear Shareholder,

Following is the PIMCO Managed Accounts Trust Semiannual Report, which covers the six-month reporting period ended June 30, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the six-month reporting period ended June 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at a revised annual pace of 2.3% and 2.2% during the fourth quarter of 2017 and first quarter of 2018, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that second-quarter 2018 GDP grew at an annual pace of 4.1%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates three times in 2017, the Fed again raised rates at its March 2018 meeting, pushing the federal funds rate to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised rates to a range between 1.75% and 2.00%.

Economic activity outside the U.S. moderated somewhat during the reporting period. Against this backdrop, the European Central Bank (ECB), the Bank of Japan and the Bank of England largely maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance, including the Bank of Canada, as it raised rates in January 2018. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, but it did not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.85% at the end of the reporting period, up from 2.40% on December 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -1.08% over the six months ended June 30, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned -1.62% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 0.08% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned -5.23% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -6.44% over the period.

Global equities generated mixed results during the reporting period. The U.S. market rallied sharply during the first month of the period. Supporting the market were improving global growth, overall solid corporate profits and the passage of a tax reform bill late in 2017. Those gains were then erased in February and March 2018.

2	PIMCO MANAGED ACCOUNTS TRUST

This was partially driven by fears that the Fed may take a more aggressive approach in terms of raising interest rates. In addition, there were concerns over a possible trade war. However, U.S. equities moved modestly higher over the last three months of the period. All told, U.S. equities, as represented by the S&P 500 Index, returned 2.65% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -6.66% over the period, whereas global equities, as represented by the MSCI World Index, gained 0.43%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -1.05% over the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned -0.48%.

Commodity prices fluctuated and produced mixed results during the six months ended June 30, 2018. When the reporting period began, crude oil was approximately $60 a barrel. By the end of the period it was roughly $74 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as global growth maintaining demand. Elsewhere, gold and copper prices moved lower over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, due in part to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. All told, the U.S. dollar returned 2.73%, 2.26% and -1.71% versus the euro, British pound and Japanese yen, respectively, during the six months ended June 30, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and will continue to work diligently to meet your broad investment needs. We also invite you to visit our website at pimco.com/FISH to learn more about our global viewpoints.

Sincerely,

Hans W. Kertess	Peter G. Strelow
Chairman of the Board of Trustees	President

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

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Important Information About the Portfolios

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. A Portfolio may lose money as a result of movement in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.” Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the net asset value (“NAV”) of the Portfolios’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The use of derivatives may subject the Portfolios to greater volatility than investments in traditional securities. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, leverage risk, management risk and the risk that a Portfolio may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Portfolio. Certain derivative transactions may have a leveraging effect on a Portfolio. For example, a small investment in a derivative instrument may have a significant impact on a Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Portfolio’s NAV. A Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. A Portfolio may invest a significant portion of its assets in these types of instruments. If it does, a Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

4	PIMCO MANAGED ACCOUNTS TRUST

A Portfolio’s use of leverage creates the opportunity for increased income for the Portfolio’s shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Portfolio to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Portfolio’s holdings, the interest and other costs of leverage to the Portfolio could exceed the rate of return on the debt obligations and other investments held by the Portfolio, thereby reducing return to the Portfolio’s shareholders. In addition, fees and expenses of any form of leverage used by a Portfolio will be borne entirely by its shareholders and will reduce the investment return of the Portfolio’s shares. There can be no assurance that a Portfolio’s use of leverage will result in a higher yield on its shares, and it may result in losses. Leverage creates several major types of risks for a Portfolio’s shareholders, including: (1) the likelihood of greater volatility of net asset value of the Portfolio’s shares, and of the investment return to the Portfolio’s shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Portfolio’s dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Portfolio’s shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Portfolio’s shares than if the Portfolio were not leveraged and may result in a greater decline in the market value of the Portfolio’s shares. Moreover, to make payments of interest and other loan costs, a Portfolio may be forced to sell portfolio securities when it is not otherwise advantageous to do so.

There is a risk that a Portfolio investing in a tender option bond program will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status. A Portfolio’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit or other events beyond the Portfolios’ control, which could require the Portfolios to dispose of portfolio investments at inopportune times and prices. A Portfolio may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Portfolio will be subject to leverage risk.

A Portfolio’s investments in and exposure to foreign securities involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. Foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of certain foreign countries are relatively small, with a limited number of companies representing a small number of industries. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or other confiscation, currency blockage, political changes or diplomatic developments could adversely affect a Portfolio’s investments in foreign securities. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment in foreign securities. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Portfolio invests in emerging market debt, it may face increased

SEMIANNUAL REPORT	JUNE 30, 2018	5

Important Information About the Portfolios (Cont.)

exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure. The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

Investments in loans (including whole loans) are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and, as applicable, risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. In the case of a loan participation or assignment, a Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In the event of the insolvency of the lender selling a loan participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Portfolios may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Mortgage-related and other asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Portfolio holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Portfolio to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Portfolio to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolios because the Portfolios may have to reinvest that money at the lower prevailing interest rates. A Portfolio’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets. Additionally, investments in subordinate mortgage-backed and other asset-backed securities will be subject to risks arising from delinquencies and foreclosures, thereby exposing a Portfolio’s investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed securities are also subject to greater credit risk than those mortgage-backed or other asset-backed securities that are more highly rated.

6	PIMCO MANAGED ACCOUNTS TRUST

A Portfolio may also invest in the residual or equity tranches of mortgage-related and other asset-backed instruments, which may be referred to as subordinate mortgage-backed or asset-backed instruments and interest-only mortgage-backed or asset-backed instruments. Subordinate mortgage-backed or asset-backed instruments are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate mortgage-backed or asset-backed instruments will not be fully paid. There are multiple tranches of mortgage-backed and asset-backed instruments, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or “first loss,” according to their degree of risk. The most senior tranche of a mortgage-backed or asset-backed instrument has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. Each Portfolio expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed securities that are more highly rated.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Portfolio will lose money. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The Portfolio may purchase unrated securities (which are not rated by a rating agency) if PIMCO determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that PIMCO may not accurately evaluate the security’s comparative credit quality, which could result in a Portfolio’s portfolio having a higher level of credit and/or high yield risk than PIMCO has estimated or desires for the Portfolio, and could negatively impact the Portfolio’s performance and/or returns. Certain Portfolios may invest a substantial portion of their assets in unrated securities and therefore may be particularly subject to the associated risks. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt obligations. To the extent that a Portfolio invests in high yield and/or unrated securities, the Portfolio’s success in achieving its investment objectives may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Portfolio invested exclusively in higher-quality and rated securities. The Portfolios may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Portfolio’s ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted obligations might be repaid only after

SEMIANNUAL REPORT	JUNE 30, 2018	7

Important Information About the Portfolios (Cont.)

lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Defaulted securities are often illiquid and may not be actively traded. Sales of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Portfolios could be material. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Contingent convertible securities (“CoCos”) are a form of hybrid debt security issued primarily by non-U.S. issuers, which have loss absorption mechanisms built into their terms. CoCos have no stated maturity, have fully discretionary coupons and are typically issued in the form of subordinated debt instruments. CoCos generally either convert into equity of the issuer or have their principal written down upon the occurrence of certain triggering events (“triggers”) linked to regulatory capital thresholds or regulatory actions relating to the issuer’s continued viability. As a result, an investment by a Portfolio in CoCos is subject to the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that the principal amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Portfolio. In certain scenarios, investors in CoCos may suffer a loss of capital ahead of equity holders or when equity holders do not. There is no guarantee that a Portfolio will receive a return of principal on CoCos. Any indication that an automatic write-down or conversion event may occur can be expected to have an adverse effect on the market price of CoCos. CoCos are often rated below investment grade and are subject to the risks of high yield securities. Because CoCos are issued primarily by financial institutions, CoCos may present substantially increased risks at times of financial turmoil, which could affect financial institutions more than companies in other sectors and industries. Further, the value of an investment in CoCos is unpredictable and will be influenced by many factors and risks, including interest rate risk, credit risk, market risk and liquidity risk. An investment by a Portfolio in CoCos may result in losses to the Portfolio.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Portfolio holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Portfolios’ shares.

The Portfolios may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Portfolios’ performance and/or ability to achieve their

8	PIMCO MANAGED ACCOUNTS TRUST

investment objectives. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Portfolios could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Portfolios to enforce any rights they may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Portfolio may invest is generally less than that for corporate equities or bonds, and the investment performance of a Portfolio’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than investments in taxable bonds. The secondary market for municipal bonds, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Portfolio’s ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Laws, referenda, ordinances or regulations enacted in the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities might also seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Portfolio could experience delays in collecting principal and interest and the Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Portfolio may take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Portfolio’s operating expenses. Any income derived from the Portfolio’s ownership or operation of such assets may not be tax-exempt. More generally, the Portfolios other than FISH: Series TE do not expect to be eligible to pass through to shareholders the tax-exempt character of interest earned on municipal bonds.

A Portfolio that has substantial exposures to California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain

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Important Information About the Portfolios (Cont.)

California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

A Portfolio that has substantial exposures to New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by a Portfolio. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Municipal obligations issued by the Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations may be affected by economic, market, political, and social conditions in Puerto Rico. Puerto Rico currently is experiencing significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, the severe impact of two hurricanes, and persistent government budget deficits. These challenges may negatively affect the value of a Portfolio’s investments in Puerto Rico municipal securities. Major ratings agencies have downgraded the general obligation debt of Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. In both August 2015 and January 2016, Puerto Rico defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Portfolio’s investments in Puerto Rico municipal securities. Legislation, including legislation that would allow Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, could also impact the value of a Portfolio’s investments in Puerto Rico municipal securities.

These challenges and uncertainties have been exacerbated by Hurricane Maria and the resulting natural disaster in Puerto Rico. In September 2017, Hurricane Maria struck Puerto Rico, causing major damage across the Commonwealth, including damage to its water, power, and telecommunications infrastructure. The length of time needed to rebuild Puerto Rico’s infrastructure is unclear, but could amount to years, during which the Commonwealth is likely to be in an uncertain economic state. The full extent of the natural disaster’s impact on Puerto Rico’s economy and foreign investment in Puerto Rico is difficult to estimate.

10	PIMCO MANAGED ACCOUNTS TRUST

As the use of technology has become more prevalent in the course of business, the Portfolios have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to a Portfolio’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches involving a Portfolio’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties), trading counterparties or issuers in which a Portfolio invests can also subject a Portfolio to many of the same risks associated with direct cyber security breaches. Moreover, cyber security breaches involving trading counterparties or issuers in which a Portfolio invests could adversely impact such counterparties or issuers and cause the Portfolio’s investment to lose value.

Cyber security failures or breaches may result in financial losses to a Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Portfolios have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Portfolios do not directly control the cyber security systems of issuers in which a Portfolio may invest, trading counterparties or third party service providers to the Portfolios. There is also a risk that cyber security breaches may not be detected. The Portfolios and their shareholders could be negatively impacted as a result.

The Portfolios may be subject to various risks, including, but not limited to, the following: credit risk, currency risk, focused-investment risk, interest rate risk, issuer-non-diversification risk, sovereign debt risk, issuer risk, leveraging risk, liquidity risk, management risk, contingent convertible securities risk, high yield risk, market risk, municipal project-specific risk, municipal securities risk, and turnover risk. A description of certain of these risks is available in the Notes to Financial Statements of this Report.

On each Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Total return for a period of more than one year represents the average annual total return. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $10,000 at the end of the month that a Portfolio commenced operations. Each Portfolio measures

SEMIANNUAL REPORT	JUNE 30, 2018	11

Important Information About the Portfolios (Cont.)

its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes.

The following table discloses the commencement of operations and diversification status of each Portfolio:

Portfolio Name	Commencement of Operations	Diversification Status
Fixed Income SHares: Series C	03/17/00	Diversified
Fixed Income SHares: Series LD	12/23/13	Diversified
Fixed Income SHares: Series M	03/17/00	Diversified
Fixed Income SHares: Series R	04/15/04	Diversified
Fixed Income SHares: Series TE	06/26/12	Non-Diversified

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with PIMCO as the Investment Adviser and Administrator, PIMCO Investments LLC and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholders of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand.

The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus, summary prospectus or SAI with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolios as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available

12	PIMCO MANAGED ACCOUNTS TRUST

without charge, upon request, by calling the Portfolios at (800) 927-4648, on the Portfolios’ website at www.pimco.com/ FISH, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Each Portfolio files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Portfolio’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Portfolios at (800) 927-4648, on the Portfolios’ website at www.pimco.com/FISH. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC adopted a rule that generally allows funds to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO is evaluating how to make the electronic delivery option available to shareholders in the future.

SEMIANNUAL REPORT	JUNE 30, 2018	13

Fixed Income SHares: Series C	FXICX

Cumulative Returns Through June 30, 2018

Allocation Breakdown as of 06/30/2018†§

Corporate Bonds & Notes	27.7%
U.S. Government Agencies	25.0%
Asset-Backed Securities	23.6%
U.S. Treasury Obligations	17.6%
Non-Agency Mortgage-Backed Securities	3.9%
Short-Term Instruments‡	0.6%
Other	1.6%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (03/17/00)
Fixed Income SHares: Series C	(1.09)%	0.90%	2.90%	8.25%	9.28%
Bloomberg Barclays U.S. Intermediate Credit Index	(1.45)%	(0.36)%	2.51%	4.37%	5.15%♦

All Portfolio returns are net of fees and expenses.

* Cumulative Return

♦ Average Annual Return since 03/31/00

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns presented do not reflect the deduction of taxes that a shareholder would pay on portfolio distribution or the redemption of portfolio shares or the deduction of any fees charged to investors at the “wrap account” level. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

The Portfolio’s total annual operating expense ratio in effect as of period end was 0.43%. Details regarding any changes to the Portfolio’s operating expenses, subsequent to period end, can be found in the Portfolio’s current prospectus, as supplemented.

14	PIMCO MANAGED ACCOUNTS TRUST

Investment Objective

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. interest rates contributed to performance, as U.S. interest rates rose.

»	Underweight exposure to investment grade corporate credit contributed to performance, as the spread widened.

»	Exposure to non-agency mortgage-backed securities contributed to performance, as spreads.

»	Long exposure to the Turkish lira versus the U.S. dollar detracted from performance, as the Turkish lira depreciated against the U.S. dollar.

»	Holdings of agency mortgage-backed securities detracted from performance, as these securities generally posted negative total return.

SEMIANNUAL REPORT	JUNE 30, 2018	15

Fixed Income SHares: Series LD	FXIDX

Cumulative Returns Through June 30, 2018

Allocation Breakdown as of 06/30/2018†§

Corporate Bonds & Notes	45.8%
U.S. Treasury Obligations	38.7%
Asset-Backed Securities	9.4%
Non-Agency Mortgage-Backed Securities	2.5%
Short-Term Instruments‡	1.6%
Sovereign Issues	1.1%
Other	0.9%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2018
	6 Month*	1 Year	Commencement of Operations (12/23/13)
Fixed Income SHares: Series LD	0.84%	1.88%	3.57%
ICE BofAML 1-3 Year U.S. Treasury Index±	0.09%	0.08%	0.56%

All Portfolio returns are net of fees and expenses.

* Cumulative Return

± The Bank of America Merrill Lynch Global Research fixed income index platform was acquired by the Intercontinental Exchange in October 2017 and renamed to ICE BofAML. This change does not impact the manner in which the indices are constructed.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns presented do not reflect the deduction of taxes that a shareholder would pay on portfolio distribution or the redemption of portfolio shares or the deduction of any fees charged to investors at the “wrap account” level. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

The Portfolio’s total annual operating expense ratio in effect as of period end was 1.30%. Details regarding any changes to the Portfolio’s operating expenses, subsequent to period end, can be found in the Portfolio’s current prospectus, as supplemented.

16	PIMCO MANAGED ACCOUNTS TRUST

Investment Objective

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio Insights

The following affected performance during the reporting period:

»	Long exposure to the British pound detracted from performance, as the British pound depreciated against the U.S. dollar.

»	Overweight exposure to the front end of the U.S. yield curve detracted from performance, as front-end interest rates rose.

»	Holdings of investment grade corporate credit contributed to performance, as security selection benefited performance.

»	Short exposure to the euro contributed to performance, as the euro depreciated against the U.S. dollar.

»	Short exposure to the Canadian dollar in the first half of the reporting period contributed to performance, as the Canadian dollar depreciated against the U.S. dollar.

SEMIANNUAL REPORT	JUNE 30, 2018	17

Fixed Income SHares: Series M	FXIMX

Cumulative Returns Through June 30, 2018

Allocation Breakdown as of 06/30/2018†§

U.S. Government Agencies	28.5%
Asset-Backed Securities	23.0%
U.S. Treasury Obligations	20.1%
Corporate Bonds & Notes	12.8%
Non-Agency Mortgage-Backed Securities	11.7%
Municipal Bonds & Notes	2.8%
Short-Term Instruments	0.8%
Other	0.3%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (03/17/00)
Fixed Income SHares: Series M	(0.08)%	3.20%	5.15%	7.02%	7.54%
Bloomberg Barclays U.S. MBS Fixed-Rate Index	(0.95)%	0.15%	2.27%	3.58%	4.74%♦

All Portfolio returns are net of fees and expenses.

* Cumulative Return

♦ Average Annual Return since 03/31/00

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns presented do not reflect the deduction of taxes that a shareholder would pay on portfolio distribution or the redemption of portfolio shares or the deduction of any fees charged to investors at the “wrap account” level. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

The Portfolio’s total annual operating expense ratio in effect as of period end was 0.24%. Details regarding any changes to the Portfolio’s operating expenses, subsequent to period end, can be found in the Portfolio’s current prospectus, as supplemented.

18	PIMCO MANAGED ACCOUNTS TRUST

Investment Objective

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities (MBS) contributed to relative performance, as total returns in these securities were positive.

»	Selection in taxable municipal bonds contributed to relative performance.

»	Underweight exposure to agency MBS contributed to relative performance, as agency MBS generally posted negative total returns.

»	Overweight exposure to U.S. interest rates detracted from performance, as U.S. interest rates rose.

SEMIANNUAL REPORT	JUNE 30, 2018	19

Fixed Income SHares: Series R	FXIRX

Cumulative Returns Through June 30, 2018

Allocation Breakdown as of 06/30/2018†§

U.S. Treasury Obligations	63.5%
Sovereign Issues	12.4%
U.S. Government Agencies	12.3%
Corporate Bonds & Notes	5.3%
Asset-Backed Securities	4.3%
Non-Agency Mortgage-Backed Securities	1.8%
Short-Term Instruments	0.4%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (04/15/04)
Fixed Income SHares: Series R	(0.03)%	3.35%	2.14%	5.33%	5.95%
Bloomberg Barclays U.S. TIPS Index	(0.02)%	2.11%	1.68%	3.03%	4.10%♦

All Portfolio returns are net of fees and expenses.

* Cumulative Return

♦ Average Annual Return since 04/30/04

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns presented do not reflect the deduction of taxes that a shareholder would pay on portfolio distribution or the redemption of portfolio shares or the deduction of any fees charged to investors at the “wrap account” level. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

The Portfolio’s total annual operating expense ratio in effect as of period end was 0.62%. Details regarding any changes to the Portfolio’s operating expenses, subsequent to period end, can be found in the Portfolio’s current prospectus, as supplemented.

20	PIMCO MANAGED ACCOUNTS TRUST

Investment Objective

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Portfolio Insights

The following affected performance during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from absolute performance, as U.S. TIPS, as measured by the Bloomberg Barclays U.S. TIPS Index, posted negative returns.

»	Underweight exposure to U.S. nominal duration benefited relative performance, as yields moved higher.

»

Overweight exposure to U.S. breakeven inflation (or the yield differential between U.S. nominal Treasuries and like-maturity U.S. TIPS) benefited relative performance, as breakeven inflation spreads widened.

»	Positioning within the U.K. nominal yield curve, including underweight exposure to the 10-year portion, benefited relative performance, as U.K. 10-year nominal yield rose.

»	Overweight exposure to U.S. real duration detracted from relative performance, as U.S. real yields moved higher.

»	Increased exposure to external emerging markets debt in the latter half of the reporting period detracted from relative performance, as the sector posted negative returns during that time period.

SEMIANNUAL REPORT	JUNE 30, 2018	21

Fixed Income SHares: Series TE	FXIEX

Cumulative Returns Through June 30, 2018

Allocation Breakdown as of 06/30/2018†§

Municipal Bonds & Notes	96.4%
Short-Term Instruments‡	3.6%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	Commencement of Operations (06/26/12)
Fixed Income SHares: Series TE	0.44%	3.85%	4.20%	3.00%
Bloomberg Barclays 1-Year Municipal Bond Index	0.97%	0.94%	0.78%	0.75%

All Portfolio returns are net of fees and expenses.

* Cumulative Return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns presented do not reflect the deduction of taxes that a shareholder would pay on portfolio distribution or the redemption of portfolio shares or the deduction of any fees charged to investors at the “wrap account” level. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

The Portfolio’s total annual operating expense ratio in effect as of period end was 0.04%. Details regarding any changes to the Portfolio’s operating expenses, subsequent to period end, can be found in the Portfolio’s current prospectus, as supplemented.

22	PIMCO MANAGED ACCOUNTS TRUST

Investment Objective

The Portfolio seeks high current income exempt from U.S. federal income tax consistent with prudent investment management. Total return/capital appreciation is a secondary objective.

Portfolio Insights

The following affected performance during the reporting period:

»	The Portfolio’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the lease-backed sector detracted from performance.

»	Exposure to the transportation sector detracted from performance, as the sector underperformed the general municipal market.

»	A modest allocation to U.S. Virgin Islands–domiciled securities contributed to performance.

SEMIANNUAL REPORT	JUNE 30, 2018	23

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from January 1, 2018 to June 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your Portfolio in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During Period*	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Series C	$1,000.00	$989.10	$2.17	$1,000.00	$1,022.61	$2.21	0.44%
Series LD	1,000.00	1,008.40	13.10	1,000.00	1,011.75	13.12	2.63
Series M	1,000.00	999.20	2.68	1,000.00	1,022.12	2.71	0.54
Series R	1,000.00	999.70	6.45	1,000.00	1,018.35	6.51	1.30
Series TE	1,000.00	1,004.40	0.35	1,000.00	1,024.45	0.35	0.07	(a)

* Expenses Paid During Period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Net Annualized Expense Ratio reflected in the expense example above includes 0.07% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $0.00 for Actual Performance and $0.00 Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in Tender Option Bonds (“TOB”) transactions accounted for as secured borrowing Refer to Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

24	PIMCO MANAGED ACCOUNTS TRUST

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg Barclays U.S. Intermediate Credit Index	The Bloomberg Barclays U.S. Intermediate Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes with intermediate maturities ranging from 1 to less than 10 years. To qualify, bonds must be SEC-registered. Securities must also meet specific liquidity and quality requirements.

Bloomberg Barclays U.S. MBS Fixed-Rate Index	Bloomberg Barclays U.S. MBS Fixed-Rate Index covers the mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of about 1,000,000 individual fixed rate MBS pools into approximately 5,500 generic aggregates.

Bloomberg Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

Bloomberg Barclays 1-Year Municipal Bond Index	Bloomberg Barclays 1-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

ICE BofAML 1-3 Year U.S. Treasury Index	The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	JUNE 30, 2018	25

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Series C
01/01/2018 - 06/30/2018+	$10.30	$0.18	$(0.29)	$(0.11)	$(0.19)	$0.00	$0.00	$(0.19)
12/31/2017	10.05	0.39	0.25	0.64	(0.29)	0.00	(0.10)	(0.39)
12/31/2016	10.42	0.44	(0.36)	0.08	(0.38)	0.00	(0.07)	(0.45)
11/01/2015 - 12/31/2015(e)	11.20	0.09	(0.11)	(0.02)	(0.76)	0.00	0.00	(0.76	)(f)
10/31/2015	12.29	0.53	(0.48)	0.05	(0.56)	(0.58)	0.00	(1.14)
10/31/2014	13.11	0.51	0.05	0.56	(0.55)	(0.83)	0.00	(1.38)
10/31/2013	13.75	0.60	(0.24)	0.36	(0.90)	(0.10)	0.00	(1.00)

Series LD
01/01/2018 - 06/30/2018+	$9.73	$0.19	$(0.11)	$0.08	$(0.17)	$0.00	$0.00	$(0.17)
12/31/2017	9.77	0.37	(0.02)	0.35	(0.39)	0.00	0.00	(0.39)
12/31/2016	9.83	0.37	0.03	0.40	(0.46)	0.00	0.00	(0.46)
11/01/2015 - 12/31/2015(e)	10.02	0.06	(0.03)	0.03	(0.10)	(0.12)	0.00	(0.22	)(f)
10/31/2015	10.20	0.31	0.00	0.31	(0.38)	(0.11)	0.00	(0.49)
12/20/2013 - 10/31/2014	10.00	0.19	0.22	0.41	(0.21)	0.00	0.00	(0.21)

Series M
01/01/2018 - 06/30/2018+	$10.31	$0.22	$(0.23)	$(0.01)	$(0.19)	$0.00	$0.00	$(0.19)
12/31/2017	9.95	0.45	0.49	0.94	(0.49)	(0.09)	0.00	(0.58)
12/31/2016	9.87	0.58	0.27	0.85	(0.49)	(0.28)	0.00	(0.77)
11/01/2015 - 12/31/2015(e)	10.06	0.10	(0.11)	(0.01)	(0.18)	0.00	0.00	(0.18	)(f)
10/31/2015	10.78	0.50	(0.45)	0.05	(0.50)	(0.27)	0.00	(0.77)
10/31/2014	10.86	0.43	0.07	0.50	(0.40)	(0.18)	0.00	(0.58)
10/31/2013	11.22	0.34	(0.23)	0.11	(0.47)	0.00	0.00	(0.47)

Series R
01/01/2018 - 06/30/2018+	$9.26	$0.23	$(0.23)	$0.00	$(0.22)	$0.00	$0.00	$(0.22)
12/31/2017	9.13	0.35	0.11	0.46	(0.17)	0.00	(0.16)	(0.33)
12/31/2016	8.94	0.35	0.16	0.51	(0.13)	0.00	(0.19)	(0.32)
11/01/2015 - 12/31/2015(e)	9.46	0.01	(0.18)	(0.17)	(0.33)	0.00	(0.02)	(0.35	)(f)
10/31/2015	10.47	0.19	(0.62)	(0.43)	(0.58)	0.00	0.00	(0.58)
10/31/2014	10.52	0.37	0.01	0.38	(0.18)	(0.25)	0.00	(0.43)
10/31/2013	11.93	0.19	(0.69)	(0.50)	(0.23)	(0.68)	0.00	(0.91)

26	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses(d)		Expenses Excluding Waivers(d)		Expenses Excluding Interest Expense(d)		Expenses Excluding Interest Expense and Waivers(d)		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.00	(1.09)%	$1,296,862	0.44	%*	0.44	%*	0.00	%*	0.00	%*	3.54	%*	202%
10.30	6.43	1,310,388	0.43		0.43		0.00		0.00		3.79		366
10.05	0.84	1,299,845	0.13		0.13		0.00		0.00		4.35		259
10.42	(0.17)	1,429,703	0.11	*	0.11	*	0.00	*	0.00	*	4.54	*	8
11.20	0.43	1,604,425	0.03		0.03		0.00		0.00		4.56		95
12.29	4.72	2,353,773	0.01		0.01		0.00		0.00		4.11		82
13.11	2.72	3,261,050	0.00		0.00		0.00		0.00		4.65		149

$9.64	0.84%	$79,488	2.63	%*	2.63	%*	0.00	%*	0.00	%*	3.92	%*	181%
9.73	3.64	86,101	1.30		1.30		0.00		0.00		3.76		230
9.77	4.17	31,609	0.69		0.69		0.00		0.00		3.83		1,395
9.83	0.29	31,900	0.32	*	0.32	*	0.00	*	0.00	*	3.48	*	44
10.02	3.11	28,100	0.24		0.24		0.00		0.00		3.10		1,135
10.20	4.08	9,070	0.10	*	0.10	*	0.00	*	0.00	*	2.15	*	8,278

$10.11	(0.08)%	$1,313,131	0.54	%*	0.54	%*	0.00	%*	0.00	%*	4.43	%*	228%
10.31	9.60	1,331,955	0.24		0.24		0.00		0.00		4.35		556
9.95	8.78	1,324,624	0.16		0.16		0.00		0.00		5.65		582
9.87	(0.07)	1,487,909	0.14	*	0.14	*	0.00	*	0.00	*	5.60	*	68
10.06	0.51	1,622,393	0.06		0.06		0.00		0.00		4.83		473
10.78	4.78	2,332,201	0.04		0.04		0.00		0.00		4.01		587
10.86	0.97	2,996,930	0.00		0.00		0.00		0.00		3.25		448

$9.04	(0.03)%	$140,931	1.30	%*	1.30	%*	0.00	%*	0.00	%*	5.08	%*	119%
9.26	5.16	142,081	0.62		0.62		0.00		0.00		3.81		225
9.13	5.68	150,112	0.42		0.42		0.00		0.00		3.81		311
8.94	(1.76)	157,218	0.28	*	0.28	*	0.00	*	0.00	*	0.87	*	16
9.46	(4.22)	174,222	0.16		0.16		0.00		0.00		1.89		126
10.47	3.82	215,671	0.07		0.07		0.00		0.00		3.55		88
10.52	(4.78)	350,159	0.04		0.04		0.00		0.00		2.06		69

SEMIANNUAL REPORT	JUNE 30, 2018	27

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Series TE
01/01/2018 - 06/30/2018+	$10.22	$0.19	$(0.15)	$0.04	$(0.18)	$0.00	$0.00	$(0.18)
12/31/2017	9.75	0.36	0.47	0.83	(0.36)	0.00	0.00	(0.36)
12/31/2016	10.02	0.32	(0.27)	0.05	(0.32)	0.00	0.00	(0.32)
11/01/2015 - 12/31/2015(e)	9.85	0.06	0.17	0.23	(0.06)	0.00	0.00	(0.06	)(f)
10/31/2015	9.90	0.28	(0.06)	0.22	(0.27)	0.00	0.00	(0.27)
10/31/2014	9.64	0.26	0.24	0.50	(0.24)	0.00	0.00	(0.24)
10/31/2013	9.99	0.22	(0.35)	(0.13)	(0.22)	0.00	0.00	(0.22)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)

The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total investment return for a period of less than one year is not annualized.

(d)

The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

(e)	Fiscal year end changed from October 31st to December 31st.
(f)

Total distributions for the period ended December 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended December 31, 2015.

28	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses(d)		Expenses Excluding Waivers(d)		Expenses Excluding Interest Expense(d)		Expenses Excluding Interest Expense and Waivers(d)		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.08	0.44%	$91,248	0.07	%*	0.07	%*	0.00	%*	0.00	%*	3.74	%*	34%
10.22	8.61	91,086	0.04		0.04		0.00		0.00		3.64		86
9.75	0.40	90,288	0.00		0.00		0.00		0.00		3.14		193
10.02	2.33	92,821	0.00	*	0.00	*	0.00	*	0.00	*	3.43	*	5
9.85	2.25	91,524	0.00		0.00		0.00		0.00		2.91		72
9.90	5.27	95,841	0.00		0.00		0.00		0.00		2.67		8
9.64	(1.40)	65,594	0.00		0.00		0.00		0.00		2.19		18

SEMIANNUAL REPORT	JUNE 30, 2018	29

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	Series C	Series LD
Assets:
Investments, at value
Investments in securities*	$1,836,052	$199,884
Investments in Affiliates	114	112
Financial Derivative Instruments
Exchange-traded or centrally cleared	714	114
Over the counter	2,440	270
Cash	1	0
Deposits with counterparty	21,219	1,139
Foreign currency, at value	3,043	249
Receivable for investments sold	1,037	9,734
Receivable for investments sold on a delayed-delivery basis	0	0
Receivable for TBA investments sold	381,983	0
Receivable for Portfolio shares sold	1,048	0
Interest and/or dividends receivable	11,737	1,363
Dividends receivable from Affiliates	5	0
Other assets	18	1
Total Assets	2,259,411	212,866

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$123,755	$47,036
Payable for sale-buyback transactions	675	82,226
Payable for tender option bond floating rate certificates	0	0
Payable for short sales	0	3,419
Financial Derivative Instruments
Exchange-traded or centrally cleared	680	74
Over the counter	4,562	192
Payable for investments purchased	3,090	0
Payable for investments in Affiliates purchased	5	0
Payable for TBA investments purchased	820,368	0
Deposits from counterparty	4,927	0
Payable for Portfolio shares redeemed	261	182
Distributions payable	4,226	232
Overdraft due to custodian	0	17
Other liabilities	0	0
Total Liabilities	962,549	133,378

Net Assets	$1,296,862	$79,488

Net Assets Consist of:
Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$130	$8
Paid in capital in excess of par	1,509,465	81,499
Undistributed (overdistributed) net investment income	(4,232)	147
Accumulated undistributed net realized gain (loss)	(205,736)	(1,162)
Net unrealized appreciation (depreciation)	(2,765)	(1,004)

Net Assets	$1,296,862	$79,488

Shares Issued and Outstanding	129,661	8,245

Net Asset Value Per Share Outstanding	$10.00	$9.64

Cost of investments in securities	$1,837,585	$200,932
Cost of investments in Affiliates	$114	$112
Cost of foreign currency held	$3,078	$251
Proceeds received on short sales	$0	$3,403
Cost or premiums of financial derivative instruments, net	$3,631	$39

* Includes repurchase agreements of:	$11,246	$1,080

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2018 (Unaudited)

Series M	Series R	Series TE

$2,246,066	$233,027	$91,084
101	0	2,859

190	77	0
1,321	3,132	0
0	0	1
3,007	2,485	114
850	688	0
257	69	0
0	28,356	0
479,124	31,036	0
995	169	10
9,746	874	857
0	0	12
17	44	0
2,741,674	299,957	94,937

$202,731	$0	$0
92,143	94,764	0
0	0	3,386
8,143	0	0

175	128	0
2,586	1,931	0
10,252	3	0
0	0	12
1,102,751	59,361	0
5,127	2,031	0
277	0	0
4,357	808	287
0	0	0
1	0	4
1,428,543	159,026	3,689

$1,313,131	$140,931	$91,248

$130	$16	$9
1,299,226	177,351	89,218
2,692	673	7
(24,148)	(41,355)	(1,218)
35,231	4,246	3,232

$1,313,131	$140,931	$91,248

129,827	15,585	9,053

$10.11	$9.04	$10.08

$2,208,480	$234,734	$87,809
$101	$0	$2,859
$845	$695	$0
$8,143	$0	$0
$2,403	$(815)	$0

$16,890	$1,085	$566

SEMIANNUAL REPORT	JUNE 30, 2018	31

Statements of Operations

Six Months Ended June 30, 2018 (Unaudited)
(Amounts in thousands†)	Series C	Series LD

Investment Income:
Interest	$25,702	$2,616
Dividends from Investments in Affiliates	12	2
Total Income	25,714	2,618

Expenses:
Interest expense	2,843	1,051
Miscellaneous expense	8	0
Total Expenses	2,851	1,051

Net Investment Income (Loss)	22,863	1,567

Net Realized Gain (Loss):
Investments in securities	(27,526)	49
Investments in Affiliates	2	0
Exchange-traded or centrally cleared financial derivative instruments	4,809	453
Over the counter financial derivative instruments	3,305	(549)
Short sales	0	50
Foreign currency	717	(6)

Net Realized Gain (Loss)	(18,693)	(3)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(20,558)	(1,577)
Exchange-traded or centrally cleared financial derivative instruments	2,699	328
Over the counter financial derivative instruments	312	316
Foreign currency assets and liabilities	(287)	(5)

Net Change in Unrealized Appreciation (Depreciation)	(17,834)	(938)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,664)	$626

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M	Series R	Series TE

$32,446	$4,486	$1,650
1	0	18
32,447	4,486	1,668

3,502	917	30
10	1	0
3,512	918	30

28,935	3,568	1,638

(21,220)	(3,297)	(9)
0	0	1
(1,344)	1,164	321
5,039	(418)	35
0	0	0
676	(6)	0

(16,849)	(2,557)	348

(13,886)	(3,967)	(1,512)
(701)	86	(91)
1,397	2,907	(23)
(6)	(20)	0

(13,196)	(994)	(1,626)

$(1,110)	$17	$360

SEMIANNUAL REPORT	JUNE 30, 2018	33

Statements of Changes in Net Assets

	Series C		Series LD
(Amounts in thousands†)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$22,863	$50,444	$1,567	$2,333
Net realized gain (loss)	(18,693)	33,348	(3)	(115)
Net change in unrealized appreciation (depreciation)	(17,834)	(1,066)	(938)	(161)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,664)	82,726	626	2,057

Distributions to Shareholders:
From net investment income	(24,146)	(37,777)	(1,417)	(2,436)
From net realized capital gains	0	0	0	0
Tax basis return of capital	0	(12,824)	0	0

Total Distributions(a)	(24,146)	(50,601)	(1,417)	(2,436)

Portfolio Share Transactions:
Receipts for shares sold	141,789	251,677	13,317	69,893
Cost of shares redeemed	(117,505)	(273,259)	(19,139)	(15,022)
Net increase (decrease) resulting from Portfolio share transactions	24,284	(21,582)	(5,822)	54,871

Total Increase (Decrease) in Net Assets	(13,526)	10,543	(6,613)	54,492

Net Assets:
Beginning of period	1,310,388	1,299,845	86,101	31,609
End of period*	$1,296,862	$1,310,388	$79,488	$86,101

*Including undistributed (overdistributed) net investment income of:	$(4,232)	$(2,949)	$147	$(3)

Shares of Beneficial Interest:
Shares sold	14,015	24,616	1,375	7,145
Shares redeemed	(11,640)	(26,658)	(1,975)	(1,537)
Net increase (decrease) in shares outstanding	2,375	(2,042)	(600)	5,608

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

34	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M		Series R		Series TE
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$28,935	$58,990	$3,568	$5,856	$1,638	$3,254
(16,849)	34,289	(2,557)	(1,695)	348	1,216
(13,196)	31,011	(994)	3,492	(1,626)	3,032

(1,110)	124,290	17	7,653	360	7,502

(24,709)	(64,159)	(3,375)	(2,982)	(1,607)	(3,191)
0	(11,632)	0	0	0	0
0	0	0	(2,658)	0	0

(24,709)	(75,791)	(3,375)	(5,640)	(1,607)	(3,191)

122,703	221,955	17,533	41,645	14,195	11,555
(115,708)	(263,123)	(15,325)	(51,689)	(12,786)	(15,068)
6,995	(41,168)	2,208	(10,044)	1,409	(3,513)

(18,824)	7,331	(1,150)	(8,031)	162	798

1,331,955	1,324,624	142,081	150,112	91,086	90,288
$1,313,131	$1,331,955	$140,931	$142,081	$91,248	$91,086

$2,692	$(1,534)	$673	$480	$7	$(24)

12,094	21,519	1,929	4,528	1,409	1,159
(11,431)	(25,432)	(1,688)	(5,624)	(1,267)	(1,514)
663	(3,913)	241	(1,096)	142	(355)

SEMIANNUAL REPORT	JUNE 30, 2018	35

Statements of Cash Flows

	Series C	Series LD	Series M	Series R
Six Months Ended June 30, 2018 (Amounts in thousands†)
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(13,664)	$626	$(1,110)	$17

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(3,914,010)	(383,382)	(5,180,929)	(295,803)
Proceeds from sales of long-term securities	4,324,308	325,706	5,247,561	316,941
(Purchases) Proceeds from sales of short-term portfolio investments, net	6,308	20,275	(6,361)	(8,533)
(Increase) decrease in deposits with counterparty	1,599	138	(2,182)	(93)
(Increase) decrease in receivable for investments sold	(54,235)	(5,333)	254,098	1,069
(Increase) decrease in interest and/or dividends receivable	1,886	(275)	784	(52)
(Increase) decrease in dividends receivable from Affiliates	(5)	0	0	0
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	7,830	736	(1,732)	1,340
Proceeds from (Payments on) over the counter financial derivative instruments	3,505	(563)	5,321	(187)
(Increase) decrease in other assets	(1)	(1)	1	(1)
Increase (decrease) in payable for investments purchased	83,129	0	(232,702)	(10,294)
Increase (decrease) in deposits from counterparty	3,789	0	4,953	2,031
Proceeds from (Payments on) short sales transactions, net	0	3,469	8,143	(2,984)
Proceeds from (Payments on) foreign currency transactions	430	(11)	670	(26)
Increase (decrease) in other liabilities	0	0	1	0
Net Realized (Gain) Loss
Investments in securities	27,526	(49)	21,220	3,297
Investments in Affiliates	(2)	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	(4,809)	(453)	1,344	(1,164)
Over the counter financial derivative instruments	(3,305)	549	(5,039)	418
Short sales	0	(50)	0	0
Foreign currency	(717)	6	(676)	6
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	20,558	1,577	13,886	3,967
Exchange-traded or centrally cleared financial derivative instruments	(2,699)	(328)	701	(86)
Over the counter financial derivative instruments	(312)	(316)	(1,397)	(2,907)
Foreign currency assets and liabilities	287	5	6	20
Net amortization (accretion) on investments	1,133	393	(888)	(21)
Net Cash Provided by (Used for) Operating Activities	488,529	(37,281)	125,673	6,955

36	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

	Series C	Series LD	Series M	Series R
Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	$144,986	$13,594	$133,165	$17,595
Payments on shares redeemed	(118,311)	(18,958)	(116,127)	(15,468)
Increase (decrease) in overdraft due to custodian	0	17	0	0
Cash distributions paid	(24,043)	(1,410)	(24,520)	(2,600)
Proceeds from reverse repurchase agreements	1,082,835	477,851	2,175,597	1,677
Payments on reverse repurchase agreements	(1,276,100)	(495,937)	(2,224,029)	(1,677)
Proceeds from sale-buyback transactions	452,172	4,953,664	1,696,377	1,112,155
Payments on sale-buyback transactions	(749,995)	(4,891,451)	(1,766,471)	(1,118,646)
Net Cash Received from (Used for) Financing Activities	(488,456)	37,370	(126,008)	(6,964)

Net Increase (Decrease) in Cash and Foreign Currency	73	89	(335)	(9)

Cash and Foreign Currency:
Beginning of period	2,971	160	1,185	697
End of period	$3,044	$249	$850	$688

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$2,923	$1,026	$3,393	$932

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2018	37

Schedule of Investments PIMCO Fixed Income SHares: Series C

(Unaudited)

June 30, 2018

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042		$8,987	$8,915
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		3,900	3,795

Total Loan Participations and Assignments (Cost $12,887)			12,710

CORPORATE BONDS & NOTES 39.2%

BANKING & FINANCE 29.7%
ABN AMRO Bank NV
4.800% due 04/18/2026		2,000	1,999
Air Lease Corp.
3.000% due 09/15/2023		3,150	2,985
American Tower Corp.
3.500% due 01/31/2023		3,375	3,322
4.700% due 03/15/2022		1,600	1,650
Banco Santander S.A.
6.250% due 09/11/2021 •(a)(b)	EUR	400	493
Bank of America Corp.
3.419% due 12/20/2028 •		$242	228
3.499% due 05/17/2022 •		4,500	4,499
4.000% due 04/01/2024		271	273
4.100% due 07/24/2023		5,600	5,698
4.125% due 01/22/2024		15,100	15,354
5.875% due 03/15/2028 •(a)		6,700	6,558
Barclays Bank PLC
7.625% due 11/21/2022 (b)		3,200	3,451
10.000% due 05/21/2021	GBP	300	475
14.000% due 06/15/2019 •(a)		100	146
Barclays PLC
4.375% due 01/12/2026		$1,500	1,461
6.500% due 09/15/2019 •(a)(b)	EUR	400	482
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$12,800	12,864
BPCE S.A.
5.150% due 07/21/2024		1,000	1,015
CIT Group, Inc.
3.875% due 02/19/2019		450	452
Cooperatieve Rabobank UA
4.375% due 08/04/2025		6,000	5,890
Credit Agricole S.A.
7.500% due 06/23/2026 •(a)(b)	GBP	100	142

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.125% due 09/19/2033 •(b)		$1,300	$1,314
Credit Suisse AG
6.500% due 08/08/2023 (b)		7,216	7,692
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		400	399
Crown Castle International Corp.
5.250% due 01/15/2023		4,000	4,194
Deutsche Bank AG
4.250% due 10/14/2021		16,375	16,134
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		6,472	6,686
FleetBoston Financial Corp.
6.875% due 01/15/2028		2,120	2,458
General Motors Financial Co., Inc.
4.250% due 05/15/2023		23,220	23,293
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		25,000	24,156
4.000% due 03/03/2024		16,700	16,718
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,200	3,023
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	4,043
6.250% due 03/23/2023 •(a)(b)		7,000	6,877
6.375% due 09/17/2024 •(a)(b)		1,200	1,190
Intesa Sanpaolo SpA
3.375% due 01/12/2023		10,400	9,566
JPMorgan Chase & Co.
3.625% due 05/13/2024		900	894
5.829% (US0003M + 3.470%) due 07/30/2018 ~(a)		30,900	31,234
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	3,300	3,991
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(a)(b)	GBP	7,300	9,837
MetLife Capital Trust
7.875% due 12/15/2067		$600	747
Morgan Stanley
3.700% due 10/23/2024		10,000	9,876
3.737% due 04/24/2024 •		6,400	6,367
3.875% due 04/29/2024		1,000	1,002
4.000% due 07/23/2025		6,900	6,883
Navient Corp.
5.500% due 01/15/2019		1,500	1,514
5.875% due 03/25/2021		5,255	5,354
7.250% due 01/25/2022		12,700	13,335
8.000% due 03/25/2020		1,950	2,062

38	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oversea-Chinese Banking Corp. Ltd.
2.771% (US0003M + 0.450%) due 05/17/2021 ~		$7,700	$7,724
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(a)(b)		1,800	1,840
8.625% due 08/15/2021 •(a)(b)		17,400	18,535
Santander UK Group Holdings PLC
2.875% due 08/05/2021		3,100	3,007
SLM Student Loan Trust
1.177% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	7,810	9,960
Springleaf Finance Corp.
6.125% due 05/15/2022		$7,700	7,892
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	389	582
5.744% due 04/13/2040		1,070	1,649
5.801% due 10/13/2040		6,956	10,808
UBS AG
4.750% due 02/12/2026 •(b)	EUR	400	503
7.625% due 08/17/2022 (b)		$4,000	4,426
Wells Fargo & Co.
3.450% due 02/13/2023		5,400	5,296
3.589% (US0003M + 1.230%) due 10/31/2023 ~		10,000	10,209
6.111% (US0003M + 3.770%) due 09/15/2018 ~(a)		12,417	12,595

			385,302

INDUSTRIALS 7.7%
Altice France S.A.
5.375% due 05/15/2022	EUR	700	841
Bacardi Ltd.
4.450% due 05/15/2025		$5,000	4,989
Bayer U.S. Finance LLC
4.375% due 12/15/2028		6,900	6,925
Braskem Finance Ltd.
5.750% due 04/15/2021		1,600	1,660
Campbell Soup Co.
3.650% due 03/15/2023		5,800	5,699
Charter Communications Operating LLC
4.908% due 07/23/2025		800	809
CVS Health Corp.
4.100% due 03/25/2025		2,850	2,839
4.300% due 03/25/2028		10,000	9,880
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		157	158
6.200% due 01/02/2020 «		175	175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ecopetrol S.A.
5.875% due 09/18/2023	$2,500	$2,656
Energy Transfer Partners LP
9.700% due 03/15/2019	300	314
Equifax, Inc.
3.200% (US0003M + 0.870%) due 08/15/2021 ~	4,050	4,064
General Mills, Inc.
3.700% due 10/17/2023	4,000	3,962
4.000% due 04/17/2025	4,600	4,543
Gerdau Trade, Inc.
5.750% due 01/30/2021	1,300	1,332
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021	300	300
3.950% due 09/01/2022	1,000	1,001
6.850% due 02/15/2020	3,000	3,160
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	2,740	2,605
Magellan Health, Inc.
4.400% due 09/22/2024	8,500	8,337
Marvell Technology Group Ltd.
4.875% due 06/22/2028	6,050	6,014
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023	1,019	1,116
7.150% due 04/01/2021	8,922	9,168
Ooredoo International Finance Ltd.
5.000% due 10/19/2025	11,800	12,180
Rockies Express Pipeline LLC
5.625% due 04/15/2020	100	103
SES Global Americas Holdings GP
2.500% due 03/25/2019	400	398
Syngenta Finance NV
4.441% due 04/24/2023	2,500	2,488
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,800	1,783

		99,499

UTILITIES 1.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	700	704
Verizon Communications, Inc.
4.500% due 08/10/2033	12,000	11,658
4.672% due 03/15/2055	8,000	7,128
Vodafone Group PLC
3.750% due 01/16/2024	4,150	4,118

		23,608

Total Corporate Bonds & Notes (Cost $512,570)		508,409

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	39

Schedule of Investments PIMCO Fixed Income SHares: Series  C (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.6%

ILLINOIS 0.5%
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022	$200	$202
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	4,350	4,717
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	202
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	1,095	1,225

		6,346

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	1,390	1,415

Total Municipal Bonds & Notes (Cost $7,393)		7,761

U.S. GOVERNMENT AGENCIES 35.3%
Fannie Mae
4.500% due 08/01/2039 - 11/01/2041	269	283
Fannie Mae, TBA
3.000% due 07/01/2033 - 08/01/2033	37,000	36,745
3.500% due 07/01/2033 - 08/01/2048	349,400	348,230
4.000% due 08/01/2048	21,000	21,379
5.000% due 07/01/2048 - 08/01/2048	33,000	34,904
Freddie Mac
2.000% (COF 11 + 1.250%) due 12/01/2018 ~	1	1
6.500% due 01/01/2038 - 10/01/2038	51	57
Ginnie Mae
2.687% (US0001M + 0.770%) due 02/20/2066 ~	2,888	2,904
3.375% (H15T1Y + 1.500%) due 01/20/2022 ~	3	3
Tennessee Valley Authority
7.125% due 05/01/2030	10,000	13,766

Total U.S. Government Agencies (Cost $457,197)		458,272

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 24.9%
U.S. Treasury Notes
1.875% due 01/31/2022 (d)(f)		$164,900	$160,401
2.250% due 02/15/2027 (d)(h)		15,600	14,886
2.375% due 05/15/2027 (d)		21,000	20,219
2.750% due 02/28/2025		127,500	127,039

Total U.S. Treasury Obligations (Cost $327,798)			322,545

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Banc of America Funding Trust
4.046% due 01/20/2047 ^~		63	61
Bear Stearns Adjustable Rate Mortgage Trust
3.125% due 05/25/2034 ~		24	22
3.778% due 10/25/2033 ~		30	30
Bear Stearns ALT-A Trust
3.591% due 02/25/2036 ^~		648	576
Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •		140	142
4.240% due 09/25/2035 •		120	122
Civic Mortgage LLC
3.892% due 06/25/2022 ×		2,280	2,281
Cordusio RMBS SRL
0.000% due 06/30/2035 •	EUR	35	41
Countrywide Alternative Loan Trust
2.291% due 05/25/2036 •		$57	49
6.000% due 08/25/2034		7,826	8,225
Countrywide Home Loan Mortgage Pass-Through Trust
2.731% due 03/25/2035 •		120	106
3.679% due 08/25/2034 ^~		17	16
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.571% due 07/25/2033 ~		4	4
Downey Savings & Loan Association Mortgage Loan Trust
2.345% due 08/19/2045 •		822	779
3.657% due 07/19/2044 ~		517	522
Eurosail PLC
1.577% due 06/13/2045 •	GBP	2,596	3,414
GreenPoint Mortgage Funding Trust
2.551% due 06/25/2045 •		$1,832	1,691
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.099% due 10/25/2033 ~		3	3
GSR Mortgage Loan Trust
3.630% due 03/25/2033 •		28	28

40	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.678% due 09/25/2035 ~		$196	$200
3.923% due 09/25/2035 ~		441	455
HarborView Mortgage Loan Trust
2.275% due 01/19/2038 •		158	156
2.424% due 06/20/2035 •		259	254
HomeBanc Mortgage Trust
2.351% due 01/25/2036 •		1,175	1,165
3.276% due 04/25/2037 ^~		83	78
JPMorgan Mortgage Trust
3.689% due 11/25/2033 ~		27	27
3.692% due 07/25/2035 ~		418	433
3.977% due 02/25/2035 ~		24	24
4.162% due 07/25/2035 ~		285	287
LMREC, Inc.
3.082% due 02/22/2032 •		4,500	4,511
3.784% due 11/24/2031 •		21,000	21,131
Morgan Stanley Mortgage Loan Trust
3.937% due 08/25/2034 ~		2,704	2,759
RBSSP Resecuritization Trust
2.468% due 09/26/2034 •		986	970
2.468% due 04/26/2037 •		1,122	1,120
Residential Accredit Loans, Inc. Trust
2.301% due 04/25/2046 •		941	460
Structured Adjustable Rate Mortgage Loan Trust
3.756% due 02/25/2034 ~		48	48
Structured Asset Mortgage Investments Trust
2.711% due 09/25/2045 •		667	634
Uropa Securities PLC
0.825% due 06/10/2059 •	GBP	8,385	10,764
0.975% due 06/10/2059 •		1,937	2,442
1.175% due 06/10/2059 •		1,515	1,921
1.375% due 06/10/2059 •		1,614	2,011
WaMu Mortgage Pass-Through Certificates Trust
2.401% due 01/25/2045 •		$93	92
2.558% due 02/25/2046 •		628	629
2.831% due 11/25/2034 •		944	932
Wells Fargo Mortgage-Backed Securities Trust
3.740% due 03/25/2036 ~		171	168

Total Non-Agency Mortgage-Backed Securities (Cost $68,888)			71,783

ASSET-BACKED SECURITIES 33.5%
Ally Master Owner Trust
3.290% due 05/15/2023		5,000	5,018
Ameriquest Mortgage Securities Trust
2.481% due 03/25/2036 •		100	99
Arbor Realty Commercial Real Estate Notes Ltd.
3.373% due 04/15/2027 •		11,900	11,964
Atrium CDO Corp.
3.192% due 04/22/2027 •		5,650	5,635
3.712% due 10/23/2024 •		10,000	10,025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
2.291% due 12/25/2036 •		$948	$947
2.501% due 12/25/2035 •		285	286
3.091% due 10/25/2037 •		261	263
BSPRT Issuer Ltd.
3.423% due 06/15/2027 •		11,000	11,013
Carlyle Global Market Strategies CLO Ltd.
3.488% due 10/16/2025 •		15,000	15,007
Cent CLO Ltd.
3.773% due 11/07/2026 •		5,400	5,406
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
3.021% due 05/25/2035 •		3,499	3,474
Conseco Finance Corp.
6.220% due 03/01/2030		72	77
6.530% due 02/01/2031 ~		2,158	2,098
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		7,547	7,616
Denali Capital CLO Ltd.
3.412% due 10/26/2027 •		22,470	22,466
Dryden Senior Loan Fund
3.248% due 10/15/2027 •		8,300	8,306
ECAF Ltd.
3.473% due 06/15/2040		532	528
4.947% due 06/15/2040		456	461
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •		9,637	9,658
First Franklin Mortgage Loan Trust
2.826% due 09/25/2035 •		510	514
First NLC Trust
2.796% due 12/25/2035 •		532	535
Gallatin CLO Ltd.
3.398% (US0003M + 1.050%) due 07/15/2027 ~		13,600	13,603
Greystone Commercial Real Estate Ltd.
3.623% due 03/15/2027 •		17,900	17,854
Harvest CLO DAC
0.630% due 11/18/2029 •	EUR	2,150	2,514
Home Equity Asset Trust
3.291% due 10/25/2033 •		$533	527
ICG U.S. CLO Ltd.
3.198% due 01/16/2028 •		5,600	5,601
Jamestown CLO Ltd.
3.488% due 01/15/2026 •		3,838	3,842
3.573% due 01/17/2027 •		12,252	12,265
Jubilee CLO BV
0.479% due 12/15/2029 •	EUR	12,850	15,018
KVK CLO Ltd.
3.498% due 01/15/2026 •		$20,619	20,631

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	41

Schedule of Investments PIMCO Fixed Income SHares: Series  C (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •		$14,000	$13,984
Merrill Lynch Mortgage Investors Trust
2.211% due 02/25/2037 •		178	81
METAL LLC
4.581% due 10/15/2042		3,290	3,349
Morgan Stanley ABS Capital, Inc. Trust
2.736% due 09/25/2035 •		441	442
Morgan Stanley Mortgage Loan Trust
2.451% due 04/25/2037 •		127	65
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •		7,000	6,993
Navient Student Loan Trust
3.141% due 12/27/2066 •		19,089	19,402
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •		9,260	9,262
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.976% due 09/25/2035 •		1,000	1,009
OCP CLO Ltd.
3.148% due 07/15/2027 •		3,300	3,298
OFSI Fund Ltd.
2.998% due 03/20/2025 •		6,000	6,002
Palmer Square CLO Ltd.
3.573% due 10/17/2027 •		18,600	18,628
Residential Asset Securities Corp. Trust
2.731% due 08/25/2035 •		6,189	6,094
RMAT LP
4.090% due 05/25/2048 ×		4,753	4,761
SLM Student Loan Trust
1.177% due 03/15/2038 •	GBP	23,206	29,907
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		$3,247	3,253
Structured Asset Investment Loan Trust
2.781% due 06/25/2035 •		327	328
2.796% due 03/25/2034 •		3,568	3,536
Structured Asset Securities Corp. Mortgage Loan Trust
2.431% due 02/25/2036 •		1,000	1,003
2.766% due 11/25/2035 •		1,200	1,205
Symphony CLO Ltd.
3.228% due 04/15/2028 •		9,600	9,601
Telos CLO Ltd.
3.303% due 04/17/2028 •		2,950	2,950
TICP CLO Ltd.
3.199% due 04/20/2028 •		12,450	12,369
Venture CLO Ltd.
3.228% due 04/15/2027 •		23,000	22,956
VOLT LLC
3.000% due 10/25/2047 ×		12,015	11,920
3.125% due 06/25/2047 ×		2,914	2,901

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 05/25/2047 ×	$2,795	$2,781
3.375% due 04/25/2047 ×	4,937	4,935
3.375% due 05/28/2047 ×	5,675	5,680
3.500% due 03/25/2047 ×	10,652	10,642
Wells Fargo Home Equity Asset-Backed Securities Trust
2.976% due 11/25/2035 •	1,500	1,508
3.141% due 10/25/2034 •	224	220

Total Asset-Backed Securities (Cost $430,665)		434,316

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
3.875% due 04/23/2023	9,000	9,010

Total Sovereign Issues (Cost $8,941)		9,010

SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS (c) 0.9%
		11,246

Total Short-Term Instruments (Cost $11,246)		11,246

Total Investments in Securities (Cost $1,837,585)		1,836,052

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11,562	114

Total Short-Term Instruments (Cost $114)		114

Total Investments in Affiliates (Cost $114)		114

Total Investments 141.6% (Cost $1,837,699)		$1,836,166

Financial Derivative Instruments (e)(g) (0.2)% (Cost or Premiums, net $3,631)		(2,088)

Other Assets and Liabilities, net (41.4)%		(537,216)

Net Assets 100.0%		$1,296,862

42	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.
(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(b)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$3,046	U.S. Treasury Notes 1.875% due 02/28/2022	$(3,112)	$3,046	$3,046
NOM	1.950	06/29/2018	07/02/2018	8,200	U.S. Treasury Bonds 3.000% due 11/15/2044	(8,350)	8,200	8,202

Total Repurchase Agreements						$(11,462)	$11,246	$11,248

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
GRE	1.920%	04/17/2018	07/17/2018	$(8,959)	$(8,958)
RCY	2.000	05/18/2018	07/06/2018	(114,510)	(114,797)

Total Reverse Repurchase Agreements					$(123,755)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	2.150%	06/28/2018	07/27/2018	$(675)	$(675)

Total Sale-Buyback Transactions					$(675)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	43

Schedule of Investments PIMCO Fixed Income SHares: Series  C (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$3,046	$0	$0	$3,046	$(3,112)	$(66)
GRE	0	(8,958)	0	(8,958)	9,149	191
NOM	8,202	0	0	8,202	(8,350)	(148)
RCY	0	(114,797)	0	(114,797)	113,906	(891)

Master Securities Forward Transaction Agreement
UBS	0	0	(675)	(675)	674	(1)

Total Borrowings and Other Financing Transactions	$11,248	$(123,755)	$(675)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(123,755)	$0	$0	$(123,755)

Total	$0	$(123,755)	$0	$0	$(123,755)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(675)	0	0	(675)

Total	$0	$(675)	$0	$0	$(675)

Total Borrowings	$0	$(124,430)	$0	$0	$(124,430)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(124,430)

(d)	Securities with an aggregate market value of $124,506 have been pledged as collateral under the terms of the above master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(323,850) at a weighted average interest rate of 1.605%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

44	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$106.250	08/24/2018	4	$4	$0	$0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.500	08/24/2018	24	24	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.250	08/24/2018	159	159	2	0
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	107.500	09/21/2018	6	6	0	0
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	108.000	09/21/2018	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	549	549	5	1
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	109.000	08/24/2018	1	1	0	0

					$7	$1

Total Purchased Options					$7	$1

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2018	522	EUR	99,089	$762	$152	$0
U.S. Treasury 5-Year Note September Futures	09/2018	187	$	21,246	35	0	(4)
U.S. Treasury 10-Year Note September Futures	09/2018	550		66,103	576	0	0

					$1,373	$152	$(4)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-OAT France Government 10-Year Bond September Futures	09/2018	770	EUR	(138,963)	$(1,533)	$0	$(612)

Total Futures Contracts					$(160)	$152	$(616)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	1.065%	$30,500	$3,769	$742	$4,511	$9	$0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.556	11,000	1,997	(112)	1,885	0	(18)
Kinder Morgan, Inc.	1.000	Quarterly	06/20/2021	0.411	8,900	(182)	335	153	1	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.560	1,100	(37)	53	16	0	(1)

						$5,547	$1,018	$6,565	$10	$(19)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	45

Schedule of Investments PIMCO Fixed Income SHares: Series  C (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$	46,800	$2,828	$(20)	$2,808	$22	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	Semi-Annual	06/20/2020	$	600,000	$(9,368)	$(2,697)	$(12,065)	$0	$(45)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		78,400	3,026	209	3,235	45	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		256,700	1,879	21,308	23,187	238	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	46,000	1,054	(763)	291	67	0
Receive(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	6,290,000	(80)	(193)	(273)	0	0
Pay(5)	28-Day MXN-TIIE	6.000	Lunar	06/07/2022	MXN	1,039,800	791	(4,277)	(3,486)	179	0

							$(2,698)	$13,587	$10,889	$529	$(45)

Total Swap Agreements							$5,677	$14,585	$20,262	$561	$(64)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$1	$152	$561	$714	$0	$(616)	$(64)	$(680)

(f)

Securities with an aggregate market value of $18,896 and cash of $21,219 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

46	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2018	$	25,650	AUD	34,746	$64	$0
	08/2018	AUD	34,746	$	25,652	0	(64)
	08/2018	MXN	13,025		653	3	0
BPS	07/2018	EUR	20,859		24,194	0	(166)
	07/2018	$	3,215	JPY	349,178	0	(61)
	08/2018		25,117	MXN	483,095	0	(1,000)
	09/2018		26,119	INR	1,786,776	0	(277)
CBK	07/2018	EUR	468	$	554	8	0
	07/2018	GBP	61,359		81,293	314	0
	07/2018	$	470	PLN	1,602	0	(42)
	08/2018	MXN	14,763	$	705	0	(32)
GLM	07/2018	AUD	34,746		26,120	406	0
	07/2018	$	907	EUR	769	0	(9)
HUS	08/2018		192	MXN	3,964	6	0
	08/2018		12,619	RUB	788,736	0	(129)
	09/2018	TWD	1,641,537	$	55,276	1,138	0
IND	08/2018	$	247	ZAR	3,135	0	(20)
JPM	07/2018	EUR	420	$	487	0	(3)
	07/2018	$	1,435	GBP	1,090	4	0
	08/2018		165	MXN	3,328	1	0
RYL	08/2018		6,825	TRY	30,014	0	(411)
SCX	08/2018		12,272		54,226	0	(684)
	09/2018	KRW	3,199,711	$	2,977	99	0
SSB	07/2018	$	24,420	EUR	20,978	78	0
	08/2018	EUR	20,978	$	24,475	0	(77)
TOR	07/2018	JPY	349,178		3,178	24	0
	08/2018	$	3,185	JPY	349,178	0	(24)
UAG	07/2018		79,691	GBP	60,269	0	(151)
	08/2018	GBP	60,269	$	79,804	155	0

Total Forward Foreign Currency Contracts						$2,300	$(3,150)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	47

Schedule of Investments PIMCO Fixed Income SHares: Series  C (Cont.)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	$69.000	07/05/2018	$	265,000	$10	$0

Total Purchased Options						$10	$0

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$	59,600	$(77)	$(20)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		150,000	(184)	(164)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		80,000	(114)	(88)

Total Written Options							$(375)	$(272)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	UBS AG	(1.000)%	Quarterly	09/20/2022	0.812%	$	2,800	$(16)	$(6)	$0	$(22)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	2.295%	$9,250	$(644)	$213	$0	$(431)
BRC	Mexico Government International Bond	1.000	Quarterly	06/20/2022	1.061	29,800	(782)	724	0	(58)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.090	800	66	20	86	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683	6,800	(275)	(225)	0	(500)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	8,600	(80)	(49)	0	(129)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.090	500	43	11	54	0

							$(1,672)	$694	$140	$(1,118)

Total Swap Agreements							$(1,688)	$688	$140	$(1,140)

48	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$67	$0	$0	$67	$(64)	$(20)	$0	$(84)	$(17)	$0	$(17)
BPS	0	0	0	0	(1,504)	(164)	(431)	(2,099)	(2,099)	2,062	(37)
BRC	0	0	86	86	0	0	(58)	(58)	28	0	28
CBK	322	0	0	322	(74)	(88)	0	(162)	160	(890)	(730)
GLM	406	0	0	406	(9)	0	0	(9)	397	(340)	57
GST	0	0	54	54	0	0	(651)	(651)	(597)	426	(171)
HUS	1,144	0	0	1,144	(129)	0	0	(129)	1,015	(1,250)	(235)
IND	0	0	0	0	(20)	0	0	(20)	(20)	0	(20)
JPM	5	0	0	5	(3)	0	0	(3)	2	0	2
RYL	0	0	0	0	(411)	0	0	(411)	(411)	334	(77)
SCX	99	0	0	99	(684)	0	0	(684)	(585)	651	66
SSB	78	0	0	78	(77)	0	0	(77)	1	0	1
TOR	24	0	0	24	(24)	0	0	(24)	0	0	0
UAG	155	0	0	155	(151)	0	0	(151)	4	0	4

Total Over the Counter	$2,300	$0	$140	$2,440	$(3,150)	$(272)	$(1,140)	$(4,562)

(h)

Securities with an aggregate market value of $3,622 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	49

Schedule of Investments PIMCO Fixed Income SHares: Series  C (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	152	152
Swap Agreements	0	32	0	0	529	561

	$0	$32	$0	$0	$682	$714

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,300	$0	$2,300
Swap Agreements	0	140	0	0	0	140

	$0	$140	$0	$2,300	$0	$2,440

	$0	$172	$0	$2,300	$682	$3,154

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$616	$616
Swap Agreements	0	19	0	0	45	64

	$0	$19	$0	$0	$661	$680

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,150	$0	$3,150
Written Options	0	272	0	0	0	272
Swap Agreements	0	1,140	0	0	0	1,140

	$0	$1,412	$0	$3,150	$0	$4,562

	$0	$1,431	$0	$3,150	$661	$5,242

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(35)	$(35)
Futures	0	0	0	0	(1,561)	(1,561)
Swap Agreements	0	1,199	0	0	5,206	6,405

	$0	$1,199	$0	$0	$3,610	$4,809

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,219	$0	$2,219
Purchased Options	0	0	0	0	(21)	(21)
Written Options	0	367	0	0	80	447
Swap Agreements	0	660	0	0	0	660

	$0	$1,027	$0	$2,219	$59	$3,305

	$0	$2,226	$0	$2,219	$3,669	$8,114

50	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$12	$12
Futures	0	0	0	0	(846)	(846)
Swap Agreements	0	(1,342)	0	0	4,875	3,533

	$0	$(1,342)	$0	$0	$4,041	$2,699

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,217	$0	$1,217
Written Options	0	103	0	0	0	103
Swap Agreements	0	(1,008)	0	0	0	(1,008)

	$0	$(905)	$0	$1,217	$0	$312

	$0	$(2,247)	$0	$1,217	$4,041	$3,011

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,915	$3,795	$12,710
Corporate Bonds & Notes
Banking & Finance	0	385,302	0	385,302
Industrials	0	99,324	175	99,499
Utilities	0	23,608	0	23,608
Municipal Bonds & Notes
Illinois	0	6,346	0	6,346
Texas	0	1,415	0	1,415
U.S. Government Agencies	0	458,272	0	458,272
U.S. Treasury Obligations	0	322,545	0	322,545
Non-Agency Mortgage-Backed Securities	0	71,783	0	71,783
Asset-Backed Securities	0	434,316	0	434,316
Sovereign Issues	0	9,010	0	9,010
Short-Term Instruments
Repurchase Agreements	0	11,246	0	11,246
	$0	$1,832,082	$3,970	$1,836,052

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114	$0	$0	$114

Total Investments	$114	$1,832,082	$3,970	$1,836,166

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	152	562	0	714
Over the counter	0	2,440	0	2,440
	$152	$3,002	$0	$3,154

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	51

Schedule of Investments PIMCO Fixed Income SHares: Series  C (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(616)	$(64)	$0	$(680)
Over the counter	0	(4,562)	0	(4,562)
	$(616)	$(4,626)	$0	$(5,242)

Total Financial Derivative Instruments	$(464)	$(1,624)	$0	$(2,088)

Totals	$(350)	$1,830,458	$3,970	$1,834,078

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018. There were assets and liabilities valued at $30,406 transferred from Level 3 to Level 2 during the period ended June 30, 2018. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended June 30, 2018.

52	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments PIMCO Fixed Income SHares: Series LD

(Unaudited)

June 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 251.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Las Vegas Sands LLC
3.844% due 03/27/2025	$246	$245

Total Loan Participations and Assignments (Cost $247)		245

CORPORATE BONDS & NOTES 115.2%

BANKING & FINANCE 57.6%
AerCap Ireland Capital DAC
4.250% due 07/01/2020 (d)	500	506
4.625% due 10/30/2020 (d)	500	510
Air Lease Corp.
2.750% due 01/15/2023 (d)	1,300	1,239
4.750% due 03/01/2020 (d)	500	511
Allstate Corp.
2.964% due 03/29/2023	300	302
Ally Financial, Inc.
3.250% due 11/05/2018	200	200
3.500% due 01/27/2019	300	300
4.125% due 03/30/2020	300	301
8.000% due 03/15/2020	200	214
Aozora Bank Ltd.
2.750% due 03/09/2020 (d)	1,000	989
Athene Global Funding
2.875% due 10/23/2018 (d)	800	800
3.566% due 07/01/2022	900	919
Aviation Capital Group LLC
2.875% due 01/20/2022 (d)	800	774
6.750% due 04/06/2021 (d)	250	270
Bank of America Corp.
5.989% due 07/30/2018 (a)	384	386
Barclays PLC
2.750% due 11/08/2019	1,000	993
8.250% due 12/15/2018 (a)(b)	1,300	1,323
BGC Partners, Inc.
5.125% due 05/27/2021 (d)	300	306
BOC Aviation Ltd.
2.375% due 09/15/2021 (d)	400	383
3.000% due 03/30/2020 (d)	850	845
3.000% due 05/23/2022 (d)	1,300	1,257
3.875% due 05/09/2019	294	296
Cantor Fitzgerald LP
6.500% due 06/17/2022 (d)	200	212
7.875% due 10/15/2019 (d)	300	314
CIT Group, Inc.
3.875% due 02/19/2019	50	50
5.375% due 05/15/2020	100	103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
3.309% due 07/24/2023 (d)		$1,500	$1,504
3.576% due 07/01/2026		500	500
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022 (d)		850	847
Danske Bank A/S
3.386% due 09/12/2023		1,500	1,502
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		116	119
Five Corners Funding Trust
4.419% due 11/15/2023 (d)		500	515
General Motors Financial Co., Inc.
3.500% due 07/10/2019 (d)		2,000	2,010
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020 (d)		350	364
Hyundai Capital Services, Inc.
1.625% due 08/30/2019		1,000	981
ICICI Bank Ltd.
3.125% due 08/12/2020		300	295
3.500% due 03/18/2020 (d)		400	398
International Lease Finance Corp.
6.250% due 05/15/2019 (d)		200	205
7.125% due 09/01/2018 (d)		300	302
8.250% due 12/15/2020 (d)		250	276
Itau CorpBanca
2.570% due 01/11/2019		500	500
JPMorgan Chase & Co.
5.829% due 07/30/2018 (a)		900	910
LeasePlan Corp. NV
2.875% due 01/22/2019 (d)		600	599
Lloyds Banking Group PLC
7.000% due 06/27/2019 (a)(b)	GBP	1,050	1,415
Macquarie Bank Ltd.
2.600% due 06/24/2019		$100	100
Macquarie Group Ltd.
6.000% due 01/14/2020 (d)		2,000	2,081
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		1,000	959
2.750% due 10/21/2020		300	296
Mizuho Financial Group, Inc.
3.259% due 02/28/2022 (d)		1,400	1,412
Navient Corp.
4.875% due 06/17/2019		1,000	1,006
5.500% due 01/15/2019		500	505
8.000% due 03/25/2020		500	529
Nomura Holdings, Inc.
6.700% due 03/04/2020 (d)		623	657
ORIX Corp.
2.900% due 07/18/2022 (d)		1,200	1,168

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	53

Schedule of Investments PIMCO Fixed Income SHares: Series  LD (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Qatari Diar Finance Co.
5.000% due 07/21/2020		$600	$617
QNB Finance Ltd.
2.125% due 09/07/2021		200	190
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023		600	582
3.813% due 05/15/2023 (d)		700	704
Santander UK PLC
2.350% due 09/10/2019 (d)		200	198
3.400% due 06/01/2021		1,100	1,100
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,000	1,018
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021 (d)		700	679
2.650% due 07/15/2021		600	582
3.000% due 07/15/2022 (d)		300	289
Springleaf Finance Corp.
8.250% due 12/15/2020		200	216
State Bank of India
3.275% due 04/06/2020		600	602
3.622% due 04/17/2019 (d)		800	801
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019		500	497
Suncorp-Metway Ltd.
2.100% due 05/03/2019 (d)		500	497
VEREIT Operating Partnership LP
3.000% due 02/06/2019 (d)		500	500
WEA Finance LLC
2.700% due 09/17/2019 (d)		500	498

			45,828

INDUSTRIALS 46.1%
Allergan Sales LLC
5.000% due 12/15/2021 (d)		400	414
Altice France S.A.
5.375% due 05/15/2022	EUR	100	120
AP Moller - Maersk A/S
2.550% due 09/22/2019 (d)		$400	396
Aptiv PLC
3.150% due 11/19/2020 (d)		700	695
Arrow Electronics, Inc.
3.500% due 04/01/2022 (d)		600	592
Asciano Finance Ltd.
4.625% due 09/23/2020 (d)		700	710
BAT Capital Corp.
3.223% due 08/15/2022 (d)		1,500	1,512
Boral Finance Pty. Ltd.
3.000% due 11/01/2022 (d)		600	579
Central Nippon Expressway Co. Ltd.
3.186% due 09/14/2021 (d)		1,400	1,415

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Charter Communications Operating LLC
4.464% due 07/23/2022	$700	$708
Crown Castle Towers LLC
3.222% due 05/15/2042 (d)	300	295
CVS Health Corp.
3.350% due 03/09/2021	1,000	1,000
3.500% due 07/20/2022 (d)	200	199
D.R. Horton, Inc.
3.750% due 03/01/2019	200	201
4.000% due 02/15/2020 (d)	300	303
4.375% due 09/15/2022 (d)	1,000	1,023
Dell International LLC
4.420% due 06/15/2021	400	406
5.450% due 06/15/2023 (d)	400	419
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	133	140
Delta Air Lines, Inc.
3.625% due 03/15/2022	1,400	1,385
DISH DBS Corp.
7.875% due 09/01/2019	300	312
Dominion Energy Gas Holdings LLC
2.926% due 06/15/2021	1,000	1,000
Ecopetrol S.A.
7.625% due 07/23/2019	1,500	1,569
Energy Transfer Partners LP
9.000% due 04/15/2019 (d)	200	209
Flex Ltd.
4.625% due 02/15/2020 (d)	300	305
General Electric Co.
5.000% due 01/21/2021 (a)	2,000	1,976
General Mills, Inc.
3.363% due 10/17/2023	100	101
Georgia-Pacific LLC
3.734% due 07/15/2023 (d)	200	201
Imperial Brands Finance PLC
2.050% due 07/20/2018 (d)	400	400
2.950% due 07/21/2020 (d)	650	644
Kansas City Southern
3.000% due 05/15/2023	1,500	1,446
Kinder Morgan, Inc.
3.628% due 01/15/2023 (d)	800	813
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	174	165
Masco Corp.
5.950% due 03/15/2022	76	81
7.125% due 03/15/2020	52	55
McCormick & Co., Inc.
3.150% due 08/15/2024 (d)	1,400	1,339
MGM Resorts International
6.750% due 10/01/2020	300	315
8.625% due 02/01/2019	400	412

54	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019 (d)	$400	$399
Mylan NV
3.150% due 06/15/2021 (d)	1,400	1,385
National Fuel Gas Co.
8.750% due 05/01/2019 (d)	500	523
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018 (d)	1,100	1,100
Pioneer Natural Resources Co.
3.450% due 01/15/2021 (d)	300	301
QUALCOMM, Inc.
2.600% due 01/30/2023 (d)	1,700	1,625
Reynolds American, Inc.
4.000% due 06/12/2022 (d)	600	604
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	700	732
6.250% due 03/15/2022 (d)	300	323
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	100	96
Sky PLC
3.125% due 11/26/2022 (d)	1,000	981
Southern Co.
2.950% due 07/01/2023 (d)	1,100	1,062
Syngenta Finance NV
3.933% due 04/23/2021	200	200
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020 (d)	850	877
5.877% due 07/15/2019 (d)	200	206
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	400	383
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019 (d)	500	488
Time Warner Cable LLC
8.250% due 04/01/2019	300	311
Universal Health Services, Inc.
3.750% due 08/01/2019	100	100
WestJet Airlines Ltd.
3.500% due 06/16/2021 (d)	1,100	1,089

		36,640

UTILITIES 11.5%
AT&T, Inc.
2.975% due 06/01/2021	400	402
3.245% due 02/15/2023	1,100	1,112
BP Capital Markets PLC
3.205% due 09/16/2021 (d)	700	713
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	200	199
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018 (d)	400	409

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021 (d)	$300	$318
FirstEnergy Corp.
2.850% due 07/15/2022	700	679
KT Corp.
2.625% due 04/22/2019	200	199
Pennsylvania Electric Co.
5.200% due 04/01/2020	800	822
Plains All American Pipeline LP
2.600% due 12/15/2019	500	495
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019	800	793
Telstra Corp. Ltd.
3.125% due 04/07/2025	100	95
Verizon Communications, Inc.
3.443% due 05/15/2025	1,100	1,100
Vodafone Group PLC
3.290% due 01/16/2024	1,800	1,793

		9,129

Total Corporate Bonds & Notes (Cost $92,520)		91,597

MUNICIPAL BONDS & NOTES 1.6%

PENNSYLVANIA 1.6%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
2.490% due 10/25/2036	1,236	1,227

Total Municipal Bonds & Notes (Cost $1,214)		1,227

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
2.741% (LIBOR01M + 0.650%) due 09/25/2023 ~	1	1
2.860% (T7Y - 0.050%) due 09/25/2022 ~	23	23
3.000% due 03/01/2042	187	182
Freddie Mac
6.073% (LIBOR01M + 4.000%) due 01/15/2022 ~	14	15
Ginnie Mae
2.534% (LIBOR01M + 0.450%) due 10/20/2037 ~	50	50
2.597% (US0001M + 0.680%) due 08/20/2061 ~(d)	136	136

Total U.S. Government Agencies (Cost $408)		407

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	55

Schedule of Investments PIMCO Fixed Income SHares: Series  LD (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 97.3%
U.S. Treasury Notes
2.250% due 03/31/2020 (d)	$63,700	$63,416
2.500% due 05/31/2020 (d)	13,100	13,095
2.500% due 01/31/2025	850	834

Total U.S. Treasury Obligations (Cost $77,568)		77,345

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
American Home Mortgage Investment Trust
2.671% due 02/25/2045	2	2
Banc of America Funding Trust
2.384% due 02/20/2035	13	13
3.602% due 09/20/2034	73	75
Bear Stearns Adjustable Rate Mortgage Trust
3.401% due 04/25/2033	37	37
3.753% due 11/25/2034	62	61
3.808% due 01/25/2034	9	9
Citicorp Mortgage Securities Trust
5.500% due 08/25/2021	1	1
Citigroup Mortgage Loan Trust
3.630% due 10/25/2035	8	8
Countrywide Alternative Loan Trust
2.251% due 07/25/2036	165	160
Credit Suisse First Boston Mortgage Securities Corp.
3.711% due 06/25/2033	21	21
5.362% due 05/15/2036	500	502
6.500% due 04/25/2033	86	88
GSR Mortgage Loan Trust
3.678% due 09/25/2035	8	8
4.450% due 08/25/2033	134	135
Impac CMB Trust
2.731% due 03/25/2035	409	400
3.091% due 07/25/2033	321	314
JPMorgan Mortgage Trust
3.684% due 09/25/2034	10	10
3.691% due 02/25/2034	53	54
3.788% due 04/25/2035	194	198
3.814% due 06/25/2035	21	21
3.977% due 02/25/2035	5	5
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.553% due 06/15/2030	23	22
2.626% due 10/20/2029	16	16
Merrill Lynch Mortgage Investors Trust
2.551% due 04/25/2029	8	8
2.731% due 10/25/2028	6	6
3.537% due 02/25/2035	159	165
Morgan Stanley Mortgage Loan Trust
3.757% due 11/25/2034	11	11
Motel 6 Trust
2.993% due 08/15/2034	880	881

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prime Mortgage Trust
2.491% due 02/25/2034	$9	$9
Sequoia Mortgage Trust
2.785% due 10/19/2026	80	80
2.844% due 10/20/2027	15	15
Structured Asset Mortgage Investments Trust
2.665% due 07/19/2034	51	51
2.745% due 09/19/2032	13	13
6.580% due 06/25/2029	6	7
Structured Asset Securities Corp. Mortgage Loan Trust
2.691% due 10/25/2027	11	11
Thornburg Mortgage Securities Trust
2.731% due 09/25/2043	9	9
3.379% due 04/25/2045	36	36
WaMu Mortgage Pass-Through Certificates Trust
2.361% due 12/25/2045	237	238
2.381% due 10/25/2045	39	40
2.491% due 06/25/2044	31	31
2.831% due 11/25/2034	76	76
2.958% due 06/25/2042	8	8
Wells Fargo Commercial Mortgage Trust
2.897% due 12/13/2031	1,000	1,001
Wells Fargo Mortgage-Backed Securities Trust
3.709% due 10/25/2033	51	52
4.160% due 12/25/2034	124	130

Total Non-Agency Mortgage- Backed Securities (Cost $4,988)		5,038

ASSET-BACKED SECURITIES 23.5%
Allegro CLO Ltd.
3.579% due 01/30/2026	500	500
Amortizing Residential Collateral Trust
3.091% due 10/25/2034	306	308
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.131% due 04/25/2034	101	101
Babson CLO Ltd.
3.503% due 10/17/2026	600	601
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032 ×	130	130
Bear Stearns Asset-Backed Securities Trust
2.841% due 03/25/2035	1,000	979
2.891% due 10/27/2032	42	41
3.291% due 01/25/2045	554	552
Carlyle Global Market Strategies CLO Ltd.
3.488% due 10/16/2025	500	500
Chase Funding Trust
2.831% due 10/25/2032	68	67
Colony American Finance Ltd.
2.544% due 06/15/2048	218	214

56	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Colony Starwood Homes Trust
3.585% due 07/17/2033	$194	$195
Delta Funding Home Equity Loan Trust
2.893% due 09/15/2029	6	6
GSAA Home Equity Trust
2.731% due 12/25/2034	14	14
Halcyon Loan Advisors Funding Ltd.
3.279% due 04/20/2027	1,000	1,000
3.485% due 04/18/2026	1,100	1,101
KVK CLO Ltd.
3.498% due 01/15/2026	577	578
Monarch Grove CLO
3.240% due 01/25/2028	1,500	1,501
Navient Student Loan Trust
3.341% due 06/25/2065	157	161
New Century Home Equity Loan Trust
3.021% due 11/25/2034	902	912
NovaStar Mortgage Funding Trust
2.620% due 01/25/2036	1,500	1,493
OneMain Financial Issuance Trust
2.570% due 07/18/2025	37	37
Regatta Funding Ltd.
3.520% due 10/25/2026	500	500
Renaissance Home Equity Loan Trust
2.591% due 12/25/2033	6	6
Residential Mortgage Loan Trust
3.591% due 09/25/2029	5	5
Securitized Asset-Backed Receivables LLC Trust
2.766% due 01/25/2035	1,282	1,259
SLM Student Loan Trust
2.891% due 12/15/2025	519	522
3.110% due 04/25/2023	861	860
3.860% due 04/25/2023	983	1,002
4.060% due 07/25/2023	814	836
SMB Private Education Loan Trust
3.073% due 06/15/2027	337	340
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	332	325
Symphony CLO LP
3.431% due 01/09/2023	24	24
VOLT LLC
3.000% due 10/25/2047 ×	400	397
3.125% due 06/25/2047 ×	52	52
3.125% due 09/25/2047 ×	1,191	1,184
3.250% due 06/25/2047 ×	387	385

Total Asset-Backed Securities (Cost $18,624)		18,688

SOVEREIGN ISSUES 2.7%
Export-Import Bank of India
2.750% due 04/01/2020 (d)	1,200	1,180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Japan Finance Organization for Municipalities
2.125% due 03/06/2019	$1,000	$996

Total Sovereign Issues (Cost $2,202)		2,176

SHORT-TERM INSTRUMENTS 4.1%

CERTIFICATES OF DEPOSIT 1.8%
Credit Suisse AG
2.722% due 09/28/2018	900	901
Itau CorpBanca
2.500% due 12/07/2018	500	500

		1,401

COMMERCIAL PAPER 0.9%
AT&T, Inc.
3.000% due 05/28/2019	700	680

REPURCHASE AGREEMENTS (c) 1.4%
		1,080

Total Short-Term Instruments (Cost $3,161)		3,161

Total Investments in Securities (Cost $200,932)		199,884

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	11,336	112

Total Short-Term Instruments (Cost $112)		112

Total Investments in Affiliates (Cost $112)		112

Total Investments 251.6% (Cost $201,044)		$199,996

Financial Derivative Instruments (e)(f) 0.1% (Cost or Premiums, net $39)		118

Other Assets and Liabilities, net (151.7)%		(120,626)

Net Assets 100.0%		$79,488

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	57

Schedule of Investments PIMCO Fixed Income SHares: Series  LD (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.
(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(b)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$1,080	U.S. Treasury Notes 2.125% due 08/15/2021	$(1,102)	$1,080	$1,080

Total Repurchase Agreements						$(1,102)	$1,080	$1,080

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.250%	06/18/2018	07/18/2018	$(133)	$(133)
FOB	2.100	05/22/2018	06/05/2018	(378)	(378)
	2.200	06/05/2018	06/19/2018	(366)	(366)
	2.350	06/19/2018	07/03/2018	(791)	(792)
	2.400	06/19/2018	07/03/2018	(6,692)	(6,698)
	2.450	06/21/2018	07/11/2018	(825)	(826)
RDR	2.250	06/19/2018	07/20/2018	(6,033)	(6,038)
UBS	2.200	05/10/2018	06/11/2018	(1,891)	(1,893)
	2.290	06/14/2018	07/13/2018	(12,846)	(12,861)
	2.300	06/15/2018	07/13/2018	(4,152)	(4,156)
	2.320	06/18/2018	07/18/2018	(12,883)	(12,895)

Total Reverse Repurchase Agreements					$(47,036)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.400%	06/28/2018	07/05/2018	$(13,125)	$(13,129)
	2.400	06/29/2018	07/02/2018	(63,774)	(63,786)
TDM	1.930	06/29/2018	07/02/2018	(5,310)	(5,311)

Total Sale-Buyback Transactions					$(82,226)

58	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (4.3)%
U.S. Treasury Notes	2.750%	04/30/2023	$3,400	$(3,403)	$(3,419)

Total Short Sales (4.3)%				$(3,403)	$(3,419)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(133)	$0	$0	$(133)	$136	$3
FICC	1,080	0	0	0	1,080	(1,102)	(22)
FOB	0	(9,060)	0	0	(9,060)	9,602	542
RDR	0	(6,038)	0	0	(6,038)	6,316	278
UBS	0	(31,805)	0	0	(31,805)	33,096	1,291

Master Securities Forward Transaction Agreement
BCY	0	0	(76,915)	(3,419)	(80,334)	76,511	(3,823)
TDM	0	0	(5,311)	0	(5,311)	5,298	(13)

Total Borrowings and Other Financing Transactions	$1,080	$(47,036)	$(82,226)	$(3,419)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(44,265)	$(2,638)	$0	$(46,903)
U.S. Government Agencies	0	(133)	0	0	(133)

Total	$0	$(44,398)	$(2,638)	$0	$(47,036)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(82,226)	0	0	(82,226)

Total	$0	$(82,226)	$0	$0	$(82,226)

Total Borrowings	$0	$(126,624)	$(2,638)	$0	$(129,262)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(129,262)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	59

Schedule of Investments PIMCO Fixed Income SHares: Series  LD (Cont.)

(d)	Securities with an aggregate market value of $130,960 have been pledged as collateral under the terms of the above master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(113,402) at a weighted average interest rate of 1.823%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2018 Futures	$104.000	08/24/2018	35	$70	$0	$0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	120.250	08/24/2018	41	41	1	0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	120.500	08/24/2018	194	194	2	0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	123.000	08/24/2018	1	1	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	123.500	08/24/2018	3	3	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	124.000	08/24/2018	208	208	2	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	134.500	08/24/2018	38	38	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	196.000	08/24/2018	8	8	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	200.000	08/24/2018	4	4	0	0

					$5	$0

Total Purchased Options					$5	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Canada Bankers Acceptance September Futures	09/2019	139	CAD	25,783	$3	$0	$(34)
90-Day Eurodollar December Futures	12/2018	518	$	126,081	(218)	0	0
90-Day Eurodollar June Futures	06/2019	69		16,758	(16)	0	0

					$(231)	$0	$ (34)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	310	$	(75,202)	$320	$8	$0
U.S. Treasury 5-Year Note September Futures	09/2018	413		(46,924)	(81)	10	0

60	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	30	$	(3,606)	$(34)	$0	$0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	8		(1,277)	(33)	1	0
United Kingdom Long Gilt September Futures	09/2018	45	GBP	(7,308)	(79)	16	0

					$93	$35	$0

Total Futures Contracts					$(138)	$35	$(34)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$2,300	$(176)	$29	$(147)	$0	$(1)
CDX.HY-30 5-Year Index	(5.000)	Quarterly	06/20/2023	2,900	(180)	6	(174)	0	(1)
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023	1,000	(20)	5	(15)	0	(1)

					$(376)	$40	$(336)	$0	$(3)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Month LIBOR + 0.125%	0.000%	Quarterly	06/21/2020	$	61,000	$2	$(7)	$(5)	$7	$0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2022		69,800	(958)	(1,676)	(2,634)	0	(37)
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/14/2023		69,800	1,377	1,679	3,056	45	0
Pay(5)	1-Month LIBOR + 0.095%	2.331	Quarterly	05/21/2022		44,300	0	38	38	0	0
Pay(5)	1-Month LIBOR + 1.39%	2.353	Quarterly	05/10/2021		26,180	0	14	14	13	0
Pay(5)	1-Month LIBOR + 1.39%	2.355	Quarterly	05/14/2021		16,220	0	8	8	8	0
Pay(5)	1-Month LIBOR + 1.36%	2.356	Quarterly	05/11/2021		13,100	0	8	8	6	0

							$421	$64	$485	$79	$(37)

Total Swap Agreements							$45	$104	$149	$79	$(40)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$35	$79	$114	$0	$(34)	$(40)	$(74)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	61

Schedule of Investments PIMCO Fixed Income SHares: Series  LD (Cont.)

Cash of $1,139 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Versus Floating Rate Index Receive 3-Month USD-LIBOR

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	07/2018	EUR	1,758	$	2,039	$0	$(14)
	07/2018	JPY	555,400		5,114	97	0
	07/2018	$	1,067	GBP	796	0	(16)
	08/2018	MXN	2,597	$	137	7	0
BRC	07/2018	GBP	2,767		3,618	0	(33)
	08/2018	$	3,623	GBP	2,767	33	0
GLM	07/2018	EUR	854	$	1,003	6	0
	07/2018	JPY	182,400		1,664	17	0
	07/2018	$	235	EUR	201	0	0
JPM	07/2018	GBP	62	$	82	0	0
	07/2018	$	2,670	EUR	2,300	16	0
SCX	07/2018		1,773	GBP	1,334	0	(13)
SSB	07/2018	JPY	48,400	$	443	6	0
TOR	07/2018	$	938	GBP	699	0	(16)
	07/2018		7,156	JPY	786,200	0	(55)
	08/2018	JPY	786,200	$	7,170	55	0

Total Forward Foreign Currency Contracts						$237	$(147)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC EUR versus USD		$1.255	07/05/2018	EUR	6,300	$1	$0
	Put - OTC USD versus JPY	JPY	98.000	07/05/2018	$	17,000	1	0

							$2	$0

62	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	08/23/2018	$	31,600	$25	$25
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.040	08/23/2018		31,600	18	8

								$43	$33

Total Purchased Options								$45	$33

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$	300	$0	$0
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		1,100	(1)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		1,300	(2)	(2)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018		700	(1)	0

							$(4)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.880%	08/23/2018	$	7,300	$(26)	$(33)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.410	08/23/2018		7,300	(18)	(3)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	07/26/2018		5,700	(8)	(7)

								$(52)	$(43)

Total Written Options								$(56)	$(45)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$104	$0	$0	$104	$(30)	$(2)	$0	$(32)	$72	$0	$72
BRC	33	0	0	33	(33)	0	0	(33)	0	0	0
GLM	23	33	0	56	0	(36)	0	(36)	20	0	20
JPM	16	0	0	16	0	0	0	0	16	0	16

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	63

Schedule of Investments PIMCO Fixed Income SHares: Series  LD (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
MYC	$0	$0	$0	$0	$0	$(7)	$0	$(7)	(7)	0	(7)
SCX	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
SSB	6	0	0	6	0	0	0	0	6	0	6
TOR	55	0	0	55	(71)	0	0	(71)	(16)	0	(16)

Total Over the Counter	$237	$33	$0	$270	$(147)	$(45)	$0	$(192)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$35	$35
Swap Agreements	0	0	0	0	79	79

	$0	$0	$0	$0	$114	$114

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$237	$0	$237
Purchased Options	0	0	0	0	33	33

	$0	$0	$0	$237	$33	$270

	$0	$0	$0	$237	$147	$384

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$34	$34
Swap Agreements	0	3	0	0	37	40

	$0	$3	$0	$0	$71	$74

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$147	$0	$147
Written Options	0	2	0	0	43	45

	$0	$2	$0	$147	$43	$192

	$0	$5	$0	$147	$114	$266

64	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(15)	$(15)
Futures	0	0	0	0	790	790
Swap Agreements	0	(68)	0	0	(254)	(322)

	$0	$(68)	$0	$0	$521	$453

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(472)	$0	$(472)
Purchased Options	0	0	0	(5)	(54)	(59)
Written Options	0	8	0	12	(38)	(18)

	$0	$8	$0	$(465)	$(92)	$(549)

	$0	$(60)	$0	$(465)	$429	$(96)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	(90)	(90)
Swap Agreements	0	124	0	0	295	419

	$0	$124	$0	$0	$204	$328

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$311	$0	$311
Purchased Options	0	0	0	(2)	(9)	(11)
Written Options	0	1	0	0	15	16

	$0	$1	$0	$309	$6	$316

	$0	$125	$0	$309	$210	$644

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$245	$0	$245
Corporate Bonds & Notes
Banking & Finance	0	45,828	0	45,828
Industrials	0	36,640	0	36,640
Utilities	0	9,129	0	9,129
Municipal Bonds & Notes
Pennsylvania	0	1,227	0	1,227
U.S. Government Agencies	0	407	0	407
U.S. Treasury Obligations	0	77,345	0	77,345
Non-Agency Mortgage-Backed Securities	0	5,038	0	5,038
Asset-Backed Securities	0	18,688	0	18,688
Sovereign Issues	0	2,176	0	2,176
Short-Term Instruments
Certificates of Deposit	0	1,401	0	1,401
Commercial Paper	0	680	0	680
Repurchase Agreements	0	1,080	0	1,080

	$0	$199,884	$0	$199,884

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	65

Schedule of Investments PIMCO Fixed Income SHares: Series  LD (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$112	$0	$0	$112

Total Investments	$112	$199,884	$0	$199,996

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,419)	$0	$(3,419)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	35	79	0	114
Over the counter	0	270	0	270

	$35	$349	$0	$384

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(34)	$(40)	$0	$(74)
Over the counter	0	(192)	0	(192)

	$(34)	$(232)	$0	$(266)

Total Financial Derivative Instruments	$1	$117	$0	$118

Totals	$113	$196,582	$0	$196,695

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

66	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments PIMCO Fixed Income SHares: Series M

(Unaudited)

June 30, 2018

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 171.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Rise Ltd.
4.750% due 01/31/2021 ~«(f)		$464	$459

Total Loan Participations and Assignments (Cost $464)			459

CORPORATE BONDS & NOTES 21.9%

BANKING & FINANCE 17.2%
AerCap Ireland Capital DAC
5.000% due 10/01/2021		15,800	16,291
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(d)(e)	EUR	2,000	2,435
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$26,100	25,748
Bank of America Corp.
3.108% (US0003M + 0.790%) due 03/05/2024 ~		635	633
Barclays Bank PLC
7.625% due 11/21/2022 (e)		5,200	5,608
14.000% due 06/15/2019 •(d)	GBP	3,500	5,115
Barclays PLC
3.684% due 01/10/2023		$6,400	6,228
8.250% due 12/15/2018 •(d)(e)		3,000	3,053
Blackstone CQP Holdco LP
6.500% due 03/20/2021		35,000	35,175
BPCE S.A.
4.625% due 07/11/2024		14,300	14,133
Charles Schwab Corp.
5.000% due 12/01/2027 •(d)		4,200	4,027
Credit Suisse AG
6.500% due 08/08/2023 (e)		14,100	15,030
Crown Castle International Corp.
4.450% due 02/15/2026		8,000	7,958
Equinix, Inc.
2.875% due 03/15/2024	EUR	10,000	11,478
General Motors Financial Co., Inc.
3.200% due 07/13/2020		$1,300	1,295
4.250% due 05/15/2023		9,630	9,660
Goldman Sachs Group, Inc.
3.919% (US0003M + 1.600%) due 11/29/2023 ~		4,200	4,342
Hospitality Properties Trust
5.000% due 08/15/2022		8,500	8,741
HSBC Holdings PLC
4.583% due 06/19/2029 •		3,400	3,437

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$2,300	$2,384
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		6,400	6,100
Morgan Stanley
3.875% due 04/29/2024		4,100	4,109
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,500	1,575
Oversea-Chinese Banking Corp. Ltd.
2.771% (US0003M + 0.450%) due 05/17/2021 ~		7,200	7,223
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		1,900	1,898
Santander Holdings USA, Inc.
3.700% due 03/28/2022		2,000	1,972
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •		1,000	962
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	98	150
5.744% due 04/13/2040		195	300
5.801% due 10/13/2040		686	1,066
UBS AG
7.625% due 08/17/2022 (e)		$14,000	15,490
Washington Prime Group LP
3.850% due 04/01/2020		1,900	1,851
Wells Fargo & Co.
4.100% due 06/03/2026		400	392

			225,859

INDUSTRIALS 4.5%
CVS Pass-Through Trust
7.507% due 01/10/2032		6,300	7,394
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		5,000	5,206
Ford Motor Co.
7.450% due 07/16/2031		1,000	1,178
Georgia-Pacific LLC
8.000% due 01/15/2024		4,200	5,073
HCA Healthcare, Inc.
6.250% due 02/15/2021		800	832
HCA, Inc.
6.500% due 02/15/2020		10,300	10,751
Kinder Morgan, Inc.
5.625% due 11/15/2023		1,150	1,224
Marvell Technology Group Ltd.
4.875% due 06/22/2028		7,000	6,959
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (b)(d)		46	1
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	13,000	16,820

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	67

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QVC, Inc.
5.125% due 07/02/2022	$900	$922
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	3,100	3,027

		59,387

UTILITIES 0.2%
AT&T, Inc.
4.550% due 03/09/2049	1,036	899
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	49	46
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)	85	42
Verizon Communications, Inc.
4.400% due 11/01/2034	2,000	1,869

		2,856

Total Corporate Bonds & Notes (Cost $294,391)		288,102

MUNICIPAL BONDS & NOTES 4.8%

CALIFORNIA 0.4%
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	3,500	4,862

ILLINOIS 0.2%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	900	1,050
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	2,430	2,303

		3,353

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	900	1,229

PENNSYLVANIA 0.8%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	600	769
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011
5.426% due 09/15/2026	8,500	9,238

		10,007

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	$1,000	$1,018

VIRGINIA 1.4%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	18,975	18,820

WEST VIRGINIA 1.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	23,395	23,394

Total Municipal Bonds & Notes (Cost $52,739)		62,683

U.S. GOVERNMENT AGENCIES 48.7%
Fannie Mae
2.541% (LIBOR01M + 0.450%) due 08/25/2021 ~	1	1
3.000% due 01/01/2046	314	305
3.224% (H15T1Y + 1.974%) due 11/01/2032 ~	12	12
3.248% (H15T1Y + 1.998%) due 10/01/2032 ~	11	12
3.345% (H15T1Y + 2.095%) due 09/01/2027 ~	38	39
3.442% (H15T1Y + 2.149%) due 01/01/2033 ~	33	34
3.465% (US0012M + 1.715%) due 09/01/2032 ~	8	8
3.468% (US0012M + 1.593%) due 12/01/2034 ~	53	56
3.500% due 05/01/2047	532	531
3.537% (H15T1Y + 2.075%) due 05/01/2028 ~	7	7
3.550% (US0012M + 1.800%) due 10/01/2034 ~	43	43
4.000% due 11/25/2019 - 12/01/2044	48	49
4.013% (H15T1Y + 2.126%) due 05/01/2033 ~	59	62
4.127% due 03/25/2041 ~	13	13
4.274% due 05/25/2042 ~	13	13
6.000% due 08/01/2022 - 12/01/2023	50	51
6.500% due 07/18/2027 - 12/01/2028	27	30
7.000% due 11/01/2038	27	27
7.010% due 08/01/2022	11	11
11.000% due 07/15/2020	1	1

68	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fannie Mae, TBA
3.000% due 07/01/2048 - 08/01/2048	$146,050	$141,378
3.500% due 07/01/2033 - 08/01/2048	118,000	117,390
4.000% due 07/01/2048 - 09/01/2048	167,845	170,892
4.500% due 08/01/2048	127,000	132,013
Freddie Mac
2.523% (LIBOR01M + 0.450%) due 08/15/2029 - 12/15/2031 ~	33	33
2.569% (LIBOR01M + 0.650%) due 03/15/2020 ~	1	1
2.573% (LIBOR01M + 0.500%) due 09/15/2030 ~	4	5
2.623% (LIBOR01M + 0.550%) due 03/15/2032 ~	5	5
2.723% (LIBOR01M + 0.650%) due 02/15/2024 ~	223	227
3.082% (H15T1Y + 1.830%) due 08/01/2032 ~	62	62
3.223% (LIBOR01M + 1.150%) due 09/15/2022 ~	14	15
3.250% (H15T1Y + 2.125%) due 08/01/2029 ~	12	13
3.423% (LIBOR01M + 1.350%) due 08/15/2023 ~	4	4
3.500% (H15T1Y + 2.250%) due 01/01/2032 - 10/01/2032 ~	56	58
3.639% (H15T1Y + 2.278%) due 02/01/2029 ~	40	42
3.643% (US0012M + 1.893%) due 07/01/2032 ~	3	3
3.723% (H15T1Y + 2.223%) due 01/01/2033 ~	2	2
3.738% (H15T1Y + 2.206%) due 02/01/2033 ~	37	39
3.750% (H15T1Y + 2.500%) due 10/01/2032 ~	52	53
6.000% due 12/15/2028	204	220
6.500% due 12/15/2023	3	3
7.000% due 04/01/2029 - 03/01/2030	14	15
7.500% due 08/15/2030	31	35
Ginnie Mae
2.434% (LIBOR01M + 0.350%) due 06/20/2032 ~	10	10
2.625% (H15T1Y + 1.500%) due 06/20/2021 - 06/20/2032 ~	115	117
2.750% (H15T1Y + 1.500%) due 07/20/2021 - 07/20/2029 ~	53	55

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% (H15T1Y + 1.500%) due 04/20/2019 - 08/20/2025 ~	$39	$39
3.125% (H15T1Y + 2.000%) due 06/20/2022 ~	15	15
3.125% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2027 ~	43	44
3.375% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2032 ~	174	180
6.500% due 05/15/2023 - 12/15/2023	1	1
Ginnie Mae, TBA
4.000% due 07/01/2048 - 08/01/2048	71,700	73,458
NCUA Guaranteed Notes
2.475% (LIBOR01M + 0.450%) due 10/07/2020 ~	1,184	1,188
Vendee Mortgage Trust
6.500% due 09/15/2024	334	361

Total U.S. Government Agencies (Cost $636,279)		639,281

U.S. TREASURY OBLIGATIONS 34.4%
U.S. Treasury Notes
1.875% due 08/31/2024 (h)	133,350	126,485
2.000% due 05/31/2024 (h)(j)(l)	60,400	57,809
2.250% due 10/31/2024 (h)(l)	134,080	129,783
2.750% due 02/28/2025 (h)(l)	137,500	137,003

Total U.S. Treasury Obligations (Cost $463,110)		451,080

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.1%
Adjustable Rate Mortgage Trust
3.369% due 01/25/2036 ^~	64	61
3.655% due 11/25/2035 ^~	174	149
3.663% due 02/25/2036 ~	148	135
3.741% due 11/25/2035 ^~	197	186
American Home Mortgage Assets Trust
2.281% due 09/25/2046 ^•	751	695
2.301% due 10/25/2046 •	640	473
2.478% due 11/25/2046 •	636	354
American Home Mortgage Investment Trust
2.671% due 02/25/2045 •	16	16
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	179	161
12.340% due 09/25/2035 ^•	140	157

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	69

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Trust
2.100% due 08/27/2036 ~	$7,436	$6,591
2.274% due 10/20/2036 •	177	159
2.301% due 04/25/2037 ^•	142	117
2.384% due 05/20/2047 •	79	73
2.491% due 05/25/2037 ^•	135	121
3.661% due 09/20/2047 ^~	203	184
3.770% due 09/20/2046 ^~	128	117
3.795% due 02/20/2036 ~	424	422
3.915% due 04/20/2035 ^~	150	137
5.500% due 03/25/2036 ^	24	23
Banc of America Mortgage Trust
3.859% due 02/25/2034 ~	243	244
3.932% due 07/25/2035 ^~	29	27
4.029% due 05/25/2035 ^~	1,047	1,045
5.500% due 09/25/2035 ^	519	501
5.500% due 05/25/2037 ^	153	132
BCAP LLC
6.738% due 10/26/2036 ~	355	348
BCAP LLC Trust
2.148% due 07/26/2036 ~	179	172
2.241% due 05/25/2047 ^•	91	84
2.304% due 11/26/2046 •	218	218
2.311% due 05/25/2047 ^•	589	545
2.460% due 05/26/2035 •	46	46
2.741% due 09/25/2047 •	131	124
3.291% due 10/25/2047 •	18,210	17,013
3.680% due 03/27/2037 ~	387	292
3.798% due 07/26/2036 ~	302	285
3.839% due 02/26/2035 ~	27	27
3.849% due 07/26/2036 ~	42	38
3.853% due 03/26/2037 ~	156	137
3.895% due 06/26/2035 ~	109	108
3.926% due 01/26/2034 ~	36	35
5.722% due 07/26/2036 ~	72	72
Bear Stearns Adjustable Rate Mortgage Trust
3.520% due 10/25/2035 •	755	765
3.536% due 05/25/2034 ~	44	44
3.596% due 01/25/2035 ~	19	19
3.604% due 02/25/2036 ^~	166	157
3.616% due 03/25/2035 ~	64	62
3.661% due 08/25/2035 ~	66	58
3.662% due 12/25/2046 ^•	1,176	1,087
3.691% due 02/25/2034 ~	82	81
3.692% due 11/25/2034 ~	76	75
3.785% due 06/25/2035 ^~	42	38
3.814% due 01/25/2034 ~	88	89
3.901% due 10/25/2035 ~	118	119
3.951% due 05/25/2047 ^~	288	261
Bear Stearns ALT-A Trust
2.531% due 04/25/2036 •	184	199
3.416% due 02/25/2036 ^~	45	42
3.576% due 11/25/2036 ^~	132	120
3.591% due 02/25/2036 ^~	463	411
3.781% due 05/25/2035 ~	122	123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.835% due 05/25/2036 ^~	$648	$485
3.894% due 06/25/2034 ~	3,087	2,900
3.911% due 08/25/2036 ^~	307	251
3.926% due 01/25/2036 ~	6,586	6,215
4.527% due 07/25/2035 ^~	692	572
Bear Stearns Asset-Backed Securities Trust
16.622% due 03/25/2036 ^•	192	178
Bear Stearns Mortgage Funding Trust
2.281% due 01/25/2037 •	129	123
Bear Stearns Mortgage Securities, Inc.
6.211% due 03/25/2031 ~	5	5
Bear Stearns Structured Products, Inc. Trust
3.664% due 01/26/2036 ~	982	871
Chase Mortgage Finance Trust
3.576% due 09/25/2036 ^~	1,913	1,814
3.647% due 03/25/2037 ^~	60	59
3.735% due 03/25/2037 ^~	108	107
6.000% due 05/25/2037	148	122
ChaseFlex Trust
2.391% due 07/25/2037 •×	241	225
4.370% due 08/25/2037 ^	50	48
5.000% due 07/25/2037 ^	131	112
Citigroup Mortgage Loan Trust
2.311% due 01/25/2037 •	5,112	4,701
3.424% due 09/25/2037 ~	140	137
3.630% due 10/25/2035 •	164	166
3.710% due 11/25/2035 •	120	121
3.712% due 09/25/2037 ^~	676	655
3.841% due 08/25/2035 ~	36	36
3.853% due 03/25/2037 ^~	107	98
3.903% due 10/25/2046 ~	223	201
5.500% due 12/25/2035	226	189
6.250% due 11/25/2037 ~	131	104
Citigroup Mortgage Loan Trust, Inc.
3.593% due 08/25/2035 ~	1,543	1,565
3.854% due 12/25/2035 ^~	130	98
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	176	177
Community Program Loan Trust
4.500% due 04/01/2029	142	142
Countrywide Alternative Loan Resecuritization Trust
3.296% due 03/25/2047 ~	76	76
6.000% due 08/25/2037 ^~	162	124
Countrywide Alternative Loan Trust
2.231% due 08/25/2037 •	857	775
2.251% due 12/25/2046 ^•	55	54
2.261% due 11/25/2036 •	708	678
2.261% due 01/25/2037 ^•	323	316
2.264% due 02/20/2047 ^•	1,758	1,454
2.266% due 11/25/2036 •	9,005	8,163
2.271% due 11/25/2036 •	132	125
2.271% due 05/25/2047 •	1,404	1,368
2.281% due 07/25/2046 ^•	119	100

70	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.281% due 09/25/2046 ^•	$553	$508
2.281% due 10/25/2046 •	46	46
2.294% due 07/20/2046 ^•	55	41
2.311% due 05/25/2035 •	2,282	2,008
2.361% due 05/25/2036 ^•	16	5
2.401% due 08/25/2035 ^•	219	188
2.558% due 02/25/2036 •	548	501
2.591% due 05/25/2035 ^•	3,480	3,220
2.591% due 06/25/2035 •	141	135
2.611% due 07/25/2035 •	160	159
2.611% due 12/25/2035 •	1,175	1,140
2.711% due 10/25/2035 •	121	109
2.821% due 11/25/2035 •	1,315	1,307
2.938% due 11/25/2047 ^•	3,822	3,257
3.344% due 05/25/2036 ~	60	48
3.416% due 11/25/2035 ^~	136	123
3.625% due 08/25/2035 ~	250	239
3.753% due 06/25/2047 ~	189	176
5.500% due 11/25/2035	126	98
5.500% due 02/25/2036 ^	91	81
5.750% due 03/25/2037 ^•	161	141
5.750% due 07/25/2037 ^	24	22
5.750% due 04/25/2047 ^	164	143
6.000% due 12/25/2034	99	100
6.000% due 03/25/2036 ^	265	216
6.000% due 08/25/2036 ^•	367	330
6.000% due 02/25/2037 ^	576	412
6.000% due 04/25/2037	105	90
6.000% due 05/25/2037 ^	497	371
6.000% due 08/25/2037 ^•	548	446
6.250% due 11/25/2036 ^	118	101
6.500% due 05/25/2036 ^	1,874	1,437
6.500% due 12/25/2036 ^	89	65
6.500% due 08/25/2037 ^	438	326
14.049% due 07/25/2035 •	56	64
Countrywide Asset-Backed Certificates
2.591% due 03/25/2036 •	8,018	7,326
Countrywide Home Loan Mortgage Pass-Through Trust
2.391% due 04/25/2046 ^•	40	3
2.431% due 03/25/2036 •	437	203
2.551% due 05/25/2035 •	98	90
2.631% due 02/25/2035 •	19	18
2.666% due 04/25/2035 ^~	131	37
2.711% due 03/25/2035 •	398	383
2.831% due 02/25/2035 •	429	415
2.871% due 02/25/2035 •	363	351
3.215% due 02/20/2036 ~	335	276
3.345% due 05/20/2036 ^~	172	162
3.381% due 10/20/2035 ~	86	77
3.454% due 05/20/2036 ~	73	70
3.462% due 02/20/2036 ^•	46	40
3.493% due 01/25/2036 ^~	148	138
3.519% due 11/25/2034 ~	109	109
3.651% due 11/25/2037 ~	268	237

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.735% due 08/25/2034 ^~		$87	$83
3.907% due 08/25/2034 ~		7,232	7,134
3.950% due 06/25/2034 ~		1,099	1,133
5.500% due 07/25/2037 ^		417	344
5.750% due 12/25/2035 ^		130	116
6.000% due 02/25/2037 ^		480	423
6.000% due 03/25/2037 ^		168	140
6.000% due 07/25/2037		264	219
6.500% due 11/25/2036 ^		1,148	935
Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035 ^		96	96
Credit Suisse First Boston Mortgage Securities Corp.
2.511% due 03/25/2032 ~		16	15
3.241% due 09/25/2034 ^•		101	99
Credit Suisse Mortgage Capital Certificates
2.287% due 12/27/2035 •		168	165
3.500% due 04/26/2038 ~		1,181	1,178
3.833% due 04/28/2037 ~		477	417
4.016% due 08/28/2036 ~		49	50
Credit Suisse Mortgage Capital Trust
2.200% due 05/27/2037 •		73	73
Deutsche ALT-A Securities, Inc.
2.251% due 01/25/2047 •		80	78
2.281% due 08/25/2047 •		458	437
2.391% due 04/25/2037 •		418	280
Deutsche Mortgage & Asset Receiving Corp.
2.200% due 11/27/2036 •		409	399
Downey Savings & Loan Association Mortgage Loan Trust
2.405% due 07/19/2045 ^•		16	2
Eurosail PLC
1.577% due 06/13/2045 •	GBP	5,432	7,151
First Horizon Alternative Mortgage Securities Trust
3.500% due 04/25/2036 ^~		$199	189
4.018% due 01/25/2036 ^~		337	271
First Horizon Mortgage Pass-Through Trust
3.535% due 11/25/2037 ^~		83	82
GMAC Mortgage Corp. Loan Trust
3.748% due 11/19/2035 ~		156	152
GreenPoint Mortgage Funding Trust
2.291% due 12/25/2046 ^•		343	314
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		5,000	4,921
GSC Capital Corp. Mortgage Trust
2.271% due 05/25/2036 ^•		162	144
GSR Mortgage Loan Trust
3.650% due 04/25/2035 ~		75	76
3.678% due 09/25/2035 ~		313	320
3.749% due 09/25/2035 ~		124	126
3.845% due 04/25/2035 ~		45	46
3.853% due 09/25/2034 ~		87	89
3.893% due 11/25/2035 ~		167	142

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	71

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HarborView Mortgage Loan Trust
2.275% due 01/19/2038 •	$53	$52
2.325% due 12/19/2036 ^•	6,353	5,928
2.335% due 01/19/2038 ^•	62	38
2.525% due 05/19/2035 •	3,317	3,207
2.585% due 01/19/2036 •	155	123
2.765% due 01/19/2035 •	56	55
3.064% due 07/19/2045 •	59	57
3.410% due 12/19/2035 ^~	158	132
3.764% due 06/19/2036 ^~	260	184
4.029% due 12/19/2035 ^~	90	90
HomeBanc Mortgage Trust
2.271% due 12/25/2036 •	112	110
Impac Secured Assets Trust
2.241% due 11/25/2036 •	1,198	1,075
2.261% due 01/25/2037 •	143	138
IndyMac Mortgage Loan Trust
2.271% due 07/25/2047 •	430	360
2.281% due 09/25/2046 •	158	147
2.391% due 11/25/2035 ^•	228	176
2.651% due 03/25/2035 •	268	264
3.273% due 06/25/2037 ^~	119	110
3.501% due 10/25/2035 ~	943	863
3.503% due 09/25/2035 ^~	114	107
3.504% due 11/25/2035 ^~	169	157
3.550% due 06/25/2036 ~	1,565	1,505
3.561% due 08/25/2036 ~	2,896	2,873
3.570% due 06/25/2036 ~	5,998	5,291
3.576% due 08/25/2035 ~	1,120	1,021
4.085% due 06/25/2035 ^~	82	75
JPMorgan Alternative Loan Trust
2.241% due 03/25/2037 •	16	20
2.251% due 10/25/2036 •	8,041	7,750
2.468% due 06/27/2037 •	4,074	3,665
3.262% due 12/25/2036 ~	30	33
JPMorgan Mortgage Trust
3.501% due 11/25/2035 ~	88	86
3.561% due 11/25/2035 ~	133	129
3.692% due 07/25/2035 ~	518	537
3.702% due 06/25/2037 ^~	199	181
3.784% due 04/25/2035 ~	43	44
3.788% due 04/25/2035 ~	28	28
3.788% due 01/25/2037 ^~	25	24
3.936% due 07/25/2035 ~	363	372
4.115% due 09/25/2034 ~	246	247
6.000% due 01/25/2036 ^	152	126
JPMorgan Resecuritization Trust
3.689% due 05/27/2037 ~	1,450	1,444
Lavender Trust
6.250% due 10/26/2036	322	262
Lehman Mortgage Trust
5.243% due 01/25/2036 ^~	189	187
5.324% due 12/25/2035 ~	267	167
6.000% due 07/25/2036 ^	97	77

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
2.291% due 08/25/2046 ^•	$87	$74
2.321% due 04/25/2046 ^•	62	61
2.331% due 11/25/2046 ^•	30	3
2.361% due 02/25/2036 •	8,527	8,110
Luminent Mortgage Trust
2.261% due 12/25/2036 •	868	778
2.291% due 10/25/2046 •	267	259
MASTR Adjustable Rate Mortgages Trust
2.331% due 05/25/2037 •	141	89
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,113	1,094
8.000% due 07/25/2035	1,034	1,066
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.626% due 10/20/2029 •	52	53
Merrill Lynch Alternative Note Asset Trust
2.251% due 01/25/2037 •	146	74
2.271% due 04/25/2037 •	208	209
2.391% due 03/25/2037 •	1,015	453
6.000% due 05/25/2037 ^	202	191
Merrill Lynch Mortgage Investors Trust
2.551% due 04/25/2029 •	54	53
2.751% due 09/25/2029 •	49	49
2.751% due 11/25/2029 •	72	71
3.504% due 07/25/2029 •	59	59
3.595% due 02/25/2036 ~	52	52
3.655% due 11/25/2035 •	112	114
3.717% due 10/25/2035 •	257	260
6.250% due 10/25/2036	2,587	2,164
Morgan Stanley Dean Witter Capital, Inc. Trust
3.053% due 03/25/2033 ~	87	81
Morgan Stanley Mortgage Loan Trust
2.371% due 11/25/2035 •	38	38
2.411% due 01/25/2035 •	44	41
3.485% due 07/25/2035 ~	3,675	3,305
3.522% due 06/25/2036 ~	97	99
6.000% due 10/25/2037 ^	90	80
Morgan Stanley Re-REMIC Trust
3.113% due 02/26/2037 •	252	220
3.624% due 03/26/2037 ×	133	114
5.500% due 10/26/2035 ~	10,456	9,110
Morgan Stanley Resecuritization Trust
2.270% due 01/26/2051 •	300	298
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	511	500
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.493% due 02/25/2036 ^~	772	684
RBSSP Resecuritization Trust
2.210% due 02/26/2037 •	1,354	1,350
3.444% due 10/26/2035 ~	2,538	2,569

72	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc. Trust
2.261% due 12/25/2036 •	$436	$374
2.291% due 05/25/2047 •	167	163
2.301% due 06/25/2037 •	137	119
2.341% due 08/25/2037 •	465	445
2.391% due 08/25/2035 •	190	168
2.891% due 10/25/2045 •	141	127
3.918% due 02/25/2035 ^~	321	277
5.073% due 02/25/2036 ^~	140	125
8.000% due 04/25/2036 ^•	169	163
Residential Asset Securitization Trust
6.000% due 06/25/2036	215	154
6.000% due 11/25/2036 ^	138	90
6.000% due 03/25/2037 ^	128	86
6.250% due 11/25/2036	94	64
6.500% due 04/25/2037 ^	1,312	740
Residential Funding Mortgage Securities, Inc. Trust
4.586% due 03/25/2035 ^~	1,357	1,069
6.000% due 09/25/2036 ^	284	270
Structured Adjustable Rate Mortgage Loan Trust
2.411% due 10/25/2035 •	1,630	1,597
2.826% due 06/25/2034 •	580	566
2.958% due 05/25/2035 ^•	535	447
3.522% due 09/25/2036 ^~	4,153	3,270
3.662% due 02/25/2036 ^~	331	323
3.720% due 10/25/2036 ^~	185	167
3.787% due 10/25/2034 ~	70	71
3.818% due 07/25/2037 ^~	6	6
3.918% due 06/25/2036 ^~	44	54
Structured Asset Mortgage Investments Trust
2.271% due 09/25/2047 •	97	95
2.281% due 06/25/2036 •	11,234	11,101
2.281% due 07/25/2046 ^•	594	504
2.281% due 09/25/2047 •	1,065	1,030
2.291% due 05/25/2036 •	1,073	981
2.301% due 09/25/2047 ^•	1,701	1,647
2.311% due 05/25/2046 •	1,096	635
2.351% due 03/25/2037 •	204	152
2.351% due 05/25/2046 ^•	36	47
2.612% due 02/25/2036 ^•	729	703
2.785% due 03/19/2034 •	408	394
2.785% due 02/19/2035 •	176	175
2.825% due 12/19/2033 •	383	377
Structured Asset Securities Corp. Trust
2.441% due 02/25/2035 •	27	27
Suntrust Adjustable Rate Mortgage Loan Trust
3.626% due 02/25/2037 ^~	456	396
SunTrust Alternative Loan Trust
6.000% due 12/25/2035	617	619
Thornburg Mortgage Securities Trust
2.731% due 09/25/2043 •	314	306
2.831% due 09/25/2044 •	49	49
3.424% due 09/25/2037 ~	96	96

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Mortgage Loan Trust LLC
3.703% due 10/20/2035 ~	$71	$66
WaMu Mortgage Pass-Through Certificates Trust
2.274% due 07/25/2047 •	18,537	17,013
2.308% due 06/25/2047 ^•	115	53
2.361% due 12/25/2045 •	9	9
2.395% due 11/25/2046 •	279	274
2.501% due 11/25/2045 •	273	260
2.558% due 08/25/2046 •	1,917	1,809
2.731% due 01/25/2045 •	275	284
2.758% due 11/25/2042 •	33	32
2.831% due 11/25/2034 •	236	233
2.871% due 10/25/2044 •	1,245	1,244
3.071% due 11/25/2034 •	650	643
3.208% due 12/25/2036 ^~	176	172
3.268% due 08/25/2033 ~	367	373
3.358% due 08/25/2036 ^~	148	145
3.438% due 12/25/2036 ^~	1,573	1,544
Washington Mutual Mortgage Pass-Through Certificates Trust
2.258% due 04/25/2047 •	501	421
2.328% due 04/25/2047 •	732	547
2.541% due 05/25/2035 ^•	476	406
4.404% due 09/25/2036 ^×	168	85
Wells Fargo Alternative Loan Trust
4.260% due 07/25/2037 ^~	79	74
Wells Fargo Mortgage-Backed Securities Trust
2.591% due 07/25/2037 ^•	109	98
3.633% due 10/25/2036 ^~	646	641
3.640% due 10/25/2036 ^~	60	59
3.643% due 08/25/2034 ~	113	117
3.705% due 06/25/2035 ~	2,118	2,148
3.740% due 01/25/2035 ~	380	386
3.822% due 03/25/2036 ~	744	758
3.873% due 03/25/2035 ~	1,363	1,383
4.017% due 03/25/2036 ^~	109	108
4.120% due 07/25/2036 ^~	1,595	1,565
6.000% due 06/25/2037 ^	119	119

Total Non-Agency Mortgage-Backed Securities (Cost $246,856)		263,391

ASSET-BACKED SECURITIES 39.4%
Aames Mortgage Investment Trust
2.871% due 10/25/2035 •	200	197
3.291% due 06/25/2035 •	700	680
AASET Trust
3.967% due 05/16/2042	2,545	2,544
AASET US Ltd.
3.844% due 01/16/2038	4,229	4,200
Accredited Mortgage Loan Trust
2.221% due 02/25/2037 •	872	871
2.351% due 09/25/2036 •	963	941
2.577% due 09/25/2035 •	200	194

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	73

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ACE Securities Corp. Home Equity Loan Trust
2.201% due 12/25/2036 •	$354	$146
2.231% due 07/25/2036 •	214	173
2.246% due 08/25/2036 •	721	702
2.251% due 05/25/2036 •	17	17
2.391% due 02/25/2036 •	149	149
2.501% due 12/25/2035 •	2,000	1,854
2.561% due 10/25/2035 •	1,800	1,793
2.711% due 02/25/2036 ^•	155	147
2.751% due 11/25/2035 •	200	200
2.991% due 12/25/2034 •	169	162
3.066% due 06/25/2034 •	149	151
3.066% due 07/25/2035 •	100	101
Aegis Asset-Backed Securities Trust
2.521% due 12/25/2035 •	200	196
2.571% due 06/25/2035 •	200	178
2.791% due 03/25/2035 •	300	288
3.091% due 03/25/2035 ^•	125	117
Ameriquest Mortgage Securities Trust
2.481% due 03/25/2036 •	400	398
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.541% due 01/25/2036 •	300	300
2.561% due 11/25/2035 •	200	194
2.611% due 09/25/2035 •	10,000	10,022
2.691% due 08/25/2035 •	101	101
2.766% due 07/25/2035 •	800	803
3.201% due 03/25/2035 •	200	198
Amortizing Residential Collateral Trust
3.091% due 10/25/2034 •	208	209
Argent Securities Trust
2.241% due 09/25/2036 •	909	397
2.281% due 03/25/2036 •	358	217
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.321% due 01/25/2036 •	110	103
2.411% due 01/25/2036 •	4,471	4,129
Asset-Backed Funding Certificates Trust
2.201% due 01/25/2037 •	503	336
2.231% due 11/25/2036 •	12,430	8,905
2.251% due 01/25/2037 •	317	214
2.311% due 01/25/2037 •	190	129
2.711% due 04/25/2034 •	273	274
2.766% due 06/25/2035 •	194	195
3.091% due 06/25/2037 •	241	212
Asset-Backed Securities Corp. Home Equity Loan Trust
2.541% due 11/25/2035 •	300	301
2.991% due 06/25/2035 •	200	199
3.291% due 06/25/2034 •	200	199
3.966% due 09/25/2034 •	1,433	1,489
4.512% due 08/15/2033 •	34	34
Avery Point CLO Ltd.
3.460% due 04/25/2026 •	5,600	5,604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Babson CLO Ltd.
3.503% due 10/17/2026 •		$15,000	$15,012
Babson Euro CLO BV
0.492% due 10/25/2029 •	EUR	2,250	2,629
Basic Asset-Backed Securities Trust
2.401% due 04/25/2036 •		$172	172
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032 ×		1,319	1,315
3.105% due 08/28/2032 ×		3,285	3,275
Bear Stearns Asset-Backed Securities Trust
2.201% due 04/25/2031 •		87	114
2.241% due 06/25/2036 •		176	176
2.271% due 06/25/2047 •		47	47
2.281% due 05/25/2037 •		156	170
2.291% due 12/25/2036 •		322	322
2.321% due 02/25/2037 •		11,634	10,146
2.361% due 06/25/2036 •		200	199
2.431% due 05/25/2036 ^•		219	255
2.491% due 09/25/2046 •		222	215
2.521% due 12/25/2035 •		500	502
2.541% due 08/25/2036 •		356	337
2.591% due 12/25/2035 •		197	197
2.641% due 06/25/2036 •		300	297
2.791% due 11/25/2035 ^•		186	151
2.859% due 10/25/2036 ~		64	48
3.051% due 04/25/2035 •		98	98
3.141% due 08/25/2037 •		8,345	7,618
3.271% due 06/25/2043 •		1,170	1,160
3.341% due 08/25/2037 •		122	121
3.647% due 07/25/2036 ~		350	353
Business Jet Securities LLC
4.447% due 06/15/2033 «		8,000	8,012
Carrington Mortgage Loan Trust
2.311% due 01/25/2037 •		1,200	960
2.351% due 02/25/2037 •		1,400	1,289
3.141% due 05/25/2035 •		300	294
Catamaran CLO Ltd.
3.716% due 01/27/2028 •		400	399
Cendant Mortgage Corp.
6.000% due 07/25/2043 ~		23	23
Cent CLO Ltd.
3.689% due 10/29/2025 •		8,479	8,491
Citigroup Mortgage Loan Trust
2.231% due 12/25/2036 •		565	562
2.261% due 05/25/2037 •		19,092	17,509
2.491% due 11/25/2046 •		254	249
2.541% due 11/25/2045 •		253	251
2.711% due 12/25/2035 •		204	205
6.351% due 05/25/2036 ^×		177	106
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
3.021% due 05/25/2035 •		200	199

74	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.351% due 01/25/2037 •	$300	$297
2.501% due 10/25/2035 •	1,298	1,301
2.811% due 09/25/2035 ^•	117	118
2.826% due 09/25/2035 ^•	500	495
Conseco Finance Corp.
6.810% due 12/01/2028 ~	390	402
6.870% due 04/01/2030 ~	240	256
7.060% due 02/01/2031 ~	675	671
Countrywide Asset-Backed Certificates
2.231% due 06/25/2035 •	1,547	1,417
2.231% due 07/25/2037 •	4,343	3,877
2.241% due 07/25/2036 •	114	113
2.241% due 01/25/2037 •	5,577	5,433
2.241% due 05/25/2037 •	500	495
2.251% due 01/25/2034 •	63	62
2.251% due 05/25/2036 •	557	492
2.251% due 03/25/2037 •	170	169
2.261% due 03/25/2037 •	247	240
2.261% due 05/25/2037 •	147	147
2.261% due 06/25/2047 •	229	227
2.271% due 06/25/2047 •	421	418
2.281% due 06/25/2047 •	228	225
2.311% due 09/25/2037 ^•	234	197
2.311% due 09/25/2047 •	1,854	1,654
2.321% due 10/25/2047 •	426	416
2.341% due 01/25/2046 ^•	4,344	4,099
2.341% due 06/25/2047 •	243	226
2.391% due 07/25/2036 •	220	220
2.441% due 04/25/2036 •	57	58
2.491% due 06/25/2036 •	300	295
2.541% due 03/25/2036 •	100	98
2.541% due 03/25/2047 ^•	111	86
2.581% due 02/25/2036 •	200	199
2.751% due 12/25/2035 •	300	303
2.861% due 11/25/2035 •	3	3
3.066% due 02/25/2034 •	76	76
3.141% due 08/25/2035 •	100	101
3.591% due 02/25/2035 •	300	308
4.746% due 10/25/2046 ~	15,332	14,209
Countrywide Asset-Backed Certificates Trust
2.221% due 04/25/2046 •	6,345	5,921
2.231% due 02/25/2037 •	10,742	10,169
2.241% due 09/25/2046 •	5,452	5,420
2.241% due 10/25/2046 ^•	1,334	1,335
2.241% due 03/25/2047 •	191	187
2.551% due 05/25/2036 •	600	592
2.621% due 02/25/2036 •	200	199
2.811% due 07/25/2034 •	165	166
2.821% due 07/25/2035 •	400	403
2.891% due 08/25/2047 •	744	739
2.991% due 10/25/2034 •	97	96
3.021% due 08/25/2035 •	44	45
3.441% due 04/25/2035 •	200	203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit-Based Asset Servicing & Securitization LLC
2.211% due 07/25/2037 •	$14	$10
2.311% due 07/25/2037 •	308	207
2.661% due 07/25/2036 •	169	168
3.036% due 04/25/2036 •	80	81
3.481% due 01/25/2036 ^×	67	60
3.763% due 06/25/2035 ^×	7	7
CVP Cascade CLO Ltd.
3.498% due 01/16/2026 •	10,883	10,894
Delta Funding Home Equity Loan Trust
2.713% due 08/15/2030 •	63	61
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •	9,637	9,658
EMC Mortgage Loan Trust
2.831% due 05/25/2040 •	12	12
First Franklin Mortgage Loan Trust
2.231% due 12/25/2036 •	320	200
2.241% due 07/25/2036 •	60	60
2.251% due 04/25/2036 •	242	230
2.331% due 04/25/2036 •	400	352
2.331% due 08/25/2036 •	324	279
2.451% due 10/25/2035 •	126	127
2.451% due 11/25/2035 •	200	193
2.541% due 06/25/2036 •	175	176
2.826% due 09/25/2035 •	102	103
2.901% due 04/25/2035 •	340	343
2.961% due 09/25/2034 •	289	290
3.036% due 03/25/2035 •	100	100
3.291% due 01/25/2035 •	122	123
3.516% due 10/25/2034 •	865	855
First NLC Trust
2.161% due 08/25/2037 •	61	38
2.312% due 05/25/2035 •	954	934
FIRSTPLUS Home Loan Owner Trust
7.320% due 11/10/2023 ^	6	2
Fremont Home Loan Trust
2.241% due 01/25/2037 •	280	166
2.251% due 08/25/2036 •	230	110
2.261% due 02/25/2036 •	66	62
2.261% due 02/25/2037 •	960	542
2.361% due 02/25/2036 •	300	220
2.361% due 04/25/2036 •	3,000	1,873
2.826% due 07/25/2035 •	100	100
2.881% due 12/25/2029 •	9	9
Gallatin CLO Ltd.
3.398% (US0003M + 1.050%) due 07/15/2027 ~	7,600	7,602
GE-WMC Asset-Backed Pass-Through Certificates
2.341% due 12/25/2035 •	2,286	2,282
GSAA Home Equity Trust
2.211% due 04/25/2047 •	253	240
GSAMP Trust
2.181% due 01/25/2037 •	3,177	2,180

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	75

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.211% due 12/25/2036 •	$1,064	$572
2.241% due 06/25/2036 •	228	226
2.241% due 09/25/2036 •	372	186
2.241% due 12/25/2046 •	673	435
2.251% due 05/25/2046 •	36	36
2.291% due 11/25/2036 •	202	127
2.321% due 12/25/2046 •	202	132
2.331% due 12/25/2035 •	100	100
2.331% due 06/25/2036 •	303	213
2.361% due 04/25/2036 •	374	286
3.741% due 10/25/2034 •	61	60
Home Equity Asset Trust
3.186% due 05/25/2035 •	200	196
Home Equity Loan Trust
2.321% due 04/25/2037 •	800	727
2.431% due 04/25/2037 •	500	416
Home Equity Mortgage Loan Asset-Backed Trust
2.231% due 11/25/2036 •	494	475
2.251% due 11/25/2036 •	399	327
2.411% due 04/25/2037 •	362	326
HSI Asset Securitization Corp. Trust
2.201% due 12/25/2036 •	252	99
2.261% due 12/25/2036 •	1,150	449
2.311% due 12/25/2036 •	767	302
2.481% due 11/25/2035 •	300	289
IXIS Real Estate Capital Trust
2.721% due 02/25/2036 •	355	357
JPMorgan Mortgage Acquisition Corp.
2.271% due 02/25/2036 •	41	41
2.321% due 05/25/2035 •	31	31
JPMorgan Mortgage Acquisition Trust
2.251% due 01/25/2036 •	97	97
2.251% due 05/25/2036 •	81	81
2.251% due 06/25/2036 •	69	69
2.251% due 01/25/2037 •	129	129
2.261% due 04/25/2036 •	252	251
2.351% due 03/25/2037 •	300	294
2.351% due 06/25/2037 •	300	294
2.361% due 04/25/2036 •	258	255
2.361% due 05/25/2036 •	700	688
2.361% due 07/25/2036 •	200	192
2.371% due 01/25/2037 •	200	195
6.337% due 08/25/2036 ^×	148	113
Lehman ABS Mortgage Loan Trust
2.181% due 06/25/2037 •	274	194
2.291% due 06/25/2037 •	221	158
Lehman XS Trust
2.241% due 04/25/2037 ^•	397	376
2.261% due 12/25/2036 •	4,335	5,147
2.261% due 02/25/2037 ^•	1,870	1,514
Lendmark Funding Trust
3.260% due 04/21/2025	2,600	2,604
LoanCore Issuer Ltd.
3.203% due 05/15/2028 •	10,700	10,717

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
2.651% due 07/25/2031 •	$199	$201
2.736% due 11/25/2035 •	453	449
2.851% due 08/25/2045 •	111	112
3.141% due 06/25/2035 •	500	469
3.366% due 02/25/2035 •	12,750	12,719
3.516% due 03/25/2032 •	333	338
Loomis Sayles CLO Ltd.
3.753% due 04/15/2028 •	550	548
MAPS Ltd.
4.212% due 05/15/2043	4,541	4,564
MASTR Asset-Backed Securities Trust
2.201% due 08/25/2036 •	190	106
2.241% due 08/25/2036 •	314	176
2.271% due 02/25/2036 •	417	237
2.331% due 06/25/2036 •	188	111
2.331% due 08/25/2036 •	189	107
2.591% due 10/25/2035 ^•	322	301
2.591% due 11/25/2035 •	11,566	8,290
2.661% due 01/25/2036 •	300	294
2.691% due 01/25/2036 •	134	135
2.841% due 12/25/2034 ^•	49	49
Meritage Mortgage Loan Trust
2.841% due 11/25/2035 •	101	102
Merrill Lynch Mortgage Investors Trust
2.331% due 08/25/2037 •	1,015	699
2.401% due 08/25/2036 •	300	300
2.541% due 02/25/2047 •	1,242	932
2.811% due 05/25/2036 •	269	264
MESA Trust
2.760% due 12/25/2031 •	584	578
METAL LLC
4.581% due 10/15/2042	5,641	5,741
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	670	727
Morgan Stanley ABS Capital, Inc. Trust
2.161% due 10/25/2036 •	100	61
2.201% due 10/25/2036 •	821	537
2.231% due 10/25/2036 •	148	92
2.231% due 11/25/2036 •	269	179
2.241% due 06/25/2036 •	336	248
2.241% due 09/25/2036 •	410	213
2.241% due 10/25/2036 •	241	158
2.241% due 11/25/2036 •	1,415	979
2.271% due 03/25/2037 •	435	241
2.291% due 02/25/2037 •	151	98
2.311% due 11/25/2036 •	1,611	1,083
2.341% due 03/25/2037 •	435	243
2.401% due 12/25/2035 •	384	381
2.991% due 05/25/2034 •	113	113
3.021% due 03/25/2035 •	247	250
3.081% due 06/25/2035 •	400	400
3.141% due 04/25/2035 •	200	195
3.341% due 07/25/2037 •	400	374
3.741% due 03/25/2034 •	542	542

76	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Capital, Inc. Trust
2.381% due 01/25/2036 •	$1,340	$1,329
Morgan Stanley Dean Witter Capital, Inc. Trust
3.441% due 02/25/2033 •	738	736
Morgan Stanley Home Equity Loan Trust
2.251% due 04/25/2036 •	131	104
2.261% due 04/25/2037 •	675	461
2.321% due 04/25/2037 •	225	155
Morgan Stanley Mortgage Loan Trust
2.321% due 02/25/2037 •	157	81
2.451% due 04/25/2037 •	297	151
3.717% due 11/25/2036 ^•	284	151
5.965% due 09/25/2046 ^×	389	215
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •	700	699
Nelnet Student Loan Trust
3.980% due 11/25/2024 •	9,148	9,292
New Century Home Equity Loan Trust
2.341% due 12/25/2035 •	54	54
2.766% due 06/25/2035 •	632	634
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.501% due 02/25/2036 •	148	148
6.032% due 10/25/2036 ^×	176	74
NovaStar Mortgage Funding Trust
2.241% due 06/25/2036 •	144	111
2.665% due 01/25/2036 •	7,500	7,456
Oak Hill Credit Partners Ltd.
3.489% due 07/20/2026 •	6,500	6,510
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •	4,610	4,613
OneMain Direct Auto Receivables Trust
2.040% due 01/15/2021	18	18
OneMain Financial Issuance Trust
2.370% due 09/14/2032	7,300	7,161
Option One Mortgage Loan Trust
2.231% due 01/25/2037 •	76	50
2.261% due 05/25/2037 •	187	121
2.311% due 01/25/2037 •	303	201
2.421% due 04/25/2037 •	138	92
2.451% due 01/25/2036 •	300	266
2.856% due 08/25/2035 •	400	388
Option One Mortgage Loan Trust Asset-Backed Certificates
2.531% due 11/25/2035 •	282	282
2.551% due 11/25/2035 •	3,100	2,901
Ownit Mortgage Loan Trust
2.691% due 10/25/2036 ^•	248	215
Palmer Square CLO Ltd.
3.573% due 10/17/2027 •	9,000	9,013
Park Place Securities, Inc.
2.581% due 09/25/2035 •	200	190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.581% due 08/25/2035 •	$200	$194
2.581% due 09/25/2035 •	500	500
2.886% due 07/25/2035 •	400	402
2.916% due 07/25/2035 •	950	922
3.036% due 06/25/2035 •	200	201
3.141% due 10/25/2034 •	500	508
3.216% due 03/25/2035 •	400	402
3.336% due 01/25/2036 •	300	302
3.891% due 12/25/2034 •	676	685
People’s Choice Home Loan Securities Trust
2.811% due 05/25/2035 ^•	135	133
People’s Financial Realty Mortgage Securities Trust
2.231% due 09/25/2036 •	418	177
Popular ABS Mortgage Pass-Through Trust
2.351% due 11/25/2036 •	200	196
2.481% due 02/25/2036 •	400	396
RAAC Trust
2.391% due 06/25/2044 •	70	64
2.441% due 11/25/2046 •	632	572
2.491% due 09/25/2045 •	4,100	3,969
2.491% due 06/25/2047 •	72	72
3.291% due 10/25/2045 •	250	253
3.591% due 09/25/2047 •	600	593
Regatta Funding Ltd.
3.520% due 10/25/2026 •	6,000	6,005
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036 ×	541	327
7.238% due 09/25/2037 ^×	259	143
Residential Asset Mortgage Products Trust
2.251% due 12/25/2036 •	82	82
2.251% due 02/25/2037 •	210	209
2.311% due 10/25/2034 •	28	27
2.371% due 09/25/2036 •	217	207
2.391% due 05/25/2036 ^•	1,313	1,142
2.411% due 01/25/2036 •	873	791
2.571% due 09/25/2035 •	300	301
2.736% due 11/25/2035 •	249	250
2.751% due 10/25/2035 •	180	181
2.781% due 10/25/2035 •	100	99
2.991% due 08/25/2034 •	119	119
Residential Asset Securities Corp. Trust
2.221% due 11/25/2036 •	606	483
2.251% due 11/25/2036 ^•	457	437
2.261% due 11/25/2036 •	772	662
2.331% due 09/25/2036 •	671	667
2.341% due 04/25/2037 •	231	228
2.361% due 05/25/2037 •	176	175
2.371% due 06/25/2036 •	1,000	986
2.431% due 04/25/2037 •	1,600	1,510
2.471% due 02/25/2036 •	350	351
2.501% due 01/25/2036 •	149	148
2.511% due 10/25/2035 •	300	298
2.511% due 12/25/2035 •	400	399

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	77

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.531% due 11/25/2035 •	$300	$300
2.736% due 03/25/2035 •	913	916
2.751% due 12/25/2035 •	245	205
2.781% due 11/25/2035 •	300	297
2.856% due 03/25/2034 •	78	79
2.931% due 12/25/2034 •	36	36
Salomon Mortgage Loan Trust
2.991% due 11/25/2033 •	165	165
Saxon Asset Securities Trust
3.261% due 07/25/2031 •	25	25
Securitized Asset-Backed Receivables LLC Trust
2.181% due 07/25/2036 •	255	128
2.231% due 05/25/2036 •	547	357
2.251% due 07/25/2036 •	249	126
2.331% due 07/25/2036 •	214	109
2.341% due 05/25/2036 •	1,213	801
2.361% due 03/25/2036 •	226	202
2.751% due 08/25/2035 •	256	175
2.766% due 01/25/2035 •	84	82
3.051% due 01/25/2036 ^•	105	80
Seneca Park CLO Ltd.
3.473% due 07/17/2026 •	6,800	6,803
SG Mortgage Securities Trust
2.251% due 07/25/2036 •	31,878	11,267
2.541% due 10/25/2035 •	1,000	991
SLM Student Loan Trust
3.860% due 04/25/2023 •	8,801	8,987
Soundview Home Loan Trust
2.171% due 06/25/2037 •	62	45
2.201% due 02/25/2037 •	332	140
2.251% due 11/25/2036 •	367	360
2.271% due 02/25/2037 •	465	198
2.271% due 07/25/2037 •	2,711	2,374
2.441% due 03/25/2036 •	400	387
2.916% due 06/25/2035 •	121	120
3.041% due 10/25/2037 •	401	347
South Carolina Student Loan Corp.
3.300% due 09/03/2024 •	526	531
Specialty Underwriting & Residential Finance Trust
2.241% due 09/25/2037 •	137	86
2.241% due 11/25/2037 •	960	637
2.361% due 04/25/2037 •	242	154
3.066% due 12/25/2035 •	369	369
SpringCastle America Funding LLC
3.050% due 04/25/2029	9,268	9,246
Staniford Street CLO Ltd.
3.521% due 06/15/2025 •	14,512	14,530
Structured Asset Investment Loan Trust
2.241% due 09/25/2036 •	305	296
2.281% due 03/25/2036 •	589	563
2.691% due 01/25/2036 •	313	310
2.991% due 05/25/2035 •	600	598
3.216% due 07/25/2033 •	69	69
3.366% due 12/25/2034 •	1,138	1,120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Loan Trust
2.226% due 07/25/2036 •	$9,477	$9,256
2.231% due 09/25/2036 •	199	198
2.241% due 09/25/2036 •	148	145
2.251% due 03/25/2036 •	27	27
2.261% due 12/25/2036 •	208	202
2.301% due 02/25/2037 •	761	750
2.321% due 01/25/2037 •	2,841	2,018
2.341% due 09/25/2036 •	200	197
2.461% due 04/25/2036 •	497	468
2.991% due 08/25/2037 •	257	262
3.091% due 08/25/2037 •	717	722
Structured Asset Securities Corp. Trust
2.551% due 09/25/2035 •	700	660
THL Credit Wind River CLO Ltd.
3.218% due 10/15/2027 •	300	299
3.798% due 01/15/2026 •	10,500	10,535
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037 ×	6,825	6,811
VOLT LLC
3.250% due 06/25/2047 ×	10,492	10,460
WaMu Asset-Backed Certificates WaMu Trust
2.316% due 05/25/2047 •	11,989	11,530
Wells Fargo Home Equity Asset-Backed Securities Trust
2.421% due 05/25/2036 •	300	295
3.036% due 03/25/2035 •	1,000	1,005
3.036% due 11/25/2035 •	200	200
3.666% due 02/25/2035 •	200	202

Total Asset-Backed Securities (Cost $490,390)		516,673

SOVEREIGN ISSUES 0.5%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	7,000	7,112

Total Sovereign Issues (Cost $6,966)		7,112

SHORT-TERM INSTRUMENTS 1.3%

REPURCHASE AGREEMENTS (g) 1.3%
		16,890

U.S. TREASURY BILLS 0.0%
1.958% due 10/04/2018 (b)(c)(l)	397	395

Total Short-Term Instruments (Cost $17,285)		17,285

Total Investments in Securities (Cost $2,208,480)		2,246,066

78	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,237	$101

Total Short-Term Instruments (Cost $101)		101

Total Investments in Affiliates (Cost $101)		101

Total Investments 171.1% (Cost $2,208,581)		$2,246,167

Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $2,403)		(1,250)

Other Assets and Liabilities, net (71.0)%		(931,786)

Net Assets 100.0%		$1,313,131

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	03/14/2017	$464	$459	0.03%

				$464	$459	0.03%

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	79

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$16,890	U.S. Treasury Notes 1.875% due 02/28/2022	$(17,231)	$16,890	$16,891

Total Repurchase Agreements						$(17,231)	$16,890	$16,891

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.140%	06/25/2018	07/25/2018	$(8,181)	$(8,184)
	2.170	06/25/2018	07/26/2018	(4,542)	(4,544)
BOS	2.230	06/21/2018	07/05/2018	(4,826)	(4,829)
BSN	1.960	05/02/2018	07/10/2018	(69,166)	(69,396)
GRE	2.020	05/09/2018	07/11/2018	(14,419)	(14,462)
	2.160	06/13/2018	07/05/2018	(3,695)	(3,700)
	2.200	06/15/2018	07/05/2018	(3,510)	(3,514)
RCY	2.020	05/09/2018	07/09/2018	(93,818)	(94,102)

Total Reverse Repurchase Agreements					$(202,731)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	2.220%	06/22/2018	07/23/2018	$(8,185)	$(8,190)
UBS	1.980	05/07/2018	07/12/2018	(32,910)	(33,011)
	2.050	05/30/2018	07/31/2018	(44,169)	(44,252)
	2.150	06/28/2018	07/27/2018	(6,688)	(6,690)

Total Sale-Buyback Transactions					$(92,143)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.6)%
Fannie Mae, TBA	4.000%	07/01/2048	$8,000	$(8,143)	$(8,143)

Total Short Sales (0.6)%				$(8,143)	$(8,143)

80	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(12,728)	$0	$(12,728)	$12,710	$(18)
BOS	0	(4,829)	0	(4,829)	4,837	8
BSN	0	(69,396)	0	(69,396)	69,104	(292)
FICC	16,891	0	0	16,891	(17,231)	(340)
GRE	0	(21,676)	0	(21,676)	21,728	52
RCY	0	(94,102)	0	(94,102)	93,556	(546)

Master Securities Forward Transaction Agreement
BPG	0	0	(8,190)	(8,190)	8,157	(33)
UBS	0	0	(83,953)	(83,953)	83,171	(782)

Total Borrowings and Other Financing Transactions	$16,891	$(202,731)	$(92,143)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(202,731)	$0	$0	$(202,731)

Total	$0	$(202,731)	$0	$0	$(202,731)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(47,891)	(44,252)	0	(92,143)

Total	$0	$(47,891)	$(44,252)	$0	$(92,143)

Total Borrowings	$0	$(250,622)	$(44,252)	$0	$(294,874)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(294,874)

(h)	Securities with an aggregate market value of $294,843 have been pledged as collateral under the terms of the above master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(402,965) at a weighted average interest rate of 1.704%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(112) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	81

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

(i)   FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$105.750	08/24/2018	12	$12	$0	$0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.000	08/24/2018	2	2	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.500	08/24/2018	83	83	1	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.250	08/24/2018	553	553	5	1
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	967	967	8	1

Total Purchased Options					$14	$2

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 185.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	200	EUR	2	$0	$0	$0
Call Options Strike @ GBP 158.000 United Kingdom Gilt September 2018 Futures	08/2018	370	GBP	0	(6)	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	650	$	73,851	121	0	(15)
U.S. Treasury 10-Year Note September Futures	09/2018	807		96,991	542	0	0

					$657	$0	$(15)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-OAT France Government 10-Year Bond September Futures	09/2018	201	EUR	(36,275)	$(290)	$0	$(160)
United Kingdom Long Gilt September Futures	09/2018	372	GBP	(60,416)	(567)	138	0

					$(857)	$138	$(160)

Total Futures Contracts					$(200)	$138	$(175)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$	88,200	$3,404	$235	$3,639	$50	$0

Total Swap Agreements							$3,404	$235	$3,639	$50	$0

82	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$2	$138	$50	$190	$0	$(175)	$0	$(175)

(j)

Securities with an aggregate market value of $2,063 and cash of $3,007 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	08/2018	ILS	1,840	$	511	$7	$0
BPS	07/2018	EUR	31,005		35,962	0	(246)
	08/2018	$	15,556	MXN	295,650	0	(796)
BRC	07/2018	GBP	443	$	580	0	(5)
CBK	07/2018		16,667		22,082	85	0
	07/2018	$	1,542	GBP	1,148	0	(27)
	08/2018	AUD	32,629	$	24,372	222	0
	08/2018	$	12,496	RUB	777,407	0	(184)
GLM	07/2018	EUR	302	$	353	0	0
	07/2018	GBP	789		1,052	11	0
HUS	08/2018	AUD	4,313		3,210	18	0
	08/2018	$	114	RUB	7,110	0	(1)
JPM	08/2018		1,125	CAD	1,433	0	(35)
MSB	07/2018		1,408	EUR	1,220	16	0
SCX	09/2018	KRW	25,119,481	$	23,370	774	0
SSB	07/2018	$	35,024	EUR	30,087	111	0
	08/2018	EUR	30,087	$	35,102	0	(110)
UAG	07/2018	$	21,564	GBP	16,308	0	(41)
	08/2018	GBP	16,308	$	21,594	42	0

Total Forward Foreign Currency Contracts						$1,286	$(1,445)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	83

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	$71.500	07/05/2018	$62,000	$2	$0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2048	67.000	07/05/2018	100,000	4	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	69.000	07/05/2018	50,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	71.000	07/05/2018	100,000	4	0

Total Purchased Options					$12	$0

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$	69,700	$(91)	$(24)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		162,000	(154)	(54)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		50,000	(61)	(55)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		50,000	(71)	(55)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018		25,000	(23)	(10)

Total Written Options							$(400)	$(198)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	2.295%	$ 1,200	$(80)	$24	$0	$(56)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683	6,700	(271)	(221)	0	(492)
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.298	9,600	48	(13)	35	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683	4,600	(291)	(47)	0	(338)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	3,800	(33)	(24)	0	(57)

Total Swap Agreements							$(627)	$(281)	$35	$(943)

84	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$7	$0	$0	$7	$0	$(24)	$0	$(24)	$(17)	$0	$(17)
BPS	0	0	0	0	(1,042)	(109)	0	(1,151)	(1,151)	916	(235)
BRC	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
CBK	307	0	0	307	(211)	(55)	0	(266)	41	(370)	(329)
FBF	0	0	0	0	0	0	(56)	(56)	(56)	3	(53)
GLM	11	0	0	11	0	0	0	0	11	0	11
GST	0	0	35	35	0	0	(492)	(492)	(457)	284	(173)
HUS	18	0	0	18	(1)	0	(395)	(396)	(378)	479	101
JPM	0	0	0	0	(35)	(10)	0	(45)	(45)	0	(45)
MSB	16	0	0	16	0	0	0	0	16	0	16
SCX	774	0	0	774	0	0	0	0	774	(840)	(66)
SSB	111	0	0	111	(110)	0	0	(110)	1	0	1
UAG	42	0	0	42	(41)	0	0	(41)	1	0	1

Total Over the Counter	$1,286	$0	$35	$1,321	$(1,445)	$(198)	$(943)	$(2,586)

(l)

Securities with an aggregate market value of $1,682 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	85

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	138	138
Swap Agreements	0	0	0	0	50	50

	$0	$0	$0	$0	$190	$190

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,286	$0	$1,286
Swap Agreements	0	35	0	0	0	35

	$0	$35	$0	$1,286	$0	$1,321

	$0	$35	$0	$1,286	$190	$1,511

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$175	$175

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,445	$0	$1,445
Written Options	0	198	0	0	0	198
Swap Agreements	0	943	0	0	0	943

	$0	$1,141	$0	$1,445	$0	$2,586

	$0	$1,141	$0	$1,445	$175	$2,761

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(51)	$(51)
Futures	0	0	0	0	(4,557)	(4,557)
Swap Agreements	0	0	0	0	3,264	3,264

	$0	$0	$0	$0	$(1,344)	$(1,344)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,318	$0	$4,318
Purchased Options	0	0	0	(6)	(18)	(24)
Written Options	0	224	0	0	79	303
Swap Agreements	0	442	0	0	0	442

	$0	$666	$0	$4,312	$61	$5,039

	$0	$666	$0	$4,312	$(1,283)	$3,695

86	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(9)	$(9)
Futures	0	0	0	0	182	182
Swap Agreements	0	0	0	0	(874)	(874)

	$0	$0	$0	$0	$(701)	$(701)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,983	$0	$1,983
Purchased Options	0	0	0	0	(6)	(6)
Written Options	0	203	0	0	0	203
Swap Agreements	0	(783)	0	0	0	(783)

	$0	$(580)	$0	$1,983	$(6)	$1,397

	$0	$(580)	$0	$1,983	$(707)	$696

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$459	$459
Corporate Bonds & Notes
Banking & Finance	0	225,859	0	225,859
Industrials	0	59,387	0	59,387
Utilities	0	2,856	0	2,856
Municipal Bonds & Notes
California	0	4,862	0	4,862
Illinois	0	3,353	0	3,353
Ohio	0	1,229	0	1,229
Pennsylvania	0	10,007	0	10,007
Texas	0	1,018	0	1,018
Virginia	0	18,820	0	18,820
West Virginia	0	23,394	0	23,394
U.S. Government Agencies	0	639,281	0	639,281
U.S. Treasury Obligations	0	451,080	0	451,080
Non-Agency Mortgage-Backed Securities	0	263,391	0	263,391
Asset-Backed Securities	0	508,661	8,012	516,673
Sovereign Issues	0	7,112	0	7,112
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	16,890	0	16,890
U.S. Treasury Bills	0	395	0	395
	$0	$2,237,595	$8,471	$2,246,066

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$101	$0	$0	$101

Total Investments	$101	$2,237,595	$8,471	$2,246,167

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	87

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

(Unaudited)

June 30, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,143)	$0	$(8,143)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	138	52	0	190
Over the counter	0	1,321	0	1,321
	$138	$1,373	$0	$1,511

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(175)	0	0	(175)
Over the counter	0	(2,586)	0	(2,586)
	$(175)	$(2,586)	$0	$(2,761)

Total Financial Derivative Instruments	$(37)	$(1,213)	$0	$(1,250)

Totals	$64	$2,228,239	$8,471	$2,236,774

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

88	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments PIMCO Fixed Income SHares: Series R

(Unaudited)

June 30, 2018

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 165.3%

CORPORATE BONDS & NOTES 8.7%

BANKING & FINANCE 5.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$101
4.625% due 10/30/2020		100	102
Ally Financial, Inc.
3.500% due 01/27/2019		400	400
Deutsche Bank AG
4.250% due 10/14/2021		1,400	1,379
Goldman Sachs Group, Inc.
2.876% due 10/31/2022		300	293
3.541% due 09/15/2020		1,400	1,422
ING Bank NV
2.625% due 12/05/2022		400	392
International Lease Finance Corp.
5.875% due 04/01/2019		100	102
6.250% due 05/15/2019		100	103
8.250% due 12/15/2020		100	110
Lloyds Banking Group PLC
3.130% due 06/21/2021		200	200
7.000% due 06/27/2019 (c)(d)	GBP	400	539
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	1	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		161	26
Realkredit Danmark A/S
2.500% due 07/01/2047		117	19
Royal Bank of Scotland Group PLC
3.885% due 06/25/2024		$300	300
4.519% due 06/25/2024		200	200
UBS AG
2.639% due 12/07/2018		900	901
2.901% due 06/08/2020		1,000	1,003

			7,592

INDUSTRIALS 0.8%
BAT Capital Corp.
2.945% due 08/14/2020		300	301
Dominion Energy Gas Holdings LLC
2.926% due 06/15/2021		200	200
eBay, Inc.
2.750% due 01/30/2023		300	289
Enbridge, Inc.
2.737% due 01/10/2020		300	300
VMware, Inc.
2.950% due 08/21/2022		100	96

			1,186

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.5%
AT&T, Inc.
3.298% due 07/15/2021		$1,100	$1,111
5.150% due 02/15/2050		300	281
5.300% due 08/15/2058		100	94
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	120	142
NextEra Energy Capital Holdings, Inc.
2.636% due 09/03/2019		570	571
Petrobras Global Finance BV
4.375% due 05/20/2023		200	187
5.999% due 01/27/2028		490	444
6.125% due 01/17/2022		68	69
7.375% due 01/17/2027		500	501
Sempra Energy
2.791% due 03/15/2021		100	100

			3,500

Total Corporate Bonds & Notes (Cost $12,393)			12,278

U.S. GOVERNMENT AGENCIES 20.3%
Fannie Mae
2.536% (LIBOR01M + 0.445%) due 02/25/2037 ~		37	37
2.664% (12MTA + 1.200%) due 10/01/2044 ~		5	5
Fannie Mae, TBA
3.000% due 08/01/2048		300	290
3.500% due 07/01/2048 - 08/01/2048		14,200	14,121
4.000% due 08/01/2048		13,800	14,049
Freddie Mac
3.249% (US0012M + 1.500%) due 09/01/2036 ~		43	45
3.515% (US0006M + 1.744%) due 07/01/2036 ~		53	56

Total U.S. Government Agencies (Cost $28,465)			28,603

U.S. TREASURY OBLIGATIONS 105.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2019		1,054	1,048
0.125% due 04/15/2020 (f)		11,079	10,963
0.125% due 04/15/2021 (f)		932	918
0.125% due 01/15/2022 (h)		852	838
0.125% due 04/15/2022		807	790
0.125% due 07/15/2024 (f)		12,629	12,280
0.125% due 07/15/2026		2,550	2,444
0.250% due 01/15/2025 (f)		8,600	8,367
0.375% due 07/15/2025		1,957	1,923
0.500% due 01/15/2028		4,673	4,573

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	89

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 07/15/2021		$667	$670
0.625% due 04/15/2023		1,644	1,642
0.625% due 01/15/2024		4,921	4,916
0.625% due 01/15/2026 (f)		13,170	13,102
0.625% due 02/15/2043		545	516
0.750% due 02/15/2042		1,652	1,615
0.750% due 02/15/2045		3,086	2,997
0.875% due 02/15/2047		5,828	5,834
1.000% due 02/15/2046		4,526	4,666
1.000% due 02/15/2048		4,627	4,787
1.250% due 07/15/2020		838	851
1.375% due 02/15/2044		6,289	7,028
1.750% due 01/15/2028 (f)		19,918	21,772
1.875% due 07/15/2019		1,995	2,027
2.000% due 01/15/2026		1,910	2,093
2.125% due 02/15/2040 (j)		267	335
2.125% due 02/15/2041		2,517	3,190
2.375% due 01/15/2025		3,881	4,305
2.500% due 01/15/2029 (f)		10,840	12,747
3.375% due 04/15/2032		586	783
3.625% due 04/15/2028		4,633	5,887
3.875% due 04/15/2029		1,623	2,141

Total U.S. Treasury Obligations (Cost $148,482)			148,048

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Citigroup Mortgage Loan Trust
2.160% (US0001M + 0.200%) due 06/25/2047		706	708
Countrywide Alternative Loan Trust
2.279% due 12/20/2046 ^		1,185	1,003
Grifonas Finance PLC
0.009% due 08/28/2039	EUR	166	174
GSR Mortgage Loan Trust
3.678% due 09/25/2035		$31	32
HarborView Mortgage Loan Trust
2.684% due 06/20/2035		547	544
IndyMac Mortgage Loan Trust
2.931% due 05/25/2034		1,512	1,408
MortgageIT Trust
3.096% due 12/25/2034		27	25
Residential Accredit Loans, Inc. Trust
2.271% due 06/25/2046		255	113
Swan Trust
3.310% due 04/25/2041	AUD	231	172

Total Non-Agency Mortgage- Backed Securities (Cost $3,922)			4,179

ASSET-BACKED SECURITIES 7.1%
Asset-Backed Funding Certificates Trust
2.691% due 10/25/2034		22	22

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIT Mortgage Loan Trust
3.441% due 10/25/2037	$667	$675
Citigroup Mortgage Loan Trust
2.171% due 01/25/2037	219	156
2.236% due 09/25/2036	704	681
Citigroup Mortgage Loan Trust, Inc.
2.551% due 10/25/2035	500	465
Countrywide Asset-Backed Certificates Trust
2.621% due 02/25/2036	500	497
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	348	352
Dryden Senior Loan Fund
3.248% due 10/15/2027	700	700
Evans Grove CLO Ltd.
3.239% due 05/28/2028	1,600	1,600
First Franklin Mortgage Loan Trust
2.916% due 01/25/2035	34	34
Home Equity Asset Trust
2.946% due 08/25/2034	101	100
Long Beach Mortgage Loan Trust
2.551% due 01/25/2046	14	14
Massachusetts Educational Financing Authority
3.310% due 04/25/2038	62	62
Morgan Stanley ABS Capital, Inc. Trust
2.751% due 01/25/2035	268	263
Mountain View CLO Ltd.
3.162% due 10/13/2027	200	199
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.601% due 05/25/2035	1,300	1,246
RAAC Trust
2.431% due 08/25/2036	100	100
Saxon Asset Securities Trust
2.811% due 05/25/2035	42	38
Sound Point CLO Ltd.
3.208% due 04/15/2027	600	600
Structured Asset Securities Corp. Mortgage Loan Trust
3.091% due 08/25/2037	54	54
Venture CLO Ltd.
3.119% due 02/28/2026	1,650	1,643
VOLT LLC
3.125% due 09/25/2047 ×	397	395
3.500% due 03/25/2047 ×	67	67

Total Asset-Backed Securities (Cost $9,765)		9,963

SOVEREIGN ISSUES 20.5%
Argentina Government International Bond
5.875% due 01/11/2028	400	326

90	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 01/26/2027		$1,000	$884
22.844% due 10/04/2022	ARS	100	5
34.188% due 04/03/2022		1,596	50
40.000% due 06/21/2020		14,879	536
Australia Government International Bond
1.250% due 02/21/2022 (b)	AUD	858	654
3.000% due 09/20/2025 (b)		1,884	1,627
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (a)	BRL	46,192	11,536
Canadian Government Real Return Bond
4.250% due 12/01/2026 (b)	CAD	911	915
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	50	62
3.750% due 07/26/2023		130	167
3.875% due 05/06/2022		110	141
4.250% due 11/04/2025		130	174
Denmark Government International Bond
0.100% due 11/15/2023 (b)	DKK	11,590	1,971
France Government International Bond
0.100% due 03/01/2025 (b)	EUR	318	406
1.850% due 07/25/2027 (b)		1,672	2,492
Mexico Government International Bond
7.750% due 05/29/2031	MXN	8,021	408
New Zealand Government International Bond
2.000% due 09/20/2025 (b)	NZD	426	303
2.500% due 09/20/2035 (b)		416	310
3.000% due 09/20/2030 (b)		1,266	993
Qatar Government International Bond
3.875% due 04/23/2023		$300	300
5.103% due 04/23/2048		200	200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Kingdom Gilt
0.125% due 03/22/2026 (b)	GBP	1,706	$2,606
0.125% due 03/22/2046 (b)		136	284
0.125% due 08/10/2048 (b)		112	243
0.125% due 11/22/2056 (b)		144	356
0.125% due 11/22/2065 (b)		149	434
1.875% due 11/22/2022 (b)		313	488

Total Sovereign Issues (Cost $30,622)			28,871

SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS (e) 0.8%
			1,085

Total Short-Term Instruments (Cost $1,085)			1,085

Total Investments in Securities (Cost $234,734)			233,027

Total Investments 165.3% (Cost $234,734)			$233,027

Financial Derivative Instruments (g)(i) 0.9% (Cost or Premiums, net $(815)			1,150

Other Assets and Liabilities, net (66.2)%			(93,246)

Net Assets 100.0%			$140,931

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	91

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$1,085	U.S. Treasury Notes 2.125% due 08/15/2021	$(1,107)	$1,085	$1,085

Total Repurchase Agreements						$(1,107)	$1,085	$1,085

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	2.070%	05/16/2018	07/16/2018	$(40,073)	$(40,181)
	3.980	04/25/2018	07/25/2018	(1,222)	(1,226)
	4.140	05/16/2018	07/16/2018	(23,746)	(23,811)
TDM	1.930	04/18/2018	07/12/2018	(6,127)	(6,151)
	1.930	05/02/2018	07/02/2018	(5,152)	(5,169)
	2.080	05/18/2018	07/13/2018	(18,179)	(18,226)

Total Sale-Buyback Transactions					$(94,764)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$1,085	$0	$0	$1,085	$(1,107)	$(22)

Master Securities Forward Transaction Agreement
BPG	0	0	(65,218)	(65,218)	65,576	358
BPS	0	0	0	0	(400)	(400)
TDM	0	0	(29,546)	(29,546)	29,783	237

Total Borrowings and Other Financing Transactions	$1,085	$0	$(94,764)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(94,764)	$0	$0	$(94,764)

Total Borrowings	$0	$(94,764)	$0	$0	$(94,764)

Payable for sale-buyback financing transactions					$(94,764)

92	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

(f)	Securities with an aggregate market value of $95,359 have been pledged as collateral under the terms of the above master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(103,970) at a weighted average interest rate of 1.731%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(68) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$120.500	08/24/2018	32	$32	$0	$0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	124.000	08/24/2018	9	9	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	53	53	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	109.500	08/24/2018	39	39	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	132.000	08/24/2018	4	4	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	132.500	08/24/2018	12	12	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	133.000	08/24/2018	2	2	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	112.000	08/24/2018	4	4	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	170.000	08/24/2018	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	171.000	08/24/2018	7	7	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	172.000	08/24/2018	7	7	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	174.000	08/24/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	175.000	08/24/2018	47	47	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	190.000	08/24/2018	3	3	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	190.000	08/24/2018	1	1	0	0

Total Purchased Options					$2	$0

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	$141.000	07/27/2018	2	$2	$(2)	$0
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	142.000	07/27/2018	2	2	(1)	0
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	143.000	07/27/2018	8	8	(5)	(3)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	145.000	07/27/2018	8	8	(5)	(8)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.000	07/27/2018	8	8	(5)	(5)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.500	07/27/2018	8	8	(5)	(4)

Total Written Options					$(23)	$(20)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	93

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	2	$	487	$(2)	$0	$0
90-Day Eurodollar December Futures	12/2019	2		485	(2)	0	0
90-Day Eurodollar June Futures	06/2019	2		486	(2)	0	0
90-Day Eurodollar March Futures	03/2019	2		486	(2)	0	0
90-Day Eurodollar September Futures	09/2018	2		488	(2)	0	0
90-Day Eurodollar September Futures	09/2019	2		485	(2)	0	0
Call Options Strike @ EUR 180.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	38	EUR	0	0	0	0
Call Options Strike @ EUR 183.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	26		0	0	0	0
Euro-Bund 10-Year Bond September Futures	09/2018	6		1,139	6	2	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	19		0	0	0	0
U.S. Treasury 10-Year Note September Futures	09/2018	98	$	11,778	37	0	0

					$31	$2	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 3-Year Note September Futures	09/2018	10	AUD	(824)	$(3)	$0	$0
Australia Government 10-Year Bond September Futures	09/2018	7		(670)	(9)	1	(1)
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	26	EUR	(41)	(27)	0	(4)
Euro-BTP Italy Government Bond September Futures	09/2018	2		(297)	2	0	(4)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	38		(6,858)	(55)	0	(30)
Japan Government 10-Year Bond September Futures	09/2018	1	JPY	(1,362)	(2)	0	0
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	13	EUR	(1)	7	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	41	$	(4,658)	(22)	1	0
U.S. Treasury 10-Year Ultra September Futures	09/2018	29		(3,719)	(29)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	59		(8,555)	(222)	0	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	1		(160)	(3)	0	0
United Kingdom Long Gilt September Futures	09/2018	7	GBP	(1,137)	0	0	0

					$(363)	$2	$(41)

Total Futures Contracts					$(332)	$4	$(41)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.495%	EUR 110	$2	$0	$2	$0	$0

94	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023	$ 1,840	$(118)	$8	$(110)	$0	$(1)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR 1,900	(34)	(8)	(42)	0	(1)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	5,200	(146)	47	(99)	0	(2)

					$(298)	$47	$(251)	$0	$(4)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$	1,190	$2	$115	$117	$5	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,100	3	4	7	5	0
Pay	1-Year BRL-CDI	11.970	Maturity	01/04/2027	BRL	3,700	1	11	12	5	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(29)	(25)	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020	$	10,500	206	5	211	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,860	(112)	453	341	3	0
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		1,600	(3)	81	78	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		100	(1)	2	1	0	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		6,100	(236)	(19)	(255)	0	(4)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		11,500	193	296	489	10	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		1,000	100	72	172	2	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		7,200	16	(211)	(195)	0	(4)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		4,700	6	(134)	(128)	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,100	116	9	125	2	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,310	(159)	15	(144)	0	(2)
Receive(6)	3-Month USD-LIBOR	2.300%	Semi-Annual	04/21/2026		2,300	(10)	78	68	2	0
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		5,900	(23)	197	174	5	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		12,200	112	196	308	10	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		3,000	(24)	(38)	(62)	0	(2)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,910	229	(39)	190	3	0
Pay(6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		2,000	0	(25)	(25)	0	(1)
Pay(6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		2,000	0	(24)	(24)	0	(1)
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		2,000	0	(25)	(25)	0	(1)
Receive(6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		100	0	1	1	0	0
Receive(6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		160	0	1	1	0	0
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		380	(2)	1	(1)	0	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	7,630	125	(77)	48	11	0
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		1,090	(68)	24	(44)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	390,000	(7)	(10)	(17)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		170,000	(3)	(1)	(4)	0	(1)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		180,000	(10)	(7)	(17)	0	(1)
Receive	CPTFEMU	1.505	Maturity	06/26/2021	EUR	300	0	0	0	0	0
Receive	CPTFEMU	1.535	Maturity	06/15/2023		6,600	(1)	4	3	0	(3)
Receive	CPTFEMU	1.535	Maturity	03/15/2028		600	0	(4)	(4)	0	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		620	0	1	1	0	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	2	1	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		300	1	(5)	(4)	0	0
Pay	CPURNSA	1.550	Maturity	07/26/2021	$	900	30	2	32	0	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	95

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	1.603	Maturity	09/12/2021	$	770	$23	$2	$25	$0	$0
Receive	CPURNSA	1.730	Maturity	07/26/2026		900	(48)	(5)	(53)	0	0
Receive	CPURNSA	1.762	Maturity	08/30/2026		1,100	(54)	(6)	(60)	0	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		1,300	(63)	(7)	(70)	0	0
Receive	CPURNSA	1.800	Maturity	09/12/2026		1,900	(19)	(79)	(98)	0	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		770	(36)	(3)	(39)	0	0
Receive	CPURNSA	1.805	Maturity	09/12/2026		600	(27)	(4)	(31)	0	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,300	0	13	13	0	(1)
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,400	0	14	14	0	(1)
Receive	CPURNSA	2.070	Maturity	10/04/2019		200	0	(2)	(2)	0	0
Receive	CPURNSA	2.143	Maturity	04/25/2020		50	0	0	0	0	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		1,700	0	9	9	0	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		3,240	0	18	18	0	(2)
Pay	CPURNSA	2.220	Maturity	04/13/2023		2,240	0	8	8	1	0
Pay	CPURNSA	2.263	Maturity	04/27/2023		720	0	1	1	0	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		510	0	1	1	0	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		770	0	(1)	(1)	0	(1)
Receive	CPURNSA	2.353	Maturity	02/05/2028		1,650	4	(9)	(5)	1	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		510	0	0	0	0	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		770	0	1	1	0	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		770	0	1	1	0	0
Receive	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	0	0	0	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	150	0	1	1	0	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		600	0	0	0	1	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		430	0	(1)	(1)	0	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		1,670	0	(3)	(3)	0	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		240	0	0	0	0	0
Receive	UKRPI	3.140	Maturity	04/15/2031	GBP	40	(4)	2	(2)	0	0
Receive	UKRPI	3.190	Maturity	04/15/2030		1,500	(85)	78	(7)	0	(1)
Receive	UKRPI	3.325	Maturity	08/15/2030		3,950	(39)	97	58	0	(16)
Receive	UKRPI	3.350	Maturity	05/15/2030		1,800	(18)	77	59	0	(3)
Receive	UKRPI	3.358	Maturity	04/15/2035		700	(24)	41	17	1	0
Receive	UKRPI	3.400	Maturity	06/15/2030		1,000	17	23	40	0	(2)
Pay	UKRPI	3.428	Maturity	03/15/2047		1,210	78	(78)	0	2	0
Receive	UKRPI	3.470%	Maturity	09/15/2032	$	1,870	(2)	45	43	0	(6)
Pay	UKRPI	3.585	Maturity	10/15/2046		980	(73)	(48)	(121)	2	0

							$114	$1,108	$1,222	$73	$(63)

Total Swap Agreements							$(182)	$1,155	$973	$73	$(67)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$ 0	$4	$73	$77	$(20)	$ (41)	$ (67)	$ (128)

96	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

(h)

Securities with an aggregate market value of $230 and cash of $2,485 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	07/2018		ARS	2,499	$		86	$0	$0
	07/2018	$		97		ARS	2,500	0	(11)
	07/2018			3,661		AUD	4,960	9	0
	07/2018			920		EUR	786	0	(2)
	07/2018			119		PLN	446	0	0
	08/2018		AUD	4,960	$		3,662	0	(9)
	10/2018		PLN	446			119	0	0
BPS	07/2018		ARS	15,663			571	29	0
	07/2018		BRL	15,565			4,361	345	0
	07/2018		EUR	3,458			4,011	0	(28)
	07/2018	$		1,128		ARS	31,802	1	(35)
	07/2018			4,261		BRL	15,565	0	(245)
	07/2018			1,842		JPY	200,100	0	(35)
	08/2018		ARS	18,852	$		700	84	0
	09/2018	$		825		INR	56,425	0	(9)
	01/2019		BRL	15,832	$		4,271	255	0
BRC	09/2018		KRW	721,165			651	2	0
	09/2018		SGD	883			651	2	0
	09/2018		TWD	19,679			651	2	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	97

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	07/2018		BRL	4,252	$		1,164	$67	$0
	07/2018		CAD	2,238			1,719	17	0
	07/2018		COP	2,348,420			797	0	(4)
	07/2018		DKK	12,157			2,026	120	0
	07/2018		GBP	3,912			5,183	20	0
	07/2018		RUB	20,684			327	0	(2)
	07/2018	$		1,136		BRL	4,252	0	(39)
	08/2018		MXN	3,230	$		168	7	0
	09/2018	$		795		COP	2,348,420	4	0
	01/2019		BRL	4,391	$		1,155	41	0
DUB	07/2018		ARS	8,160			282	0	(1)
	07/2018		BRL	17,300			5,037	573	0
	07/2018	$		298		ARS	8,160	0	(16)
	07/2018			4,487		BRL	17,300	0	(23)
GLM	07/2018		AUD	4,960	$		3,729	58	0
	07/2018		GBP	223			297	3	0
	07/2018	$		180		GBP	134	0	(4)
	09/2018		INR	54,983	$		798	3	0
HUS	07/2018		BRL	21,200			6,052	582	0
	07/2018	$		5,498		BRL	21,200	0	(28)
	07/2018			1,682		CAD	2,238	20	0
	07/2018			328		RUB	20,685	1	0
	08/2018		CAD	2,238	$		1,683	0	(20)
	08/2018		RUB	20,684			327	0	(1)
	08/2018	$		319		RUB	19,944	0	(3)
	09/2018		CNH	10,375	$		1,630	71	0
	09/2018	$		514		IDR	7,387,126	0	(4)
JPM	07/2018		BRL	25,447	$		6,600	34	0
	07/2018		EUR	674			793	6	0
	07/2018		NZD	2,425			1,677	34	0
	07/2018	$		7,207		BRL	25,447	0	(641)
	07/2018			820		COP	2,348,420	0	(19)
	01/2019		BRL	18,500	$		4,982	290	0
MSB	07/2018		PLN	446			131	12	0
	08/2018	$		39		ARS	798	0	(12)
	09/2018		ARS	1,280	$		58	17	0
SCX	07/2018		BRL	7,336			1,903	10	0
	07/2018	$		2,000		BRL	7,336	0	(107)
	07/2018			1,905		DKK	12,155	0	0
	07/2018			1,654		NZD	2,425	0	(12)
	08/2018		NZD	2,425	$		1,654	12	0
	09/2018		KRW	732,204			681	23	0
	10/2018		DKK	12,155			1,919	0	0
	01/2019		BRL	7,469			2,006	112	0
SSB	07/2018	$		3,895		EUR	3,346	12	0
	08/2018		EUR	3,346	$		3,904	0	(12)
TOR	07/2018		JPY	200,100			1,821	14	0
	08/2018	$		1,825		JPY	200,100	0	(14)
UAG	07/2018			5,291		GBP	4,001	0	(10)
	08/2018		GBP	4,001	$		5,298	10	0

Total Forward Foreign Currency Contracts								$2,902	$(1,346)

98	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC USD versus JPY	JPY	116.900	07/03/2018	$	1,900	$0	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765%	07/16/2018	$3,300	$39	$59

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	$69.000	07/05/2018	$17,000	$1	$0
	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	71.000	07/05/2018	9,800	0	0

					$1	$0

Total Purchased Options					$40	$59

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$	900	$(1)	$0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		1,700	(2)	(2)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	08/15/2018	EUR	2,700	(5)	(4)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018	$	800	(1)	(1)
CKL	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	5,500	(12)	(14)

							$(21)	$(21)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC USD versus MXN	MXN	21.100	08/22/2018	$	1,157	$(13)	$(8)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	99

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$ 32,200	$(287)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,500	(19)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR 1,200	(55)	(7)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$ 6,500	(47)	(1)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	4,800	(54)	(4)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	2,100	(39)	(3)

						$(505)	$(15)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$3,100	$(18)	$(11)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(1)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$25,000	$(19)	$(36)

Total Written Options						$(576)	$(91)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.880%	$300	$(21)	$14	$0	$(7)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	1,200	(83)	54	0	(29)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.295	400	(26)	7	0	(19)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	200	(14)	9	0	(5)

							$(144)	$84	$0	$(60)

100	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$	220	$(7)	$8	$1	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		500	(22)	24	2	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047		180	(6)	7	1	0

							$(35)	$39	$4	$0

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	CPURNSA	1.560%	Maturity	12/17/2020	$	1,700	$0	$48	$48	$0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	2,240	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		480	0	(1)	0	(1)
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022	$	5,000	103	(488)	0	(385)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	4,230	0	0	0	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,740	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		890	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		370	0	0	0	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		2,150	0	0	0	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		460	0	1	1	0
MYC	Pay	CPURNSA	1.548	Maturity	12/21/2020	$	4,000	0	115	115	0
	Receive	CPURNSA	1.800	Maturity	07/20/2026		600	0	(32)	0	(32)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		300	0	(16)	0	(16)

								$103	$(370)	$167	$(434)

Total Swap Agreements								$(76)	$(247)	$171	$(494)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$9	$0	$48	$57	$(22)	$0	$0	$(22)	$35	$0	$35
BPS	714	0	0	714	(352)	(6)	0	(358)	356	(310)	46
BRC	6	0	1	7	0	0	(1)	(1)	6	0	6
CBK	276	0	0	276	(45)	(20)	0	(65)	211	(260)	(49)
CKL	0	0	0	0	0	(14)	0	(14)	(14)	0	(14)
DUB	573	0	3	576	(40)	0	(385)	(425)	151	(460)	(309)
FBF	0	0	0	0	0	0	(7)	(7)	(7)	0	(7)
GLM	64	0	2	66	(4)	(7)	0	(11)	55	0	55

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	101

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
HUS	$674	$0	$0	$674	$(56)	$0	$(48)	$(104)	570	(590)	(20)
JPM	364	0	1	365	(660)	(8)	(5)	(673)	(308)	302	(6)
MSB	29	0	0	29	(12)	0	0	(12)	17	0	17
MYC	0	59	116	175	0	(36)	(48)	(84)	91	0	91
SCX	157	0	0	157	(119)	0	0	(119)	38	(10)	28
SSB	12	0	0	12	(12)	0	0	(12)	0	0	0
TOR	14	0	0	14	(14)	0	0	(14)	0	0	0
UAG	10	0	0	10	(10)	0	0	(10)	0	0	0

Total Over the Counter	$2,902	$59	$171	$3,132	$(1,346)	$(91)	$(494)	$(1,931)

(j)

Securities with an aggregate market value of $302 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	YOY options may have a series of expirations.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

102	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	0	0	0	73	73

	$0	$0	$0	$0	$77	$77

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,902	$0	$2,902
Purchased Options	0	0	0	0	59	59
Swap Agreements	0	4	0	0	167	171

	$0	$4	$0	$2,902	$226	$3,132

	$0	$4	$0	$2,902	$303	$3,209

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$20	$20
Futures	0	0	0	0	41	41
Swap Agreements	0	4	0	0	63	67

	$0	$4	$0	$0	$124	$128

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,346	$0	$1,346
Written Options	0	21	0	8	62	91
Swap Agreements	0	60	0	0	434	494

	$0	$81	$0	$1,354	$496	$1,931

	$0	$85	$0	$1,354	$620	$2,059

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$17	$17
Written Options	0	0	0	0	143	143
Futures	0	0	0	0	190	190
Swap Agreements	0	(106)	0	0	920	814

	$0	$(106)	$0	$0	$1,270	$1,164

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(131)	$0	$(131)
Purchased Options	0	0	0	3	(116)	(113)
Written Options	0	16	0	9	97	122
Swap Agreements	0	13	0	0	(309)	(296)

	$0	$29	$0	$(119)	$(328)	$(418)

	$0	$(77)	$0	$(119)	$942	$746

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	103

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

(Unaudited)

June 30, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5)	$(5)
Written Options	0	0	0	0	(16)	(16)
Futures	0	0	0	0	(347)	(347)
Swap Agreements	0	138	0	0	316	454

	$0	$138	$0	$0	$(52)	$86

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,463	$0	$2,463
Purchased Options	0	0	0	0	144	144
Written Options	0	0	0	4	(44)	(40)
Swap Agreements	0	(49)	0	0	389	340

	$0	$(49)	$0	$2,467	$489	$2,907

	$0	$89	$0	$2,467	$437	$2,993

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,592	$0	$7,592
Industrials	0	1,186	0	1,186
Utilities	0	3,500	0	3,500
U.S. Government Agencies	0	28,603	0	28,603
U.S. Treasury Obligations	0	148,048	0	148,048
Non-Agency Mortgage-Backed Securities	0	4,179	0	4,179
Asset-Backed Securities	0	9,963	0	9,963
Sovereign Issues	0	28,871	0	28,871
Short-Term Instruments
Repurchase Agreements	0	1,085	0	1,085

Total Investments	$0	$233,027	$0	$233,027

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	73	0	77
Over the counter	0	3,132	0	3,132
	$4	$3,205	$0	$3,209

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(87)	0	(128)
Over the counter	0	(1,931)	0	(1,931)
	$(41)	$(2,018)	$0	$(2,059)

Total Financial Derivative Instruments	$(37)	$1,187	$0	$1,150

Totals	$(37)	$234,214	$0	$234,177

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

104	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments PIMCO Fixed Income SHares: Series TE

(Unaudited)

June 30, 2018

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

MUNICIPAL BONDS & NOTES 99.2%

ALABAMA 0.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	$800	$855

ARIZONA 2.7%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018
5.000% due 07/01/2028	250	285
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2010
5.000% due 07/01/2028	1,000	1,065
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2030	1,000	1,103

		2,453

CALIFORNIA 12.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2038	2,000	2,295
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	945	955
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	1,000	1,120
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,072
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (a)	3,000	3,422
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2057	900	1,028
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,300	1,513

		11,405

COLORADO 2.6%
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	2,125	2,341

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 2.6%
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2029	$110	$126
Connecticut State General Obligation Bonds, Series 2018
5.000% due 06/15/2035	1,000	1,113
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2014
5.000% due 07/01/2026	1,000	1,119

		2,358

FLORIDA 2.2%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,300	1,426
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013
5.000% due 10/01/2028	555	624

		2,050

GEORGIA 1.1%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
2.093% due 04/01/2048	1,000	997

ILLINOIS 11.0%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	1,000	1,066
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	1,500	1,670
Chicago, Illinois General Obligation Notes, Series 2016
5.000% due 01/01/2024	1,000	1,069
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	1,000	1,043
Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2028	1,000	1,007
Illinois State General Obligation Bonds, Series 2018
5.000% due 05/01/2036	1,000	1,050
5.000% due 05/01/2042	1,000	1,045
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,131

		10,081

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	105

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.6%
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	$500	$503

KANSAS 2.4%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	2,000	2,199

MASSACHUSETTS 4.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	1,000	1,096
Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2053	1,000	1,100
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2028	2,000	2,256

		4,452

MICHIGAN 3.5%
Michigan Finance Authority Revenue Notes, Series 2014
4.000% due 10/01/2024	2,000	2,102
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2024	1,000	1,114

		3,216

MISSOURI 1.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
3.073% due 06/01/2031	475	475
3.076% due 06/01/2031	1,000	1,000

		1,475

NEBRASKA 1.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.000% due 09/01/2032	1,000	1,095

NEVADA 1.4%
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.125% due 06/01/2058	1,250	1,270

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 7.1%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2042	$1,250	$1,383
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017
5.000% due 03/01/2026	250	283
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.060% due 09/01/2027	500	494
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	1,500	1,615
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	1,000	1,118
New Jersey Turnpike Authority Revenue Notes, Series 2017
2.088% due 01/01/2024	1,000	1,005
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	500	582

		6,480

NEW MEXICO 0.7%
Albuquerque Municipal School District No.12, New Mexico General Obligation Bonds, Series 2017
5.000% due 08/01/2027	500	591

NEW YORK 8.4%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	1,340	1,498
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	1,003
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,000	2,276
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2033	1,000	1,109
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,746

		7,632

NORTH CAROLINA 1.2%
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,088

106	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 1.0%
Cleveland, Ohio Revenue Bonds, Series 2017
5.000% due 10/01/2030	$750	$870

PENNSYLVANIA 4.8%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,000	1,143
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	1,000	1,031
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	1,000	1,111
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (a)	1,000	1,122

		4,407

PUERTO RICO 4.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.069% due 07/01/2029	1,010	889
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	500	558
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.250% due 07/01/2036	2,000	2,226

		3,673

RHODE ISLAND 2.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,068
5.000% due 06/01/2050	1,000	1,032

		2,100

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	200	228

TEXAS 13.1%
Austin, Texas Airport System Revenue Bonds, Series 2017
5.000% due 11/15/2046	1,000	1,134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Irving Hospital Authority, Texas Revenue Bonds, Series 2017
2.610% due 10/15/2044	$1,000	$1,001
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036	1,000	1,018
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	630	678
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2025	1,000	1,162
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,000	1,133
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,000	5,825

		11,951

VIRGINIA 2.8%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2027	2,315	2,593

WASHINGTON 1.1%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2040 (a)	500	525
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.910% due 01/01/2035	500	505

		1,030

WISCONSIN 1.2%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013
5.000% due 07/01/2025	1,000	1,125

Total Municipal Bonds & Notes (Cost $87,243)		90,518

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (b) 0.6%
		566

Total Short-Term Instruments (Cost $566)		566

Total Investments in Securities (Cost $87,809)		91,084

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	107

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.2%

SHORT-TERM INSTRUMENTS 3.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III	289,231	$2,859

Total Short-Term Instruments (Cost $2,859)		2,859

Total Investments in Affiliates (Cost $2,859)		2,859

Total Investments 103.0% (Cost $90,668)		$93,943

Financial Derivative Instruments (c) 0.0% Cost or Premiums, net $(0)		0

Other Assets and Liabilities, net (3.0)%		(2,695)

Net Assets 100.0%		$91,248

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Portfolio sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$566	U.S. Treasury Notes 2.125% due 08/15/2021	$(581)	$566	$566

Total Repurchase Agreements						$(581)	$566	$566

108	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)		Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$566	$0	$0	$566		$(581)		$(15)

Total Borrowings and Other Financing Transactions	$566	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	65	$	(7,812)	$(45)	$0	$0
U.S. Treasury 30-Year Bond September Futures	09/2018	10		(1,450)	2	0	0

Total Futures Contracts					$(43)	$0	$0

Cash of $114 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$321	$321

Over the counter
Swap Agreements	$0	$(13)	$0	$0	$48	$35

	$0	$(13)	$0	$0	$369	$356

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	109

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)

(Unaudited)

June 30, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(91)	$(91)

Over the counter
Swap Agreements	$0	$9	$0	$0	$(32)	$(23)

	$0	$9	$0	$0	$(123)	$(114)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$855	$0	$855
Arizona	0	2,453	0	2,453
California	0	11,405	0	11,405
Colorado	0	2,341	0	2,341
Connecticut	0	2,358	0	2,358
Florida	0	2,050	0	2,050
Georgia	0	997	0	997
Illinois	0	10,081	0	10,081
Indiana	0	503	0	503
Kansas	0	2,199	0	2,199
Massachusetts	0	4,452	0	4,452
Michigan	0	3,216	0	3,216
Missouri	0	1,475	0	1,475
Nebraska	0	1,095	0	1,095
Nevada	0	1,270	0	1,270
New Jersey	0	6,480	0	6,480
New Mexico	0	591	0	591
New York	0	7,632	0	7,632
North Carolina	0	1,088	0	1,088
Ohio	0	870	0	870
Pennsylvania	0	4,407	0	4,407
Puerto Rico	0	3,673	0	3,673
Rhode Island	0	2,100	0	2,100
Tennessee	0	228	0	228
Texas	0	11,951	0	11,951
Virginia	0	2,593	0	2,593
Washington	0	1,030	0	1,030
Wisconsin	0	1,125	0	1,125
Short-Term Instruments
Repurchase Agreements	0	566	0	566
	$0	$91,084	$0	$91,084

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,859	$0	$0	$2,859

Total Investments	$2,859	$91,084	$0	$93,943

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

110	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

June 30, 2018

1. ORGANIZATION

PIMCO Managed Accounts Trust (the “Trust”), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Fixed Income SHares (“FISH”): Series C, Series LD, Series M, Series R and Series TE (each a “Portfolio” or “Series” and collectively the “Portfolios” or “Series”). Each Portfolio has authorized an unlimited number of shares of beneficial interest with $0.001 par value. Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) serves as the Portfolios’ investment adviser and administrator.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	JUNE 30, 2018	111

Notes to Financial Statements (Cont.)

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions to Shareholders  Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends are declared daily and paid monthly, generally on the last business day of the month. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year. A Portfolio may engage in investment strategies, including the use of derivatives, to, among other things, seek to generate current, distributable income without regard to possible declines in the Portfolio’s net asset value (“NAV”). A Portfolio’s income and gain-generating strategies, including certain derivatives strategies, may generate current, distributable income, even if such strategies could potentially result in declines in a Portfolio’s NAV. A Portfolio’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Portfolio has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non U.S. equity markets or the Portfolio’s debt investments, or arising from its use of derivatives. A Portfolio’s transactions in derivatives, short sales, or similar transactions could affect the amount, timing and character of distributions from the Portfolio, and could increase the amount or accelerate the timing for payment of taxes payable by shareholders.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

112	PIMCO MANAGED ACCOUNTS TRUST

(Unaudited)

June 30, 2018

If a Portfolio estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Portfolio will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Portfolios have adopted the ASU. The implementation of the ASU did not have an impact on the Portfolios’ financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Portfolios have adopted the ASU. The implementation of the ASU did not have an impact on the Portfolios’ financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods.

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Notes to Financial Statements (Cont.)

The Portfolios have adopted the ASU. The implementation of the ASU did not have an impact on the Portfolios’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Portfolio’s shares is based on the Portfolio’s NAV. The NAV of a Portfolio’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio less any liabilities by the total number of shares outstanding of that Portfolio.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of

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investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that

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Notes to Financial Statements (Cont.)

materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers

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between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are

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Notes to Financial Statements (Cont.)

categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

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4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. The table below shows the Portfolios’ transactions in and earnings from these affiliated issuers for the period ended June 30, 2018 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
Fixed Income SHares - Series C	$0	$26,712	$(26,600)	$2	$0	$114	$12	$0
Fixed Income SHares - Series LD	0	9,202	(9,090)	0	0	112	2	0
Fixed Income SHares - Series M	0	8,201	(8,100)	0	0	101	1	0
Fixed Income SHares - Series TE	0	9,718	(6,860)	1	0	2,859	18	0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted to the rate of inflation. In general, the value of an inflation-indexed security tends to decrease when

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Notes to Financial Statements (Cont.)

real interest rates increase and can increase when real interest rates decrease. Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.

In the event of the insolvency of the agent selling a participation, a Portfolio may be treated as a general creditor of the agent and may not benefit from any set-off between the agent and the borrower. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Portfolios may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Portfolio may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Portfolio may come into possession of material

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nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Portfolio may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Portfolio to do so. Alternatively, a Portfolio may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Portfolio may have less information about such issuers than other investors who transact in such assets.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. Because investing in unfunded loan commitments creates a future obligation for a Portfolio to provide funding to a borrower upon demand in exchange for a fee, the Portfolio will segregate or earmark liquid assets with the Portfolio’s custodian in amounts sufficient to satisfy any such future obligations. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both principal and interest. Interest may be determined by fixed or adjustable rates. In times of declining interest rates, there is a greater likelihood that a Portfolio’s higher yielding securities will be pre-paid with the Portfolio being unable to reinvest the proceeds in an investment with as great a yield. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S.

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Notes to Financial Statements (Cont.)

Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans (“CMBS”) reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including without limitation, auto loans, credit card receivables, home equity loans, and student loans. The Portfolios may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is typically backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Portfolio may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured

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to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Portfolio may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios at June 30, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

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Notes to Financial Statements (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

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(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Portfolio’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price; please see Note 7, Principal Risks. A Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions. Sale-buybacks involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price (see Note 7, Principal Risks).

(d) Short Sales  Short sales are transactions in which a Portfolio sells a security that it may not own. A Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Portfolio will ordinarily have to pay a fee or

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Notes to Financial Statements (Cont.)

premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where a Portfolio is unable, for whatever reason, to close out its short position.

(e) Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by the Portfolio. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to a Portfolio that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to the Portfolio bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from a Portfolio, a Portfolio may then invest the cash received in additional securities, generating leverage for a Portfolio. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which a Portfolio has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the Portfolios ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Portfolio provides the Portfolio with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender

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events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Portfolio, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Portfolios). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

Each Portfolio’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Portfolio. A Portfolio typically invests the cash received in additional municipal bonds. The Portfolios account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Portfolios’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Portfolio on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Portfolios may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. In particular, these rules preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting to the TOB Trust’s municipal bonds. The Risk Retention Rules may increase the costs of such transactions in certain circumstances.

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Notes to Financial Statements (Cont.)

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure in which the Portfolios hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Portfolios as the TOB residual holders.

The Portfolios have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

For the period ended June 30, 2018, the Portfolios’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Portfolio Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*
Fixed Income Shares - Series TE	$3,019	2.00%
*	Annualized

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the

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difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. The contractual obligations of a buyer or seller of a forward foreign currency contract may generally be satisfied by taking or making physical delivery of the underlying currency, establishing an opposite position in the contract and recognizing the profit or loss on both positions simultaneously on the delivery date or, in some instances, paying a cash settlement before the designated date of delivery. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. Although forwards may be intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values or for other investment purposes. Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on changes in the price of the contracts, a Portfolio pays or receives cash or other eligible assets equal to the daily change in the value of the contract (“variation margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  An option on an instrument (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying

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Notes to Financial Statements (Cont.)

instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

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(d) Swap Agreements  are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of a Portfolio’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act (if any), the Portfolio will count derivative instruments at market value. For purposes of applying a Portfolio’s other investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Portfolio at market value, notional value or full exposure value or any combination of the foregoing (e.g., notional value for purposes of calculating the numerator and market value for purposes of calculating the denominator for compliance with a particular policy or restriction). See Note 6 - Asset Segregation below. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are

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Notes to Financial Statements (Cont.)

valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery

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values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Credit default swaps on indices are instruments often used to attempt to protect investors owning bonds against default, but may also be used for speculative purposes.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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Notes to Financial Statements (Cont.)

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Asset Segregation  Certain of the transactions described above can be viewed as constituting a form of borrowing or financing transaction by a Portfolio. In such event, a Portfolio will cover its commitment under such transactions by segregating or “earmarking” assets in accordance with procedures adopted by the Board, in which case such transactions will not be considered “senior securities” by a Portfolio. With respect to forwards, futures contracts, options and swaps that are required to cash settle (i.e., where physical delivery of the underlying reference asset is not required),

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a Portfolio is permitted to segregate or earmark liquid assets equal to the Portfolio’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value (i.e., the market value of the reference asset underlying the forward or derivative). By segregating or earmarking liquid assets equal to only its net marked-to-market obligation under derivatives that are required to cash settle, a Portfolio will have the ability to utilize such instruments to a greater extent than if a Portfolio were to segregate or earmark liquid assets equal to the full notional value of the instrument.

7. PRINCIPAL RISKS

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

	FISH: Series C	FISH: Series LD	FISH: Series M	FISH: Series R	FISH: Series TE
Risks
Interest Rate	X	X	X	X	X
Credit	X	X	X	X	X
Market	X	X	X	X	X
Foreign (Non-U.S.) Investment	X	X	X	X	—
Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	—
Emerging Markets	X	X	X	X	—
Focused Investment	X	X	X	X	X
Derivatives	X	X	X	X	X
Liquidity	X	X	X	X	X
Management	X	X	X	X	X
High Yield	X	X	X	X	—
Currency	X	X	X	X	—
Leveraging	X	X	X	X	—
Issuer	X	X	X	X	X
Turnover	X	X	X	X	X
Municipal Securities	X	X	X	X	X
Issuer Non-Diversification	—	—	—	—	X
Municipal Project-Specific	—	—	—	—	X
Municipal Bond Market	—	—	—	—	X
California State-Specific	—	—	—	—	X
New York State-Specific	—	—	—	—	X
Sovereign Debt	—	—	—	X	—

Please see “Description of Principal Risks” in a Portfolio’s prospectus for a more detailed description of the risks of investing in a Portfolio.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

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Notes to Financial Statements (Cont.)

Credit Risk  is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset- backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk.

Emerging Markets Risk  is the risk of investing in securities of issuers economically tied to countries with developing economies, which may subject the Portfolio to market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Focused Investment Risk  is the risk that, to the extent that the Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, the Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. The Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit, management and valuation risks, as well as the risks of valuation complexity. The Portfolio’s use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on exchanges or through a central counterparty, credit risk resides with the Portfolio’s clearing broker or the clearinghouse itself, rather than with a counterparty in an

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OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and the Portfolio may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager(s) in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or other foreign (non-U.S.) currencies and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and/or reduced demand for the issuer’s goods or services.

Turnover Risk  is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

Municipal Securities Risk  is the risk that investing in municipal securities subjects the Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular

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Notes to Financial Statements (Cont.)

classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”.

Municipal Project-Specific Risk  is the risk that the Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Market Risk  is the risk that the Portfolio may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the Portfolio as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation.

California State-Specific Risk  is the risk that the Portfolio, to the extent it concentrates its investments in California municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk  is the risk that the Portfolio, to the extent it concentrates its investments in New York municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio

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Notes to Financial Statements (Cont.)

with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  The Trust entered into an Investment Advisory Contract with the Adviser (the “Advisory Contract”) pursuant to which the Adviser serves as the investment adviser to each Portfolio. The Adviser does not receive investment advisory or other fees from the Portfolios or the Trust (although PIMCO may receive compensation under the Advisory Contract with respect to future series of the Trust). The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios.

Each Portfolio is an integral part of one or more “wrap-fee” programs, including those sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. PIMCO may receive fees or other benefits from or through its relationships with the sponsors of such wrap-fee programs for which the Portfolios are an investment option.

(b) Supervisory and Administration Fee  Pursuant to the Supervision and Administration Agreement with PIMCO (the “Administration Agreement”), PIMCO also serves as administrator to the Portfolios (in this capacity, PIMCO is referred to as the “Administrator”). Under the Administration Agreement, the Administrator, at its expense, is required to procure most supervisory and administrative services required by the Portfolios including, but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, tax services, valuation services and other services required for the Portfolios’ daily operations. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear the expenses associated with these services at no charge to the Portfolios. In addition, PIMCO has entered into an expense limitation agreement with the Trust pursuant to which it has agreed to pay or reimburse certain other expenses of the Portfolios, as discussed in more detail below. The Administrator does not receive any administration or other fees from the Portfolios or the Trust for serving as administrator to the Portfolios (although the Administrator may receive compensation under the Administration Agreement with respect to future series of the Trust).

(c) Distribution Contract  The Trust has entered into a distribution contract with PIMCO Investments LLC (the “Distributor”), a wholly-owned subsidiary of PIMCO, pursuant to which the Distributor serves as the distributor and principal underwriter of the Portfolios’ shares (the “Distribution Contract”). The Distributor does not receive any distribution or other fees from the Portfolios or the Trust for serving as the distributor and principal underwriter of the Portfolios’ shares (although the

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Distributor may receive compensation under the Distribution Contract with respect to future series of the Trust).

(d) Expense Limitation Agreement  The Adviser has contractually agreed pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) to bear the expenses of or make payments to each Portfolio to the extent that, for any calendar month, “Specified Expenses”, as defined in the Expense Limitation Agreement of such Portfolio would exceed 0.00%. “Specified Expenses” of a Portfolio means all expenses incurred by the Portfolio, including organizational and offering expenses, but excluding any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities, fees and expenses of any underlying Portfolios or other pooled vehicles in which the Portfolio invests, taxes, governmental fees, dividends and interest on short positions, and extraordinary expenses, including extraordinary legal expenses. This Expense Limitation Agreement shall continue in effect, unless sooner terminated by the Trust’s Board of Trustees, for so long as the Adviser serves as the investment adviser to the applicable Portfolio pursuant to the Advisory Contract.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2018, the Portfolios below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Portfolio Name	Purchases	Sales
Fixed Income SHares: Series C	$11,740	$0
Fixed Income SHares: Series LD	1,909	3,568
Fixed Income SHares: Series M	7,952	40,087
Fixed Income SHares: Series R	377	403
†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these

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Notes to Financial Statements (Cont.)

arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
Fixed Income SHares: Series C	$3,657,079	$4,087,336	$256,930	$203,147
Fixed Income SHares: Series LD	357,964	300,312	25,419	22,500
Fixed Income SHares: Series M	5,002,143	5,068,763	178,604	100,476
Fixed Income SHares: Series R	271,402	285,788	21,336	30,219
Fixed Income SHares: Series TE	0	0	31,273	29,487
†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value.

14. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

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In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2018, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended December 31, 2017, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
Fixed Income SHares: Series C	$185,999	$0
Fixed Income SHares: Series LD	0	1,087
Fixed Income SHares: Series M	0	0
Fixed Income SHares: Series R	2,792	32,827
Fixed Income SHares: Series TE	205	1,301
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
Fixed Income SHares: Series C	$1,841,872	$40,587	$(28,312)	$12,275
Fixed Income SHares: Series LD	197,753	2,723	(3,810)	(1,087)
Fixed Income SHares: Series M	2,205,932	64,867	(30,598)	34,269
Fixed Income SHares: Series R	235,155	6,656	(6,962)	(306)
Fixed Income SHares: Series TE	90,668	3,371	(139)	3,232
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

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Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BOM	Bank of Montreal	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOS	Banc of America Securities LLC	JPM	JP Morgan Chase Bank N.A.
BPG	BNP Paribas Securities Corp.	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	NOM	Nomura Securities International Inc.
BSN	Bank of Nova Scotia	RCY	Royal Bank of Canada
CBK	Citibank N.A.	RDR	RBC Capital Markets LLC
CKL	Citibank N.A. London	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank
FBF	Credit Suisse International	SSB	State Street Bank and Trust Co.
FICC	Fixed Income Clearing Corporation	TDM	TD Securities (USA) LLC
FOB	Credit Suisse Securities (USA) LLC	TOR	Toronto Dominion Bank
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford
GRE	RBS Securities, Inc.	UBS	UBS Securities LLC
GSC	Goldman Sachs & Co.

Currency Abbreviations:
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PLN	Polish Zloty
COP	Colombian Peso	RUB	Russian Ruble
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	TRY	Turkish New Lira
GBP	British Pound	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand
INR	Indian Rupee

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EUR006M	6 Month EUR Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	FRCPXTOB	France Consumer Price ex-Tobacco Index
BBSW1M	1 Month Bank Bill Swap Rate	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
BP0003M	3 Month GBP-LIBOR	ISDA	International Swaps and Derivatives Association, Inc.
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR
CMBX	Commercial Mortgage-Backed Index	T7Y	7 Year Treasury
COF 11	Cost of Funds - 11th District of San Francisco	UKRPI	United Kingdom Retail Prices Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	US0001M	1 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	US0003M	3 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	US0006M	6 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	US0012M	12 Month USD Swap Rate

144	PIMCO MANAGED ACCOUNTS TRUST

(Unaudited)

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.
AGM	Assured Guaranty Municipal	BAM	Build America Mutual Assurance

Other Abbreviations:
ABS	Asset-Backed Security	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
ALT	Alternate Loan Trust	NCUA	National Credit Union Administration
BABs	Build America Bonds	OAT	Obligations Assimilables du Trésor
BBR	Bank Bill Rate	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind
BTP	Buoni del Tesoro Poliennali	REMIC	Real Estate Mortgage Investment Conduit
CDI	Brazil Interbank Deposit Rate	RMBS	Residential Mortgage-Backed Security
CDO	Collateralized Debt Obligation	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	TELBOR	Tel Aviv Inter-Bank Offered Rate
DAC	Designated Activity Company	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
LIBOR	London Interbank Offered Rate	YOY	Year-Over-Year

SEMIANNUAL REPORT	JUNE 30, 2018	145

Approval of Investment Advisory Contract and Other Agreements

At an in-person meeting held on June 14, 2018 (the “Approval Meeting”), the Board of Trustees of PMAT (the “Board”), including the Trustees who are not interested persons (as that term is defined in the Investment Company Act of 1940) of PMAT or PIMCO (the “Independent Trustees”), formally considered and unanimously approved the continuation of the Investment Advisory Contract between PMAT, on behalf of each of its series (as referenced in this exhibit, each, a “Portfolio” and, collectively, the “Portfolios”), and PIMCO (the “Investment Advisory Contract”), the Supervision and Administration Agreement between PMAT, on behalf of each Portfolio, and PIMCO (the “Administration Agreement”) and the Distribution Contract between PMAT, on behalf of each Portfolio, and PI (the “Distribution Contract” and, collectively, the “Agreements”), each for an additional one-year period commencing on August 1, 2018. Prior to the Approval Meeting, the Contracts Committee (the “Committee”) of the Board held an in-person meeting on June 14, 2018 (the “Committee Meeting”) and formally considered and recommended to the Board the continuation of the Agreements. Prior to the Approval Meeting, on May 11, 2018, the Chair and another member of the Committee participated in a conference call with members of management and PIMCO personnel and counsel to the Independent Trustees (“Independent Counsel”) to discuss the process for the Board’s review of the Agreements and to consider certain information relating to the Portfolios, including, among other information, information relating to PIMCO’s profitability with respect to the Agreements and Portfolio performance. On May 16, 2018, PIMCO provided materials to the Committee for its consideration of the Agreements in response to a request from Independent Counsel (the “Manager Request Letter”), as well as other materials and information PIMCO and PI believed was useful in evaluating the continuation of the Agreements. On May 23, 2018, the Committee held a meeting via conference call (collectively with the May 11, 2018 conference call, Committee Meeting and the Approval Meeting, the “Contract Renewal Meetings”), at which the members of the Committee, all of whom are Independent Trustees, considered the materials and information provided by PIMCO and PI bearing on the continuation of the Agreements. The Committee also received and reviewed a memorandum from counsel to the Portfolios regarding the Trustees’ responsibilities in evaluating the Agreements, which they discussed with Independent Counsel.

Following the presentation at the Committee Meeting, the Independent Trustees met separately in executive session with Independent Counsel to review and discuss all relevant information, including, but not limited to, information provided in response to the Manager Request Letter and information presented and discussed at the prior Contract Renewal Meetings.

In connection with their deliberations regarding the proposed continuation of the Agreements for each Portfolio, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees also considered the nature, quality and extent of the various investment management, administrative and other services performed by PIMCO under the Investment Advisory Contract and Administration Agreement and the distribution services provided to each Portfolio by PI under the Distribution Contract.

It was noted that, in connection with their Contract Renewal Meetings, the Trustees relied upon materials provided by PIMCO and PI, which included, among other items: (i) information regarding the investment performance for each Portfolio and certain composites comprised of separate

146	PIMCO MANAGED ACCOUNTS TRUST

(Unaudited)

accounts managed by PIMCO that invest in the Portfolios, along with associated benchmark indices for such separate accounts; (ii) the estimated profitability to PIMCO with respect to the Portfolios for the one-year period ended December 31, 2017; (iii) information regarding the overall organization of PIMCO, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative, compliance and other services to the Portfolios; (iv) information regarding sub-accounting arrangements for the Portfolios; and (v) PI’s Compliance Manual, organizational structure and personnel information.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Portfolios. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Portfolios; the ability of PIMCO to attract and retain capable personnel; and the capabilities of the senior management and staff of PIMCO. In addition, the Trustees reviewed the quality of PIMCO’s services with respect to regulatory compliance and compliance with the investment policies of the Portfolios; the nature and quality of the supervisory and administrative services PIMCO is responsible for providing to the Portfolios under the Administration Agreement; the nature and quality of the distribution services that PI is responsible for providing under the Distribution Contract; and conditions that might affect PIMCO’s and PI’s ability to provide high-quality services to the Portfolios in the future under the Agreements, including PIMCO’s and PI’s financial condition and operational stability. Based on the foregoing, the Trustees concluded that PIMCO’s investment process, research capabilities and philosophy are well suited to the Portfolios given their investment objectives and policies, and that PIMCO and PI would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

The Trustees also considered the performance of the Portfolios as compared to the performance of certain composites comprised of separate accounts managed by PIMCO that invest in the Portfolios, along with associated benchmark indices for such separate accounts. The Trustees noted that because the Portfolios are intended to form only a portion of an overall investment strategy and were developed exclusively for use within separately managed accounts, comparisons to the performance of traditional stand-alone funds or accounts managed by PIMCO would produce limited information. In the course of their deliberations, the Trustees took into account information provided by PIMCO and PI at the Contract Renewal Meetings, as well as information provided during investment review meetings conducted with PIMCO personnel during the course of the year regarding each Portfolio’s performance.

The Trustees also gave substantial consideration to the fact that, with respect to the Portfolios, no fees are payable to PIMCO or PI from the Portfolios under the Agreements, and that PIMCO has entered into an Expense Limitation Agreement with PMAT, on behalf of each Portfolio, pursuant to which PIMCO waives all fees and/or pays or reimburses all expenses of the Portfolios, except

SEMIANNUAL REPORT	JUNE 30, 2018	147

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

extraordinary expenses, including extraordinary legal expenses, and expenses incurred as a result of portfolio investments, such as any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, fees and expenses of any underlying funds or other pooled vehicles in which the Portfolios invest, taxes, governmental fees and dividends and interest on short positions.

The Trustees also considered the amounts paid by the sponsors of the “wrap” programs to PIMCO and/or its affiliates with respect to wrap account assets invested in the Portfolios, as well as the fees “imputed” to PIMCO, for purposes of arriving at an estimate of profitability arising from PIMCO’s and its affiliates’ relationships with the Portfolios. Among other information, the Trustees took into account explanations from PIMCO regarding how certain corporate and shared expenses were allocated among the Portfolios and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. Based on the profitability analysis provided by PIMCO, the Trustees determined that, taking into account the various assumptions made, that such profitability did not appear to be excessive.

Because the Portfolios do not pay fees directly, the Trustees did not place emphasis on the extent to which economies of scale would be realized due to potential growth of assets in the Portfolios or whether fee and expense levels reflect economies of scale for the Portfolios’ shareholders.

The Trustees considered the fact that PIMCO and its affiliates may benefit from their relationships with the sponsors of wrap programs for which the Portfolios are an investment option. They noted such benefits include the receipt by PIMCO and its affiliates of fees paid by the sponsor of the wrap program based on assets under management of the wrap program. Additionally, the Trustees considered so-called “fall-out benefits” to PIMCO, such as reputational value derived from serving as investment adviser to the Portfolios and research, statistical and quotation services PIMCO may receive from broker-dealers executing the Portfolios’ portfolio transactions on an agency basis.

After reviewing these and other factors described herein, including that no fees are payable under the Agreements, the Trustees concluded, with respect to each Portfolio, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Portfolios. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements were in the interests of each Portfolio and its shareholders, and should be approved.

148	PIMCO MANAGED ACCOUNTS TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

FISH4001SAR_063018

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE— Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: August 28, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: August 28, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: August 28, 2018